UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2022

Date of reporting period:	4/30/2022

Item 1 – Reports to Stockholders

PGIM QUANT SOLUTIONS INTERNATIONAL EQUITY FUND

Formerly known as PGIM QMA International Equity Fund

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions International Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions International Equity Fund

June 15, 2022

PGIM Quant Solutions International Equity Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/22 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-11.33	-15.42	2.29	3.99	—

Class C	-11.92	-12.28	2.40	3.69	—

Class Z	-11.28	-10.14	3.81	4.93	—

Class R6	-11.05	-9.91	4.10	N/A	6.04 (12/28/2016)

MSCI All Country World ex-US Index

	-11.87	-10.31	4.94	5.04	—

Average Annual Total Returns as of 4/30/22 Since Inception (%)

Class R6 (12/28/2016)

MSCI All Country World ex-US Index	6.54

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	None	None

Benchmark Definition

MSCI All Country World ex-US Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to provide a broad measure of stock performance throughout the world, with the exception of US-based companies. The Index includes both developed and emerging markets.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions International Equity Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	Taiwan	1.9%

Roche Holding AG	Pharmaceuticals	Switzerland	1.5%

Sanofi	Pharmaceuticals	France	1.1%

Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	1.1%

GlaxoSmithKline plc	Pharmaceuticals	United States	1.0%

British American Tobacco plc	Tobacco	United Kingdom	1.0%

Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	Canada	1.0%

Mitsubishi UFJ Financial Group, Inc.	Banks	Japan	0.9%

Toronto-Dominion Bank (The)	Banks	Canada	0.9%

iShares MSCI EAFE ETF	Exchange Traded Funds	United States	0.9%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Quant Solutions International Equity Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions International Equity Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 886.70	1.42%	$ 6.64
	Hypothetical	$1,000.00	$1,017.75	1.42%	$ 7.10

Class C	Actual	$1,000.00	$ 880.80	2.66%	$12.40
	Hypothetical	$1,000.00	$1,011.60	2.66%	$13.27

Class Z	Actual	$1,000.00	$ 889.50	1.01%	$ 4.73
	Hypothetical	$1,000.00	$1,019.79	1.01%	$ 5.06

Class R6	Actual	$1,000.00	$ 887.20	0.78%	$ 3.65
	Hypothetical	$1,000.00	$1,020.93	0.78%	$ 3.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 97.7%

COMMON STOCKS 95.2%

Australia 4.8%

ARB Corp. Ltd.	32,872	$909,924
Bendigo & Adelaide Bank Ltd.	40,950	304,497
BHP Group Ltd.	26,938	894,178
BlueScope Steel Ltd.	17,635	251,225
Charter Hall Group, REIT	18,795	202,155
Dexus, REIT	112,635	874,560
Genworth Mortgage Insurance Australia Ltd.	337,943	712,304
Glencore PLC*	86,620	530,682
Goodman Group, REIT	84,092	1,397,209
JB Hi-Fi Ltd.	15,765	582,128
Jumbo Interactive Ltd.	9,672	118,200
Macquarie Group Ltd.	6,767	968,485
Nick Scali Ltd.	9,639	68,601
Rio Tinto Ltd.	3,792	297,345
Rio Tinto PLC	12,374	873,473
Sonic Healthcare Ltd.	48,881	1,258,629
Stockland, REIT	37,076	106,780
West African Resources Ltd.*	297,147	282,498

		10,632,873

Austria 0.6%

OMV AG	24,478	1,256,241

Belgium 0.1%

Bekaert SA	2,280	84,831
Tessenderlo Group SA*	3,385	118,916

		203,747

Brazil 1.1%

Banco do Brasil SA	165,000	1,108,021
Banco Santander Brasil SA, UTS	68,000	437,658
Cia de Saneamento de Minas Gerais-COPASA	84,900	235,263
Cia de Saneamento do Parana, UTS	54,900	220,424
Marfrig Global Foods SA	53,100	202,242
Petroleo Brasileiro SA	33,100	225,288
Vale SA	4,400	74,794

		2,503,690

Canada 8.2%

Alimentation Couche-Tard, Inc.	11,500	511,956

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Canada (cont’d.)

Aritzia, Inc.*	29,200	$1,039,894
Artis Real Estate Investment Trust, REIT	69,200	706,194
Bank of Montreal	5,700	604,365
Canaccord Genuity Group, Inc.	35,600	313,144
Canadian Imperial Bank of Commerce	15,100	1,669,328
Canadian Natural Resources Ltd.	34,900	2,160,043
Canadian Tire Corp. Ltd. (Class A Stock)	700	96,419
Canfor Corp.*	52,900	1,008,050
CGI, Inc.*	13,500	1,076,511
Dollarama, Inc.	2,600	144,547
Fairfax Financial Holdings Ltd.	2,600	1,428,609
George Weston Ltd.	5,500	684,241
Gildan Activewear, Inc.	7,700	260,912
Imperial Oil Ltd.	8,400	422,926
Interfor Corp.	47,800	1,362,578
Loblaw Cos. Ltd.	13,700	1,253,172
Manulife Financial Corp.	17,600	344,150
Metro, Inc.	2,200	120,922
North West Co., Inc. (The)	12,500	348,636
Nutrien Ltd.	1,500	147,402
Royal Bank of Canada	1,500	151,500
Russel Metals, Inc.	6,100	162,584
Toromont Industries Ltd.	1,000	88,032
Toronto-Dominion Bank (The)	26,900	1,942,981

		18,049,096

Chile 0.1%

Cencosud SA	53,740	86,021
Lundin Mining Corp.	10,000	91,309

		177,330

China 10.4%

Agricultural Bank of China Ltd. (Class H Stock)	260,000	97,721
Alibaba Group Holding Ltd.*	38,800	478,392
Bank of China Ltd. (Class H Stock)	759,000	298,257
Bank of Communications Co. Ltd. (Class H Stock)	2,228,000	1,547,715
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	147,800	142,617
Beijing Enterprises Holdings Ltd.	30,000	101,465
BYD Co. Ltd. (Class H Stock)	48,500	1,416,300
China BlueChemical Ltd. (Class H Stock)	1,792,000	615,476
China CITIC Bank Corp. Ltd. (Class H Stock)	850,000	431,929
China Construction Bank Corp. (Class H Stock)	2,587,000	1,827,330
China Medical System Holdings Ltd.	498,000	716,777

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

China Shenhua Energy Co. Ltd. (Class H Stock)	272,000	$869,438
Chlitina Holding Ltd.	105,000	657,629
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	360,000	208,771
Chow Tai Fook Jewellery Group Ltd.*	672,600	1,126,404
CITIC Ltd.	746,000	770,005
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	237,300	369,683
CSPC Pharmaceutical Group Ltd.	540,000	554,244
Greentown Management Holdings Co. Ltd., 144A	340,000	255,835
Guotai Junan Securities Co. Ltd. (Class A Stock)	35,700	77,770
Huaxia Bank Co. Ltd. (Class A Stock)	420,300	343,509
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,662,000	1,620,146
Industrial Bank Co. Ltd. (Class A Stock)	119,500	366,602
Intco Medical Technology Co. Ltd. (Class A Stock)*	45,564	196,213
JD.com, Inc. (Class A Stock)*	1,404	45,455
Lenovo Group Ltd.	1,244,000	1,200,985
Li Ning Co. Ltd.	156,500	1,225,545
Metallurgical Corp. of China Ltd. (Class A Stock)	502,900	262,042
PetroChina Co. Ltd. (Class H Stock)	2,004,000	956,488
Pinduoduo, Inc., ADR*	15,000	646,350
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	144,900	374,560
Shanghai International Port Group Co. Ltd. (Class A Stock)	402,600	356,050
Shanxi Taigang Stainless Steel Co. Ltd. (Class A Stock)	213,000	188,906
SITC International Holdings Co. Ltd.	26,000	86,530
Tencent Holdings Ltd.	27,300	1,283,844
Wilmar International Ltd.	404,400	1,287,988

		23,004,971

Denmark 1.5%

AP Moller - Maersk A/S (Class B Stock)	546	1,594,287
Novo Nordisk A/S (Class B Stock)	2,496	286,219
Pandora A/S	5,545	491,744
Scandinavian Tobacco Group A/S, 144A	44,692	938,186

		3,310,436

Finland 1.3%

Fortum OYJ	5,300	88,304
Nokia OYJ*	255,352	1,305,444
Sampo OYJ (Class A Stock)	28,940	1,405,420

		2,799,168

France 6.3%

Capgemini SE	3,333	678,318

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

France (cont’d.)

Carrefour SA	6,324	$133,621
Cie de Saint-Gobain	28,092	1,631,808
Cie Generale des Etablissements Michelin SCA	8,405	1,041,572
Coface SA	34,576	417,703
Dassault Systemes SE	5,844	258,188
Eiffage SA	860	85,000
Engie SA	106,266	1,257,330
Hermes International	587	721,794
Ipsen SA	10,277	1,064,651
Kering SA	692	368,549
L’Oreal SA	1,763	637,892
LVMH Moet Hennessy Louis Vuitton SE	1,106	711,593
Metropole Television SA	7,770	143,679
Publicis Groupe SA	19,555	1,170,134
Sanofi	22,586	2,388,743
Sartorius Stedim Biotech	336	109,995
Television Francaise 1	49,958	422,566
Trigano SA	4,447	572,137

		13,815,273

Georgia 0.1%

Bank of Georgia Group PLC	6,739	103,264

Germany 3.7%

Allianz SE	3,356	755,124
Aurubis AG	5,960	679,654
Bayer AG*	15,640	1,026,660
Bayerische Motoren Werke AG	2,990	243,842
Covestro AG, 144A	21,433	923,128
Deutsche Pfandbriefbank AG, 144A	7,340	93,056
Deutsche Post AG	20,330	862,676
Deutsche Telekom AG	5,612	102,718
E.ON SE	97,901	1,019,388
Freenet AG	11,353	311,242
Infineon Technologies AG	7,625	217,756
Mercedes-Benz Group AG*	2,442	169,766
Merck KGaA	7,697	1,431,549
Nemetschek SE	900	71,332
Northern Data AG*(a)	2,992	153,908

		8,061,799

Greece 0.0%

Hellenic Telecommunications Organization SA	5,140	98,922

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Hong Kong 1.7%

Jardine Matheson Holdings Ltd.	21,500	$1,137,333
Link REIT, REIT	158,500	1,366,237
Value Partners Group Ltd.	657,000	248,497
WH Group Ltd., 144A	1,338,000	924,868

		3,676,935

India 3.5%

Bajaj Consumer Care Ltd.	153,522	335,164
Bharat Electronics Ltd.	26,620	82,348
Cipla Ltd.	6,700	85,675
GAIL India Ltd.	45,589	94,226
Indian Oil Corp. Ltd.	63,147	103,182
Infosys Ltd.	12,768	258,012
JSW Steel Ltd.	10,780	101,334
NTPC Ltd.	223,251	451,925
Oil & Natural Gas Corp. Ltd.	692,987	1,440,287
Page Industries Ltd.	168	99,651
Power Grid Corp. of India Ltd.	530,365	1,574,106
Redington India Ltd.	250,893	496,987
Sun Pharmaceutical Industries Ltd.	24,104	290,749
Tanla Platforms Ltd.	20,020	367,503
Tata Elxsi Ltd.	1,974	198,261
Tata Steel Ltd.	87,353	1,436,567
Titan Co. Ltd.	11,141	354,991

		7,770,968

Indonesia 0.8%

Astra International Tbk PT	2,359,100	1,231,778
First Pacific Co. Ltd.	1,318,000	531,313

		1,763,091

Ireland 0.2%

Kingspan Group PLC	3,489	326,881

Israel 0.9%

Bank Hapoalim BM	9,728	90,095
Bank Leumi Le-Israel BM	128,108	1,354,361
Bezeq The Israeli Telecommunication Corp. Ltd.*	329,833	526,607

		1,971,063

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Italy 1.2%

Eni SpA	90,809	$1,270,817
Ferrari NV	1,120	235,788
Mediobanca Banca di Credito Finanziario SpA	8,100	81,384
MFE-MediaForEurope NV (Class A Stock)*(a)	438,010	265,450
MFE-MediaForEurope NV (Class B Stock)(a)	394,527	361,420
Moncler SpA	1,836	95,773
Poste Italiane SpA, 144A	25,720	251,790

		2,562,422

Japan 11.5%

Advantest Corp.	1,800	123,470
Benesse Holdings, Inc.	15,200	270,270
Canon, Inc.	63,300	1,450,260
Chugai Pharmaceutical Co. Ltd.	41,300	1,239,448
Dai-ichi Life Holdings, Inc.	80,000	1,577,622
Daiwa House Industry Co. Ltd.	5,200	125,415
Digital Garage, Inc.	10,700	353,219
Digital Holdings, Inc.	11,400	128,404
Fujitsu Ltd.	9,000	1,282,736
GungHo Online Entertainment, Inc.	31,000	631,904
H.U. Group Holdings, Inc.	3,700	82,323
IDOM, Inc.	28,800	143,823
Inpex Corp.	106,500	1,284,321
Isuzu Motors Ltd.	29,700	346,764
Japan Tobacco, Inc.	75,100	1,284,323
KDDI Corp.	13,900	470,410
Marubeni Corp.	14,500	158,627
Mitsubishi Corp.	23,500	790,213
Mitsubishi UFJ Financial Group, Inc.	342,000	1,962,250
Mitsui & Co. Ltd.	72,200	1,744,337
Mitsui OSK Lines Ltd.	3,500	82,109
Nintendo Co. Ltd.	2,200	1,004,170
Nippon Telegraph & Telephone Corp.	30,668	908,252
Nippon Yusen KK	5,400	391,368
Nisshinbo Holdings, Inc.	60,000	449,402
Nitto Denko Corp.	1,200	81,570
NTT Data Corp.	8,600	158,254
Recruit Holdings Co. Ltd.	23,600	873,465
Renesas Electronics Corp.*	53,200	572,693
Secom Co. Ltd.	1,400	98,773
Shimamura Co. Ltd.	2,000	177,587
Shimano, Inc.	6,500	1,135,142
Shionogi & Co. Ltd.	2,500	140,868
Sumitomo Corp.	79,500	1,253,965

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Taisei Corp.	6,000	$162,586
Takeda Pharmaceutical Co. Ltd.	14,200	412,072
Toshiba Corp.	3,500	144,063
Toyota Motor Corp.	13,665	234,516
Transcosmos, Inc.	4,400	104,085
Uchida Yoko Co. Ltd.	4,400	165,966
Yamaha Motor Co. Ltd.	37,800	780,161
YA-MAN Ltd.	21,200	201,959
Yoshinoya Holdings Co. Ltd.	22,600	410,798

		25,393,963

Kuwait 0.1%

Humansoft Holding Co. KSC	25,806	284,452

Luxembourg 1.1%

ArcelorMittal SA	45,760	1,338,468
Eurofins Scientific SE	12,610	1,168,565

		2,507,033

Malaysia 0.5%

Petronas Chemicals Group Bhd	435,600	1,021,365

Mexico 0.1%

America Movil SAB de CV (Class L Stock)	127,300	124,140

Netherlands 3.2%

Aegon NV	16,440	84,830
ASML Holding NV	1,737	983,245
Koninklijke Ahold Delhaize NV	54,020	1,587,070
Koninklijke KPN NV	32,466	112,297
NN Group NV	24,552	1,206,323
Randstad NV	21,631	1,143,727
Shell PLC	62,243	1,678,572
Wolters Kluwer NV	2,552	257,886

		7,053,950

Nigeria 0.3%

Airtel Africa PLC, 144A	338,897	611,052

Norway 0.3%

Equinor ASA	19,915	675,430

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Peru 0.0%

Southern Copper Corp.	1,400	$87,178

Philippines 0.0%

PLDT, Inc.	2,645	93,177

Portugal 0.0%

Sonae SGPS SA	81,802	88,340

Qatar 0.7%

Industries Qatar QSC	304,106	1,571,274

Russia 0.0%

Inter RAO UES PJSC^	13,660,000	19
LUKOIL PJSC^	14,283	—
Polyus PJSC^	1,450	—
Rosneft Oil Co. PJSC^	155,425	—
Sberbank of Russia PJSC^	366,709	1

		20

Saudi Arabia 0.4%

Leejam Sports Co. JSC	3,014	89,051
Riyad Bank	7,940	86,115
SABIC Agri-Nutrients Co.	17,462	758,345

		933,511

Singapore 1.2%

DBS Group Holdings Ltd.	77,100	1,871,678
STMicroelectronics NV	15,760	581,732
United Overseas Bank Ltd.	10,400	222,501

		2,675,911

South Africa 1.5%

Anglo American PLC	15,575	705,127
FirstRand Ltd.	272,979	1,175,812
Impala Platinum Holdings Ltd.	7,804	101,558
Sibanye Stillwater Ltd.	370,432	1,295,747

		3,278,244

South Korea 5.2%

BNK Financial Group, Inc.	38,013	236,010
DB Insurance Co. Ltd.	13,743	732,413

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

Hana Financial Group, Inc.	39,518	$1,471,869
KB Financial Group, Inc.	29,982	1,378,729
Kia Corp.	21,889	1,429,926
LG Innotek Co. Ltd.	1,872	509,701
MegaStudyEdu Co. Ltd.	17,016	1,280,118
POSCO Holdings, Inc.	5,676	1,288,955
Samsung Electronics Co. Ltd.	44,651	2,368,175
SK Hynix, Inc.	8,400	730,769
Woori Financial Group, Inc.	7,080	82,103

		11,508,768

Spain 0.8%

Banco Santander SA	153,232	448,391
Endesa SA	45,884	961,593
Telefonica SA	48,222	234,312

		1,644,296

Sweden 1.2%

Ambea AB, 144A	19,404	97,787
Atlas Copco AB (Class A Stock)	7,672	346,958
Atlas Copco AB (Class B Stock)	3,502	136,965
Investor AB (Class A Stock)	4,642	97,121
Investor AB (Class B Stock)	74,208	1,418,873
Inwido AB	12,664	175,543
Sandvik AB	4,401	83,488
Skanska AB (Class B Stock)	3,820	72,873
SSAB AB (Class A Stock)	12,660	80,704
Telefonaktiebolaget LM Ericsson (Class B Stock)	25,650	204,621

		2,714,933

Switzerland 5.9%

Bucher Industries AG	1,040	376,066
Chocoladefabriken Lindt & Spruengli AG	1	118,412
Cie Financiere Richemont SA (Class A Stock)	10,619	1,231,339
Kuehne + Nagel International AG	4,945	1,385,585
Nestle SA	13,850	1,783,125
Novartis AG	19,332	1,708,827
Roche Holding AG	9,012	3,337,769
Sensirion Holding AG, 144A*	3,924	469,720
SFS Group AG	632	79,155

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Switzerland (cont’d.)

UBS Group AG	111,696	$1,889,040
Zurich Insurance Group AG	1,323	602,120

		12,981,158

Taiwan 4.0%

Asustek Computer, Inc.	108,000	1,295,878
Cathay Financial Holding Co. Ltd.	72,000	150,700
Chunghwa Telecom Co. Ltd.	25,000	110,750
Evergreen Marine Corp. Taiwan Ltd.	248,000	1,188,769
Formosa Plastics Corp.	34,000	120,261
Kindom Development Co. Ltd.	159,000	186,153
Nan Ya Plastics Corp.	42,000	122,421
Nan Ya Printed Circuit Board Corp.	8,000	107,104
Novatek Microelectronics Corp.	6,000	79,012
Taita Chemical Co. Ltd.	190,600	197,813
Taiwan Semiconductor Manufacturing Co. Ltd.	227,000	4,089,672
Unimicron Technology Corp.	12,000	84,072
United Microelectronics Corp.	487,000	770,548
Vanguard International Semiconductor Corp.	18,000	62,947
Wan Hai Lines Ltd.	17,000	82,307
Yang Ming Marine Transport Corp.*	21,000	87,717

		8,736,124

Thailand 0.6%

Advanced Info Service PCL	196,000	1,223,871
AP Thailand PCL	432,400	148,621

		1,372,492

Turkey 1.0%

Enerjisa Enerji A/S, 144A	579,269	548,786
Ford Otomotiv Sanayi A/S	5,069	101,800
Haci Omer Sabanci Holding A/S	91,266	122,327
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	611,960	620,393
KOC Holding A/S	39,380	105,825
Koza Anadolu Metal Madencilik Isletmeleri A/S*	341,539	718,833

		2,217,964

Ukraine 0.3%

Ferrexpo PLC	278,912	583,210

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

United Arab Emirates 0.2%

Abu Dhabi Commercial Bank PJSC	84,140	$232,829
Aldar Properties PJSC	99,225	152,083

		384,912

United Kingdom 6.2%

3i Group PLC	77,042	1,268,686
AstraZeneca PLC	2,242	296,400
Barclays PLC	665,522	1,222,995
British American Tobacco PLC	54,329	2,275,891
CNH Industrial NV	9,052	129,107
Dunelm Group PLC	29,789	369,456
Greggs PLC	6,838	198,637
Halfords Group PLC	60,592	168,071
Howden Joinery Group PLC	43,381	407,748
Imperial Brands PLC	62,078	1,286,069
JD Sports Fashion PLC	93,227	154,355
Lloyds Banking Group PLC	661,575	376,167
Morgan Sindall Group PLC	5,863	155,126
NatWest Group PLC	447,559	1,197,843
Next PLC	1,288	96,872
Safestore Holdings PLC, REIT	32,233	492,721
SSE PLC	9,243	215,218
Tesco PLC	217,242	740,159
Unilever PLC	30,921	1,438,304
WPP PLC	94,772	1,183,592

		13,673,417

United States 2.4%

Ferguson PLC	11,745	1,482,586
GlaxoSmithKline PLC	102,066	2,305,490
JBS SA	195,200	1,496,391

		5,284,467

TOTAL COMMON STOCKS
(cost $208,798,187)		209,588,951

EXCHANGE-TRADED FUND 0.9%

United States

iShares MSCI EAFE ETF (cost $2,224,463)	27,900	1,915,056

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description			Shares	Value

PREFERRED STOCKS 1.6%

Brazil 1.3%

Braskem SA (PRFC A)			11,000	$89,710
Cia Energetica de Minas Gerais (PRFC)			266,900	812,477
Cia Paranaense de Energia (PRFC B)			232,000	348,660
Petroleo Brasileiro SA (PRFC)			266,700	1,644,775

				2,895,622

Germany 0.1%

Sartorius AG (PRFC)			237	89,065
Volkswagen AG (PRFC)			1,647	254,292

				343,357

South Korea 0.2%

Samsung Electronics Co. Ltd. (PRFC)			7,571	351,415

TOTAL PREFERRED STOCKS
(cost $2,845,134)				3,590,394

TOTAL LONG-TERM INVESTMENTS
(cost $213,867,784)				215,094,401

SHORT-TERM INVESTMENTS 1.6%

AFFILIATED MUTUAL FUND 0.2%
PGIM Institutional Money Market Fund (cost $499,278; includes $498,933 of cash collateral for securities on loan)(b)(wa)			499,797	499,397

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.2%
U.S. Treasury Bills (cost $569,675)	0.447%	06/16/22	570	569,682

See Notes to Financial Statements.

20

Description	Shares	Value

UNAFFILIATED FUND 1.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $2,563,016)	2,563,016	$2,563,016

TOTAL SHORT-TERM INVESTMENTS
(cost $3,631,969)		3,632,095

TOTAL INVESTMENTS 99.3%
(cost $217,499,753)		218,726,496
Other assets in excess of liabilities(z) 0.7%		1,517,509

NET ASSETS 100.0%		$220,244,005

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $20 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $450,993; cash collateral of $498,933 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Futures contracts outstanding at April 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
35	Mini MSCI EAFE Index	Jun. 2022	$3,494,050	$ (95,654)
43	Mini MSCI Emerging Markets Index	Jun. 2022	2,273,410	(5,574)

				$(101,228)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$569,682

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$10,632,873	$—
Austria	—	1,256,241	—
Belgium	—	203,747	—
Brazil	2,503,690	—	—
Canada	18,049,096	—	—
Chile	177,330	—	—
China	646,350	22,358,621	—
Denmark	—	3,310,436	—
Finland	—	2,799,168	—
France	—	13,815,273	—
Georgia	—	103,264	—

See Notes to Financial Statements.

22

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Germany	$—	$8,061,799	$—
Greece	—	98,922	—
Hong Kong	—	3,676,935	—
India	—	7,770,968	—
Indonesia	—	1,763,091	—
Ireland	—	326,881	—
Israel	—	1,971,063	—
Italy	—	2,562,422	—
Japan	—	25,393,963	—
Kuwait	—	284,452	—
Luxembourg	—	2,507,033	—
Malaysia	—	1,021,365	—
Mexico	124,140	—	—
Netherlands	—	7,053,950	—
Nigeria	—	611,052	—
Norway	—	675,430	—
Peru	87,178	—	—
Philippines	—	93,177	—
Portugal	—	88,340	—
Qatar	—	1,571,274	—
Russia	—	—	20
Saudi Arabia	—	933,511	—
Singapore	—	2,675,911	—
South Africa	—	3,278,244	—
South Korea	—	11,508,768	—
Spain	—	1,644,296	—
Sweden	—	2,714,933	—
Switzerland	—	12,981,158	—
Taiwan	—	8,736,124	—
Thailand	—	1,372,492	—
Turkey	—	2,217,964	—
Ukraine	—	583,210	—
United Arab Emirates	—	384,912	—
United Kingdom	—	13,673,417	—
United States	1,496,391	3,788,076	—
Exchange-Traded Fund
United States	1,915,056	—	—
Preferred Stocks
Brazil	2,895,622	—	—
Germany	—	343,357	—
South Korea	—	351,415	—
Short-Term Investments
Affiliated Mutual Fund	499,397	—	—

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
U.S. Treasury Obligation.	$—	$569,682	$—
Unaffiliated Fund	2,563,016	—	—

Total	$30,957,266	$187,769,210	$20

Other Financial Instruments*
Liabilities
Futures Contracts	$(101,228)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2022 were as follows:

Banks	11.6%
Pharmaceuticals	8.0
Oil, Gas & Consumable Fuels	6.7
Metals & Mining	5.8
Insurance	3.9
Semiconductors & Semiconductor Equipment	3.7
Automobiles	3.1
Technology Hardware, Storage & Peripherals	3.1
Trading Companies & Distributors	2.9
Food Products	2.8
Tobacco	2.6
Textiles, Apparel & Luxury Goods	2.6
Food & Staples Retailing	2.4
Equity Real Estate Investment Trusts (REITs)	2.4
Electric Utilities	2.3
Marine	2.2
Capital Markets	2.1
Chemicals	2.1
Industrial Conglomerates	1.9
IT Services	1.9
Specialty Retail	1.9
Media	1.6
Personal Products	1.5
Wireless Telecommunication Services	1.2
Unaffiliated Fund	1.2

Diversified Financial Services	1.1%
Paper & Forest Products	1.1
Multi-Utilities	1.1
Professional Services	1.0
Building Products	1.0
Diversified Telecommunication Services	1.0
Auto Components	0.9
Exchange-Traded Fund	0.9
Diversified Consumer Services	0.8
Entertainment	0.7
Communications Equipment	0.7
Health Care Providers & Services	0.7
Electronic Equipment, Instruments & Components	0.6
Interactive Media & Services	0.6
Machinery	0.6
Life Sciences Tools & Services	0.5
Internet & Direct Marketing Retail	0.5
Leisure Products	0.5
Software	0.5
Construction & Engineering	0.4
Air Freight & Logistics	0.4
Hotels, Restaurants & Leisure	0.4
Thrifts & Mortgage Finance	0.3
Real Estate Management & Development	0.3
U.S. Treasury Obligation	0.2

See Notes to Financial Statements.

24

Industry Classification (continued):

Affiliated Mutual Fund (0.2% represents investments purchased with collateral from securities on loan)	0.2%
Water Utilities	0.2
Independent Power & Renewable Electricity Producers	0.2
Transportation Infrastructure	0.2
Multiline Retail	0.1
Health Care Equipment & Supplies	0.1
Gas Utilities	0.0	*

Commercial Services & Supplies	0.0	*%
Aerospace & Defense	0.0	*

	99.3
Other assets in excess of liabilities	0.7

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$101,228	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(717,652)

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(19,683)

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$5,509,287

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$450,993	$(450,993)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2022

Assets

Investments at value, including securities on loan of $450,993:
Unaffiliated investments (cost $217,000,475)	$218,227,099
Affiliated investments (cost $499,278)	499,397
Foreign currency, at value (cost $1,398,501)	1,383,111
Receivable for investments sold	12,632,430
Dividends and interest receivable	842,988
Tax reclaim receivable	805,624
Receivable for Fund shares sold	376,455
Prepaid expenses and other assets	55,029

Total Assets	234,822,133

Liabilities

Payable for investments purchased	12,807,508
Payable for Fund shares purchased	825,760
Payable to broker for collateral for securities on loan	498,933
Management fee payable	115,946
Foreign capital gains tax liability accrued	93,546
Affiliated transfer agent fee payable	89,463
Accrued expenses and other liabilities	72,999
Distribution fee payable	39,846
Due to broker—variation margin futures	32,931
Directors’ fees payable	1,196

Total Liabilities	14,578,128

Net Assets	$220,244,005

Net assets were comprised of:
Common stock, at par	$322
Paid-in capital in excess of par	220,552,901
Total distributable earnings (loss)	(309,218)

Net assets, April 30, 2022	$220,244,005

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	27

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2022

Class A
Net asset value and redemption price per share, ($ 147,668,228 ÷ 21,649,982 shares of common stock issued and outstanding)	$6.82
Maximum sales charge (5.50% of offering price)	0.40

Maximum offering price to public	$7.22

Class C
Net asset value, offering price and redemption price per share, ($ 1,953,225 ÷ 302,884 shares of common stock issued and outstanding)	$6.45

Class Z
Net asset value, offering price and redemption price per share, ($ 16,691,701 ÷ 2,424,457 shares of common stock issued and outstanding)	$6.88

Class R6
Net asset value, offering price and redemption price per share, ($ 53,930,851 ÷ 7,825,650 shares of common stock issued and outstanding)	$6.89

See Notes to Financial Statements.

28

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $477,977 foreign withholding tax)	$3,811,818
Income from securities lending, net (including affiliated income of $929)	8,175
Affiliated dividend income	922
Interest income	403

Total income	3,821,318

Expenses
Management fee	906,162
Distribution fee(a)	258,370
Transfer agent’s fees and expenses (including affiliated expense of $165,376)(a)	291,764
Custodian and accounting fees	80,190
Registration fees(a)	26,819
Shareholders’ reports	20,075
Audit fee	15,174
Legal fees and expenses	10,750
Directors’ fees	6,802
Miscellaneous	35,344

Total expenses	1,651,450
Less: Fee waiver and/or expense reimbursement(a)	(140,413)

Net expenses	1,511,037

Net investment income (loss)	2,310,281

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(565)) (net of foreign capital gains taxes $(29,429))	(291,337)
Futures transactions	(717,652)
Foreign currency transactions	(129,433)

(1,138,422)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $119) (net of change in foreign capital gains taxes $94,193)	(29,284,892)
Futures	(19,683)
Foreign currencies	(113,447)

(29,418,022)

Net gain (loss) on investment and foreign currency transactions	(30,556,444)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(28,246,163)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	247,325	11,045	—	—
Transfer agent’s fees and expenses	273,242	4,368	13,191	963
Registration fees	8,764	5,400	5,908	6,747
Fee waiver and/or expense reimbursement	(90,749)	(1,216)	(9,019)	(39,429)

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	29

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,310,281	$5,322,646
Net realized gain (loss) on investment and foreign currency transactions	(1,138,422)	30,688,248
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(29,418,022)	16,233,145

Net increase (decrease) in net assets resulting from operations	(28,246,163)	52,244,039

Dividends and Distributions
Distributions from distributable earnings
Class A	(17,710,432)	(2,396,047)
Class C	(215,704)	(9,676)
Class Z	(1,681,493)	(272,737)
Class R6	(6,297,350)	(439,796)

	(25,904,979)	(3,118,256)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	14,522,346	61,325,609
Net asset value of shares issued in reinvestment of dividends and distributions	25,597,840	3,075,128
Cost of shares purchased	(20,658,586)	(40,318,009)

Net increase (decrease) in net assets from Fund share transactions	19,461,600	24,082,728

Total increase (decrease)	(34,689,542)	73,208,511

Net Assets:
Beginning of period	254,933,547	181,725,036

End of period	$220,244,005	$254,933,547

See Notes to Financial Statements.

30

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.59		$6.74	$7.19	$6.96	$7.95	$6.48
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.18	0.11	0.15	0.16	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.97)		1.78	(0.39)	0.28	(1.00)	1.49
Total from investment operations	(0.90)		1.96	(0.28)	0.43	(0.84)	1.60
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.11)	(0.17)	(0.17)	(0.15)	(0.13)
Distributions from net realized gains	(0.63)		-	-	(0.03)	-	-
Total dividends and distributions	(0.87)		(0.11)	(0.17)	(0.20)	(0.15)	(0.13)
Net asset value, end of period	$6.82		$8.59	$6.74	$7.19	$6.96	$7.95
Total Return(b):	(11.33)%		29.28%	(4.07)%	6.53%	(10.81)%	25.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$147,668		$176,479	$147,445	$173,103	$171,326	$207,626
Average net assets (000)	$166,250		$176,751	$156,952	$172,031	$200,255	$192,517
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.42	%(e)	1.43%	1.47%	1.48%	1.34%	1.58%
Expenses before waivers and/or expense reimbursement	1.53	%(e)	1.55%	1.64%	1.62%	1.47%	1.59%
Net investment income (loss)	1.74	%(e)	2.12%	1.58%	2.19%	2.08%	1.62%
Portfolio turnover rate(f)	52%		104%	128%	94%	114%	105%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	31

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.13		$6.38	$6.86	$6.64	$7.60	$6.20
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.07	0.02	0.07	0.10	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.92)		1.71	(0.38)	0.30	(0.97)	1.43
Total from investment operations	(0.90)		1.78	(0.36)	0.37	(0.87)	1.49
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.03)	(0.12)	(0.12)	(0.09)	(0.09)
Distributions from net realized gains	(0.63)		-	-	(0.03)	-	-
Total dividends and distributions	(0.78)		(0.03)	(0.12)	(0.15)	(0.09)	(0.09)
Net asset value, end of period	$6.45		$8.13	$6.38	$6.86	$6.64	$7.60
Total Return(b):	(11.92)%		27.89%	(5.42)%	5.77%	(11.52)%	24.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,953		$2,335	$2,381	$2,928	$12,530	$16,661
Average net assets (000)	$2,227		$2,444	$2,640	$7,163	$15,626	$15,736
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.66	%(e)	2.61%	2.81%	2.25%	2.10%	2.32%
Expenses before waivers and/or expense reimbursement	2.77	%(e)	2.73%	2.98%	2.39%	2.23%	2.33%
Net investment income (loss)	0.49	%(e)	0.84%	0.24%	1.09%	1.32%	0.86%
Portfolio turnover rate(f)	52%		104%	128%	94%	114%	105%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.68		$6.81	$7.26	$7.02	$8.02	$6.54
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.22	0.13	0.18	0.19	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.98)		1.79	(0.37)	0.29	(1.02)	1.52
Total from investment operations	(0.89)		2.01	(0.24)	0.47	(0.83)	1.63
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.14)	(0.21)	(0.20)	(0.17)	(0.15)
Distributions from net realized gains	(0.63)		-	-	(0.03)	-	-
Total dividends and distributions	(0.91)		(0.14)	(0.21)	(0.23)	(0.17)	(0.15)
Net asset value, end of period	$6.88		$8.68	$6.81	$7.26	$7.02	$8.02
Total Return(b):	(11.28)%		29.85%	(3.61)%	7.05%	(10.59)%	25.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,692		$16,562	$13,062	$14,753	$13,901	$17,344
Average net assets (000)	$16,512		$17,429	$12,955	$13,815	$17,055	$21,567
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.01	%(e)	1.01%	1.09%	1.03%	1.00%	1.31%
Expenses before waivers and/or expense reimbursement	1.12	%(e)	1.13%	1.26%	1.17%	1.13%	1.32%
Net investment income (loss)	2.23	%(e)	2.60%	1.97%	2.58%	2.44%	1.57%
Portfolio turnover rate(f)	52%		104%	128%	94%	114%	105%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	33

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,				December 28, 2016(a) through October 31, 2017
	2022		2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.70		$6.83	$7.27	$7.03	$8.04	$6.32
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.25	0.16	0.21	0.21	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.97)		1.78	(0.38)	0.27	(1.03)	1.57
Total from investment operations	(0.88)		2.03	(0.22)	0.48	(0.82)	1.72
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.16)	(0.22)	(0.21)	(0.19)	-
Distributions from net realized gains	(0.63)		-	-	(0.03)	-	-
Total dividends and distributions	(0.93)		(0.16)	(0.22)	(0.24)	(0.19)	-
Net asset value, end of period	$6.89		$8.70	$6.83	$7.27	$7.03	$8.04
Total Return(c):	(11.05)%		29.96%	(3.26)%	7.33%	(10.43)%	27.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,931		$59,558	$18,837	$5,487	$36,552	$39,379
Average net assets (000)	$58,657		$37,941	$18,273	$23,216	$38,947	$37,891
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.78	%(f)	0.78%	0.78%	0.78%	0.78%	0.95	%(f)
Expenses before waivers and/or expense reimbursement	0.92	%(f)	0.94%	1.05%	0.95%	0.95%	0.99	%(f)
Net investment income (loss)	2.38	%(f)	2.92%	2.33%	3.06%	2.61%	2.45	%(f)
Portfolio turnover rate(g)	52%		104%	128%	94%	114%	105%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Notes to Financial Statements  (unaudited)

1.    Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Quant Solutions International Equity Fund (formerly known as PGIM QMA International Equity Fund) (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Quant Solutions International Equity Fund	35

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

36

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in

PGIM Quant Solutions International Equity Fund	37

Notes to Financial Statements  (unaudited) (continued)

the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

38

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

PGIM Quant Solutions International Equity Fund	39

Notes to Financial Statements  (unaudited) (continued)

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.75% of average daily net assets up to $2 billion;	0.75%

0.70% of average daily net assets from $2 billion to $5 billion;

0.69% of average daily net assets over $5 billion

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual

40

waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	—
R6	0.78

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.30%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$18,348	$—

PGIM Quant Solutions International Equity Fund	41

Notes to Financial Statements  (unaudited) (continued)

Class	FESL	CDSC
C	$—	$145

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$122,678,560	$126,302,924

42

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$1,978,232	$14,049,552	$16,027,784	$—	$—	$—	—	$922

PGIM Institutional Money Market Fund(1)(b)(wa)

691,865	23,885,186	24,077,208	119	(565)	499,397	499,797	929	(2)
$2,670,097	$37,934,738	$40,104,992	$119	$(565)	$499,397		$1,851

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$219,134,024	$22,753,381	$(23,262,137)	$(508,756)
The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase

PGIM Quant Solutions International Equity Fund	43

Notes to Financial Statements  (unaudited) (continued)

Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 700,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	100,000,000

B	5,000,000

C	100,000,000

Z	180,000,000

T	135,000,000

R6	180,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	30,972	0.1%

Z	69,861	2.9

R6	4,168,073	53.3

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	13.0%
Unaffiliated	3	33.7

44

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	214,447	$1,696,767
Shares issued in reinvestment of dividends and distributions	2,336,663	17,408,142
Shares purchased	(1,414,869)	(10,783,099)
Net increase (decrease) in shares outstanding before conversion	1,136,241	8,321,810
Shares issued upon conversion from other share class(es)	19,716	154,693
Shares purchased upon conversion into other share class(es)	(44,446)	(351,591)
Net increase (decrease) in shares outstanding	1,111,511	$8,124,912

Year ended October 31, 2021:
Shares sold	522,326	$4,350,877
Shares issued in reinvestment of dividends and distributions	303,876	2,355,040
Shares purchased	(2,142,395)	(17,663,059)
Net increase (decrease) in shares outstanding before conversion	(1,316,193)	(10,957,142)
Shares issued upon conversion from other share class(es)	76,135	638,374
Shares purchased upon conversion into other share class(es)	(83,956)	(687,747)
Net increase (decrease) in shares outstanding	(1,324,014)	$(11,006,515)

Class C
Six months ended April 30, 2022:
Shares sold	28,626	$209,763
Shares issued in reinvestment of dividends and distributions	30,506	215,681
Shares purchased	(23,498)	(166,964)
Net increase (decrease) in shares outstanding before conversion	35,634	258,480
Shares purchased upon conversion into other share class(es)	(20,121)	(149,850)
Net increase (decrease) in shares outstanding	15,513	$108,630

Year ended October 31, 2021:
Shares sold	63,864	$500,477
Shares issued in reinvestment of dividends and distributions	1,308	9,676
Shares purchased	(78,344)	(603,675)
Net increase (decrease) in shares outstanding before conversion	(13,172)	(93,522)
Shares purchased upon conversion into other share class(es)	(72,437)	(578,256)
Net increase (decrease) in shares outstanding	(85,609)	$(671,778)

PGIM Quant Solutions International Equity Fund	45

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2022:
Shares sold	562,191	$4,059,534
Shares issued in reinvestment of dividends and distributions	223,258	1,676,667
Shares purchased	(306,115)	(2,354,812)
Net increase (decrease) in shares outstanding before conversion	479,334	3,381,389
Shares issued upon conversion from other share class(es)	38,836	312,181

Shares purchased upon conversion into other share class(es)	(672)	(4,843)

Net increase (decrease) in shares outstanding	517,498	$3,688,727

Year ended October 31, 2021:
Shares sold	775,378	$6,613,085
Shares issued in reinvestment of dividends and distributions	34,694	270,616

Shares purchased	(312,006)	(2,648,533)
Net increase (decrease) in shares outstanding before conversion	498,066	4,235,168
Shares issued upon conversion from other share class(es)	77,788	642,192

Shares purchased upon conversion into other share class(es)	(587,122)	(5,149,861)

Net increase (decrease) in shares outstanding	(11,268)	$(272,501)

Class R6
Six months ended April 30, 2022:
Shares sold	1,111,677	$8,556,282
Shares issued in reinvestment of dividends and distributions	838,529	6,297,350

Shares purchased	(972,846)	(7,353,711)
Net increase (decrease) in shares outstanding before conversion	977,360	7,499,921

Shares issued upon conversion from other share class(es)	5,180	39,410

Net increase (decrease) in shares outstanding	982,540	$7,539,331

Year ended October 31, 2021:
Shares sold	5,725,833	$49,861,170
Shares issued in reinvestment of dividends and distributions	56,384	439,796
Shares purchased	(2,282,912)	(19,402,742)
Net increase (decrease) in shares outstanding before conversion	3,499,305	30,898,224

Shares issued upon conversion from other share class(es)	584,743	5,135,298

Net increase (decrease) in shares outstanding	4,084,048	$36,033,522

8.    Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

46

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2022.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Core Style Risk: The Fund’s core investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market

PGIM Quant Solutions International Equity Fund	47

Notes to Financial Statements  (unaudited) (continued)

conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a

48

sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its

PGIM Quant Solutions International Equity Fund	49

Notes to Financial Statements  (unaudited) (continued)

investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value

50

and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.    Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Quant Solutions International Equity Fund	51

Liquidity Risk Management Program  (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

52

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Quant Solutions International Equity Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS INTERNATIONAL EQUITY FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PJRAX	PJRCX	PJIZX	PJRQX

CUSIP	743969859	743969875	743969883	743969578

MF190E2

PGIM EMERGING MARKETS DEBT LOCAL

CURRENCY FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Emerging Markets Debt Local Currency Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Emerging Markets Debt Local Currency Fund

June 15, 2022

PGIM Emerging Markets Debt Local Currency Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges)	Average Annual Total Returns as of 4/30/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Class A	-11.14	-16.43	-1.64	-1.65

Class C	-11.56	-15.16	-1.80	-2.04

Class Z	-11.02	-13.45	-0.77	-1.04

Class R6	-10.99	-13.24	-0.69	-0.96

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index

	-13.17	-15.95	-1.28	-1.43

*Not annualized

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index—The JP Morgan Government Bond Index-Emerging Markets Global Diversified Index, an unmanaged index, is a comprehensive emerging markets debt benchmark that tracks local currency bonds issued by emerging market governments.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Emerging Markets Debt Local Currency Fund    5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.10	5.27	4.57

Class C	0.08	4.68	0.77

Class Z	0.11	5.88	5.35

Class R6	0.11	5.94	5.10

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/22 (%)

AAA	1.7

AA	2.4

A	30.9

BBB	28.6

BB	19.7

B	3.3

CCC	0.7

Not Rated	1.7

Cash/Cash Equivalents	11.0

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Emerging Markets Debt Local Currency Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Emerging Markets Debt Local Currency Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 888.60	1.13%	$5.29

	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

Class C	Actual	$1,000.00	$ 884.40	1.88%	$8.78

	Hypothetical	$1,000.00	$1,015.47	1.88%	$9.39

Class Z	Actual	$1,000.00	$ 889.80	0.72%	$3.37

	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61

Class R6	Actual	$1,000.00	$ 890.10	0.65%	$3.05

	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 89.2%

CORPORATE BONDS 6.0%

Brazil 0.4%

JSM Global Sarl, Gtd. Notes, 144A	4.750%	10/20/30		200	$168,921

Jamaica 0.4%

Digicel Ltd., Gtd. Notes	6.750	03/01/23		235	210,667

Malaysia 0.4%

Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		200	185,205

Mexico 2.2%

America Movil SAB de CV, Sr. Unsec’d. Notes	6.450	12/05/22	MXN	14,250	687,155
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28		40	35,542
Gtd. Notes	6.490	01/23/27		55	52,764
Gtd. Notes	6.500	03/13/27		80	76,653
Gtd. Notes, MTN	6.875	08/04/26		155	154,507

					1,006,621

Russia 0.1%

Gazprom Capital OOO,
Gtd. Notes, Series BO03	7.150(cc)	02/15/28	RUB	45,000	18,921
Gtd. Notes, Series BO05	8.900(cc)	02/03/27	RUB	42,000	17,659

					36,580

South Africa 0.8%

Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	195,311
Sasol Financing USA LLC, Gtd. Notes	5.875	03/27/24		200	199,636

					394,947

Supranational Bank 1.7%

European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	7.500	05/15/22	IDR	900,000	62,103
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	7,500,000	519,352

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank (cont’d.)

European Investment Bank,
Sr. Unsec’d. Notes, EMTN	12.576	%(s)	09/05/22	TRY	1,260	$77,336
Sr. Unsec’d. Notes, EMTN	3.000		05/24/24	PLN	600	125,344

						784,135

TOTAL CORPORATE BONDS (cost $4,507,900)						2,787,076

FOREIGN TREASURY OBLIGATION 0.5%

Brazil

Brazil Letras do Tesouro Nacional, (cost $220,583)	6.144	(s)	01/01/24	BRL	1,318	218,613

SOVEREIGN BONDS 82.7%

Angola 0.5%

Angolan Government International Bond, Sr. Unsec’d. Notes	9.500		11/12/25		200	212,981

Argentina 0.2%

Argentine Republic Government International Bond, Sr. Unsec’d. Notes	1.000		07/09/29		24	7,647
Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	3.900	(cc)	09/01/37		249	103,785

						111,432

Brazil 3.5%

Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333		02/15/28		141	143,024
Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000		08/15/30	BRL	1,831	382,593
Notes, Series NTNB	6.000		05/15/35	BRL	511	106,916
Notes, Series NTNF	10.000		01/01/25	BRL	3,843	739,775
Notes, Series NTNF	10.000		01/01/27	BRL	1,214	228,520
Notes, Series NTNF	10.000		01/01/31	BRL	200	35,925
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500		01/05/24	BRL	54	10,281

						1,647,034

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Chile 1.8%

Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000%	03/01/35	CLP	115,000	$117,294
Bonds, 144A	5.000	10/01/28	CLP	110,000	117,407
Bonds, Series 30YR	6.000	01/01/43	CLP	135,000	148,602
Unsec’d. Notes, 144A	2.300	10/01/28	CLP	175,000	159,278
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000	41,103
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	250,000	256,721

					840,405

China 9.3%

China Government Bond,
Bonds, Series 1906	3.290	05/23/29	CNH	3,690	573,464
Bonds, Series 1910	3.860	07/22/49	CNH	680	110,950
Bonds, Series INBK	1.990	04/09/25	CNH	6,500	965,205
Bonds, Series INBK	2.680	05/21/30	CNH	1,270	188,139
Bonds, Series INBK	2.850	06/04/27	CNH	5,650	857,005
Bonds, Series INBK	3.010	05/13/28	CNH	3,620	551,618
Bonds, Series INBK	3.270	11/19/30	CNH	2,890	449,406
Unsec’d. Notes, Series INBK	3.030	03/11/26	CNH	2,500	382,656
Unsec’d. Notes, Series INBK	3.810	09/14/50	CNH	1,570	254,684

					4,333,127

Colombia 3.9%

Colombian TES,
Bonds, Series B	5.750	11/03/27	COP	250,000	52,079
Bonds, Series B	6.000	04/28/28	COP	2,121,000	439,111
Bonds, Series B	6.250	11/26/25	COP	557,300	126,787
Bonds, Series B	7.000	06/30/32	COP	2,114,800	425,446
Bonds, Series B	7.250	10/18/34	COP	777,800	153,796
Bonds, Series B	7.250	10/26/50	COP	210,000	37,140
Bonds, Series B	7.500	08/26/26	COP	1,150,900	267,915
Bonds, Series B	7.750	09/18/30	COP	500,000	109,858
Bonds, Series G	7.000	03/26/31	COP	759,800	156,192
Sr. Unsec’d. Notes	3.750	06/16/49	COP	196,773	43,580

					1,811,904

Czech Republic 2.4%

Czech Republic Government Bond,
Bonds, Series 049	4.200	12/04/36	CZK	2,000	85,129
Bonds, Series 078	2.500	08/25/28	CZK	2,100	80,382

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Czech Republic (cont’d.)

Czech Republic Government Bond, (cont’d.)
Bonds, Series 094	0.950%	05/15/30	CZK	8,230	$273,025
Bonds, Series 095	1.000	06/26/26	CZK	3,000	110,519
Bonds, Series 103	2.000	10/13/33	CZK	10,120	345,540
Bonds, Series 105	2.750	07/23/29	CZK	3,500	135,110
Bonds, Series 121	1.200	03/13/31	CZK	3,300	109,568

					1,139,273

Dominican Republic 0.3%

Dominican Republic International Bond, Sr. Unsec’d. Notes	9.750	06/05/26	DOP	8,000	146,493

Gabon 0.4%

Gabon Government International Bond, Sr. Unsec’d. Notes	6.950	06/16/25		200	198,421

Hungary 3.2%

Hungary Government Bond,
Bonds, Series 25/B	5.500	06/24/25	HUF	67,870	181,198
Bonds, Series 26/D	2.750	12/22/26	HUF	171,150	395,851
Bonds, Series 26/E	1.500	04/22/26	HUF	48,840	110,486
Bonds, Series 27/A	3.000	10/27/27	HUF	42,680	97,507
Bonds, Series 28/A	6.750	10/22/28	HUF	35,160	96,427
Bonds, Series 29/A	2.000	05/23/29	HUF	128,070	259,424
Bonds, Series 32/G	4.500	05/27/32	HUF	96,250	222,784
Bonds, Series 34/A	2.250	06/22/34	HUF	24,810	43,606
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	38,614
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	52,888

					1,498,785

Indonesia 10.8%

Indonesia Treasury Bond,
Bonds, Series 056	8.375	09/15/26	IDR	6,596,000	489,153
Bonds, Series 059	7.000	05/15/27	IDR	7,065,000	499,123
Bonds, Series 064	6.125	05/15/28	IDR	2,400,000	160,795
Bonds, Series 065	6.625	05/15/33	IDR	3,200,000	213,174
Bonds, Series 068	8.375	03/15/34	IDR	6,268,000	470,549
Bonds, Series 070	8.375	03/15/24	IDR	1,410,000	102,592
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	280,343
Bonds, Series 072	8.250	05/15/36	IDR	3,816,000	282,568

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)

Indonesia Treasury Bond, (cont’d.)
Bonds, Series 073	8.750%	05/15/31	IDR	4,940,000	$377,476
Bonds, Series 075	7.500	05/15/38	IDR	3,754,000	264,208
Bonds, Series 078	8.250	05/15/29	IDR	4,814,000	357,150
Bonds, Series 079	8.375	04/15/39	IDR	400,000	30,437
Bonds, Series 080	7.500	06/15/35	IDR	5,002,000	350,552
Bonds, Series 081	6.500	06/15/25	IDR	993,000	69,771
Bonds, Series 082	7.000	09/15/30	IDR	5,915,000	407,153
Bonds, Series 083	7.500	04/15/40	IDR	3,040,000	214,148
Bonds, Series 087	6.500	02/15/31	IDR	6,523,000	435,158

					5,004,350

Ivory Coast 0.2%

Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.250	03/22/30	EUR	115	108,579

Malaysia 10.6%

1MDB Global Investments Ltd., Sr. Unsec’d. Notes	4.400	03/09/23		1,000	974,511

Malaysia Government Bond,
Bonds, Series 0115	3.955	09/15/25	MYR	1,650	381,385
Bonds, Series 0118	3.882	03/14/25	MYR	1,977	458,290
Bonds, Series 0120	4.065	06/15/50	MYR	660	130,211
Bonds, Series 0219	3.885	08/15/29	MYR	1,410	311,551
Bonds, Series 0307	3.502	05/31/27	MYR	1,715	383,190
Bonds, Series 0310	4.498	04/15/30	MYR	740	169,063
Bonds, Series 0311	4.392	04/15/26	MYR	285	66,673
Bonds, Series 0316	3.900	11/30/26	MYR	1,555	357,070
Bonds, Series 0317	4.762	04/07/37	MYR	842	191,781
Bonds, Series 0411	4.232	06/30/31	MYR	280	62,624
Bonds, Series 0413	3.844	04/15/33	MYR	390	82,929
Bonds, Series 0415	4.254	05/31/35	MYR	700	151,061
Bonds, Series 0417	3.899	11/16/27	MYR	1,370	310,797
Bonds, Series 0419	3.828	07/05/34	MYR	760	158,323
Bonds, Series 0513	3.733	06/15/28	MYR	1,480	330,654
Bonds, Series 0519	3.757	05/22/40	MYR	900	177,791
Malaysia Government Investment Issue,
Bonds, Series 0121	3.447	07/15/36	MYR	430	85,018
Bonds, Series 0617	4.724	06/15/33	MYR	600	137,928

					4,920,850

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Mexico 4.0%

Mexican Bonos,
Bonds, Series M	7.750%	05/29/31	MXN	8,210	$369,200
Bonds, Series M	8.000	11/07/47	MXN	8,628	372,012
Bonds, Series M30	10.000	11/20/36	MXN	2,355	123,221
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	6,987	295,858
Sr. Unsec’d. Notes, Series M30	8.500	11/18/38	MXN	8,472	392,274
Mexican Udibonos,
Bonds, Series S	2.750	11/27/31	MXN	3,100	136,535
Bonds, Series S	4.500	12/04/25	MXN	3,162	157,690

					1,846,790

Nigeria 0.4%

Nigeria Government International Bond, Sr. Unsec’d. Notes	7.625	11/21/25		200	198,764

Pakistan 1.2%

Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	09/30/25		200	169,964
Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes, 144A	5.625	12/05/22		400	386,131

					556,095

Peru 2.6%

Peru Government Bond,
Bonds	5.940	02/12/29	PEN	210	49,663
Bonds	6.950	08/12/31	PEN	190	46,668
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	1,000	190,615
Sr. Unsec’d. Notes	5.400	08/12/34	PEN	580	120,220
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	1,580	361,169
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.783	01/23/31		60	51,959
Sr. Unsec’d. Notes	6.350	08/12/28	PEN	435	106,360
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	55,173
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	521	120,771
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	478	117,406

					1,220,004

Philippines 0.2%

Philippine Government Bond,
Bonds, Series 1060	3.625	09/09/25	PHP	5,600	104,548

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Poland 4.8%

Republic of Poland Government Bond,
Bonds, Series 0428	2.750%	04/25/28	PLN	1,480	$271,811
Bonds, Series 0725	3.250	07/25/25	PLN	3,021	612,532
Bonds, Series 0726	2.500	07/25/26	PLN	2,960	563,277
Bonds, Series 0727	2.500	07/25/27	PLN	1,600	295,903
Bonds, Series 1026	0.250	10/25/26	PLN	280	47,613
Bonds, Series 1029	2.750	10/25/29	PLN	1,740	309,285
Bonds, Series 1030	1.250	10/25/30	PLN	750	114,779

					2,215,200

Romania 2.3%

Romania Government Bond,
Bonds, Series 05YR	3.650	07/28/25	RON	1,000	195,757
Bonds, Series 05YR	4.250	06/28/23	RON	1,145	239,521
Bonds, Series 07YR	3.250	04/29/24	RON	750	151,017
Bonds, Series 07YR	4.850	04/22/26	RON	980	195,658
Bonds, Series 10YR	5.000	02/12/29	RON	500	95,193
Bonds, Series 10YR	5.850	04/26/23	RON	460	98,124
Bonds, Series 15YR	3.650	09/24/31	RON	590	96,194

					1,071,464

Russia 0.3%

Russian Federal Bond - OFZ,
Bonds, Series 6212	7.050	01/19/28	RUB	7,215	6,194
Bonds, Series 6218	8.500	09/17/31	RUB	16,712	14,346
Bonds, Series 6221	7.700	03/23/33	RUB	14,280	12,259
Bonds, Series 6224	6.900	05/23/29	RUB	27,635	23,723
Bonds, Series 6228	7.650	04/10/30	RUB	22,600	19,401
Bonds, Series 6229	7.150	11/12/25	RUB	7,500	6,438
Bonds, Series 6230	7.700	03/16/39	RUB	13,030	11,185
Bonds, Series 6232	6.000	10/06/27	RUB	8,500	7,297
Bonds, Series 6235	5.900	03/12/31	RUB	12,884	11,060
Russian Federal Inflation Linked Bond,
Unsec’d. Notes, Series 2003	2.500	07/17/30	RUB	8,589	7,373

					119,276

Senegal 0.2%

Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	100	99,117

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Serbia 0.3%

Serbia Treasury Bonds,
Bonds, Series 07YR	4.500%	01/11/26	RSD	9,460	$82,049
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	49,417

					131,466

South Africa 13.7%

Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	18,835	1,069,417
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	8,470	467,548
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	6,104	337,046
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	15,903	832,772
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	4,130	221,318
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	5,485	283,116
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	10,375	533,589
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	24,054	1,648,051
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	3,850	166,194
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	7,550	390,368
Sr. Unsec’d. Notes, Series R214	6.500	02/28/41	ZAR	10,625	434,798

					6,384,217

Thailand 4.9%

Thailand Government Bond,
Bonds	1.600	12/17/29	THB	3,885	105,376
Bonds	2.000	06/17/42	THB	5,080	109,276
Bonds	2.875	12/17/28	THB	12,015	357,293
Bonds	2.875	06/17/46	THB	6,065	146,657
Bonds	3.300	06/17/38	THB	10,300	290,113
Bonds	3.400	06/17/36	THB	9,585	277,267
Sr. Unsec’d. Notes	1.600	06/17/35	THB	7,100	171,186
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	20,171
Sr. Unsec’d. Notes	2.000	12/17/31	THB	10,625	291,781
Sr. Unsec’d. Notes	2.125	12/17/26	THB	4,535	131,972
Sr. Unsec’d. Notes	3.650	06/20/31	THB	2,559	79,854
Sr. Unsec’d. Notes	3.775	06/25/32	THB	9,780	309,259

					2,290,205

Turkey 0.1%

Turkey Government Bond,
Bonds	8.500	09/14/22	TRY	395	25,864

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Ukraine 0.3%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750%	06/20/26	EUR	150	$50,638
Sr. Unsec’d. Notes	7.750	09/01/24		222	74,925

					125,563

Uruguay 0.3%

Uruguay Government International Bond,
Sr. Unsec’d. Notes	9.875	06/20/22	UYU	3,260	79,924
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	42,676

					122,600

TOTAL SOVEREIGN BONDS
(cost $45,871,336)					38,484,807

TOTAL LONG-TERM INVESTMENTS
(cost $50,599,819)					41,490,496

			Shares

SHORT-TERM INVESTMENTS 4.8%

UNAFFILIATED FUND 4.5%

Dreyfus Government Cash Management (Institutional Shares) (cost $2,083,470)				2,083,470	2,083,470

OPTIONS PURCHASED*~ 0.3%
(cost $133,996)					143,689

TOTAL SHORT-TERM INVESTMENTS
(cost $2,217,466)					2,227,159

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 94.0%
(cost $52,817,285)					43,717,655

OPTIONS WRITTEN*~ (0.3)%
(premiums received $132,823)					(158,425)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 93.7%
(cost $52,684,462)					43,559,230
Other assets in excess of liabilities(z) 6.3%					2,940,319

NET ASSETS 100.0%					$46,499,549

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DOP—Dominican Peso

EGP—Egyptian Pound

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RSD—Serbian Dinar

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

UYU—Uruguayan Peso

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CLOIS—Sinacofi Chile Interbank Rate Average

COOIS—Colombia Overnight Interbank Reference Rate

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MosPRIME—Moscow Prime Offered Rate

MTN—Medium Term Note

OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OTC—Over-the-counter

PRIBOR—Prague Interbank Offered Rate

See Notes to Financial Statements.

18

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

T—Swap payment upon termination

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	JPMorgan Chase Bank, N.A.	06/08/22	27.25	—	EUR	245	$87
Currency Option EUR vs CZK	Call	JPMorgan Chase Bank, N.A.	06/08/22	27.25	—	EUR	245	87
Currency Option EUR vs CZK	Call	JPMorgan Chase Bank, N.A.	06/08/22	27.25	—	EUR	245	87
Currency Option EUR vs CZK	Call	Morgan Stanley & Co. International PLC	06/08/22	33.00	—	EUR	735	18
Currency Option USD vs CLP	Call	Morgan Stanley & Co. International PLC	05/26/22	850.00	—		560	12,447
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	06/17/22	6.45	—		855	27,611
Currency Option USD vs CNH	Call	Goldman Sachs International	06/17/22	6.65	—		855	8,916
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.55	—		280	6,670
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	8.00	—		140	25
Currency Option USD vs CNH	Call	Goldman Sachs International	09/02/22	6.55	—		283	7,230
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	10/19/22	6.50	—		977	32,516
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	05/05/22	22.00	—		607	41
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	05/06/22	20.50	—		244	1,323
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	06/06/22	22.00	—		1,401	3,663
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	06/14/22	21.50	—		261	1,481

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option USD vs ZAR	Call	Barclays Bank PLC	05/10/22	16.00	—		912	$5,979
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/10/22	17.50	—		912	148
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	07/27/22	16.50	—		810	14,986
Currency Option EUR vs CZK	Put	Morgan Stanley & Co. International PLC	06/08/22	25.25	—	EUR	735	18,211
Currency Option USD vs BRL	Put	Goldman Sachs International	06/21/22	4.00	—		523	38
Currency Option USD vs CLP	Put	Morgan Stanley & Co. International PLC	05/05/22	690.00	—		560	—
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	5.60	—		280	1
Currency Option USD vs CNH	Put	Goldman Sachs International	09/02/22	5.75	—		283	4
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	05/05/22	18.50	—		607	—
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	05/06/22	19.00	—		488	2
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	06/06/22	18.50	—		1,401	159
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	06/14/22	18.00	—		261	17
Currency Option USD vs RUB	Put	Goldman Sachs International	06/09/22	58.00	—		818	1,942
Currency Option USD vs ZAR	Put	Barclays Bank PLC	05/10/22	12.25	—		912	—

Total Options Purchased (cost $133,996)								$143,689

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	Morgan Stanley & Co. International PLC	06/08/22	27.25	—	EUR	735	$(261)
Currency Option USD vs CLP	Call	Morgan Stanley & Co. International PLC	05/26/22	870.00	—		560	(7,094)
Currency Option USD vs CNH	Call	Goldman Sachs International	06/17/22	6.45	—		855	(27,611)

See Notes to Financial Statements.

20

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.90	—		420	$(2,019)
Currency Option USD vs CNH	Call	Goldman Sachs International	09/02/22	6.80	—		283	(2,553)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	10/19/22	6.75	—		977	(12,996)
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/10/22	16.00	—		912	(5,979)
Currency Option USD vs ZAR	Call	Barclays Bank PLC	05/10/22	17.50	—		912	(148)
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	07/27/22	17.50	—		405	(3,118)
Currency Option EUR vs CZK	Put	JPMorgan Chase Bank, N.A.	06/08/22	25.25	—	EUR	245	(6,070)
Currency Option EUR vs CZK	Put	JPMorgan Chase Bank, N.A.	06/08/22	25.25	—	EUR	245	(6,070)
Currency Option EUR vs CZK	Put	JPMorgan Chase Bank, N.A.	06/08/22	25.25	—	EUR	245	(6,070)
Currency Option USD vs BRL	Put	Goldman Sachs International	06/21/22	4.90	—		523	(10,040)
Currency Option USD vs CLP	Put	Morgan Stanley & Co. International PLC	05/05/22	790.00	—		560	(5)
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	6.40	—		280	(315)
Currency Option USD vs CNH	Put	Goldman Sachs International	09/02/22	6.25	—		283	(116)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	05/05/22	20.50	—		607	(6,773)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	05/06/22	19.75	—		488	(152)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	06/06/22	20.70	—		1,401	(31,374)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	06/14/22	20.30	—		261	(3,113)
Currency Option USD vs RUB	Put	Goldman Sachs International	06/09/22	71.00	—		818	(26,428)
Currency Option USD vs ZAR	Put	Barclays Bank PLC	05/10/22	14.75	—		912	(120)

Total Options Written (premiums received $132,823)								$(158,425)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Futures contracts outstanding at April 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
6	2 Year U.S. Treasury Notes	Jun. 2022	$1,264,875	$22,143
1	5 Year Euro-Bobl	Jun. 2022	134,169	6,125
10	5 Year U.S. Treasury Notes	Jun. 2022	1,126,719	47,354
3	10 Year U.S. Treasury Notes	Jun. 2022	357,469	21,746

				$97,368

Forward foreign currency exchange contracts outstanding at April 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	169	$121,000	$119,315	$—	$(1,685)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	AUD	40	29,000	28,641	—	(359)
Brazilian Real,
Expiring 05/03/22	Barclays Bank PLC	BRL	566	117,982	114,389	—	(3,593)
Expiring 05/03/22	Citibank, N.A.	BRL	982	208,000	198,416	—	(9,584)
Expiring 05/03/22	Goldman Sachs International	BRL	645	135,000	130,250	—	(4,750)
Expiring 05/03/22	JPMorgan Chase Bank, N.A.	BRL	15,815	3,261,644	3,194,813	—	(66,831)
Expiring 06/02/22	Citibank, N.A.	BRL	16,995	3,582,988	3,399,228	—	(183,760)
Expiring 06/02/22	Citibank, N.A.	BRL	146	30,000	29,198	—	(802)
Expiring 06/02/22	Goldman Sachs International	BRL	597	119,000	119,406	406	—
Chilean Peso,
Expiring 06/15/22	Citibank, N.A.	CLP	240,950	295,000	279,837	—	(15,163)
Expiring 06/15/22	HSBC Bank PLC	CLP	229,587	278,000	266,640	—	(11,360)
Expiring 06/15/22	HSBC Bank PLC	CLP	187,444	232,000	217,696	—	(14,304)
Expiring 06/15/22	HSBC Bank PLC	CLP	27,387	32,090	31,807	—	(283)
Expiring 06/15/22	UBS AG	CLP	103,619	121,000	120,342	—	(658)
Chinese Renminbi,
Expiring 05/23/22	BNP Paribas S.A.	CNH	172	26,811	25,809	—	(1,002)
Expiring 05/23/22	Citibank, N.A.	CNH	3,121	473,000	468,871	—	(4,129)
Expiring 05/23/22	Citibank, N.A.	CNH	956	145,000	143,563	—	(1,437)
Expiring 05/23/22	Goldman Sachs International	CNH	1,602	241,000	240,741	—	(259)
Expiring 05/23/22	Goldman Sachs International	CNH	319	49,804	47,913	—	(1,891)

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/23/22	HSBC Bank PLC	CNH	3,269	$514,000	$491,168	$—	$(22,832)
Expiring 05/23/22	HSBC Bank PLC	CNH	2,025	319,000	304,266	—	(14,734)
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	7,326	1,145,233	1,100,687	—	(44,546)
Colombian Peso,
Expiring 06/15/22	BNP Paribas S.A.	COP	481,459	121,000	120,673	—	(327)
Expiring 06/15/22	Citibank, N.A.	COP	625,348	164,000	156,737	—	(7,263)
Expiring 06/15/22	Citibank, N.A.	COP	571,943	148,000	143,352	—	(4,648)
Expiring 06/15/22	Goldman Sachs International	COP	419,699	104,809	105,193	384	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	1,235,139	321,827	309,576	—	(12,251)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	475,667	119,000	119,221	221	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	COP	232,838	62,323	58,359	—	(3,964)
Czech Koruna,
Expiring 07/19/22	Barclays Bank PLC	CZK	24,436	1,073,001	1,037,926	—	(35,075)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	3,200	141,000	135,908	—	(5,092)
Egyptian Pound,
Expiring 05/11/22	Citibank, N.A.	EGP	8,638	465,922	463,323	—	(2,599)
Expiring 05/25/22	Citibank, N.A.	EGP	8,638	462,678	458,901	—	(3,777)
Indian Rupee,
Expiring 06/15/22	Citibank, N.A.	INR	24,826	324,000	322,545	—	(1,455)
Expiring 06/15/22	Citibank, N.A.	INR	16,346	213,000	212,368	—	(632)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	125,126	1,621,279	1,625,680	4,401	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	9,490	125,000	123,297	—	(1,703)
Indonesian Rupiah,
Expiring 06/15/22	Barclays Bank PLC	IDR	3,458,098	240,915	236,605	—	(4,310)
Expiring 06/15/22	Barclays Bank PLC	IDR	1,418,244	98,597	97,037	—	(1,560)
Expiring 06/15/22	HSBC Bank PLC	IDR	8,347,160	580,107	571,119	—	(8,988)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	IDR	2,424,706	167,000	165,900	—	(1,100)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	IDR	1,144,824	79,712	78,330	—	(1,382)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	IDR	2,243,002	156,215	153,467	—	(2,748)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 06/15/22	Goldman Sachs International	ILS	196	$61,029	$58,778	$—	$(2,251)
Expiring 06/15/22	Goldman Sachs International	ILS	82	25,101	24,519	—	(582)
Japanese Yen,
Expiring 07/19/22	HSBC Bank PLC	JPY	34,275	274,591	265,048	—	(9,543)
Malaysian Ringgit,
Expiring 06/15/22	Barclays Bank PLC	MYR	662	156,748	152,328	—	(4,420)
Expiring 06/15/22	Barclays Bank PLC	MYR	628	149,000	144,438	—	(4,562)
Expiring 06/15/22	Barclays Bank PLC	MYR	314	74,515	72,345	—	(2,170)
Expiring 06/15/22	Goldman Sachs International	MYR	307	70,677	70,685	8	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MYR	2,967	707,635	682,877	—	(24,758)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MYR	575	136,000	132,369	—	(3,631)
Mexican Peso,
Expiring 06/15/22	BNP Paribas S.A.	MXN	8,075	398,445	392,048	—	(6,397)
Expiring 06/15/22	Goldman Sachs International	MXN	1,632	80,705	79,255	—	(1,450)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	4,633	227,000	224,940	—	(2,060)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	2,958	136,000	143,595	7,595	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	47,164	2,235,956	2,289,850	53,894	—
Expiring 06/15/22	UBS AG	MXN	6,190	302,000	300,537	—	(1,463)
Expiring 06/15/22	UBS AG	MXN	2,950	136,000	143,249	7,249	—
New Taiwanese Dollar,
Expiring 06/15/22	Barclays Bank PLC	TWD	4,075	144,136	138,906	—	(5,230)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	TWD	7,467	259,000	254,515	—	(4,485)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	TWD	2,538	90,137	86,530	—	(3,607)
Expiring 06/15/22	UBS AG	TWD	16,564	578,000	564,622	—	(13,378)
Expiring 06/15/22	UBS AG	TWD	10,200	357,000	347,685	—	(9,315)
Peruvian Nuevo Sol,
Expiring 06/15/22	Barclays Bank PLC	PEN	153	40,718	39,554	—	(1,164)
Expiring 06/15/22	BNP Paribas S.A.	PEN	775	206,000	200,741	—	(5,259)
Expiring 06/15/22	Citibank, N.A.	PEN	862	225,000	223,413	—	(1,587)
Expiring 06/15/22	Citibank, N.A.	PEN	340	91,206	88,091	—	(3,115)

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PEN	283	$76,064	$73,328	$—	$(2,736)
Philippine Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	16,015	304,000	303,856	—	(144)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	14,968	284,000	283,994	—	(6)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	12,105	230,000	229,668	—	(332)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	6,433	122,000	122,064	64	—
Expiring 06/15/22	Standard Chartered Bank	PHP	28,862	547,000	547,597	597	—
Expiring 06/15/22	Standard Chartered Bank	PHP	23,383	442,000	443,652	1,652	—
Expiring 06/15/22	Standard Chartered Bank	PHP	11,552	219,000	219,175	175	—
Polish Zloty,
Expiring 07/19/22	HSBC Bank PLC	PLN	3,764	872,566	840,077	—	(32,489)
Expiring 07/19/22	HSBC Bank PLC	PLN	3,181	733,339	709,880	—	(23,459)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	276	61,624	61,645	21	—
Romanian Leu,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	RON	2,284	496,844	481,389	—	(15,455)
Singapore Dollar,
Expiring 06/15/22	Citibank, N.A.	SGD	594	438,000	429,441	—	(8,559)
Expiring 06/15/22	Goldman Sachs International	SGD	122	90,009	88,182	—	(1,827)
Expiring 06/15/22	HSBC Bank PLC	SGD	467	344,000	337,900	—	(6,100)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	613	452,000	443,321	—	(8,679)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	164	121,113	118,541	—	(2,572)
Expiring 06/15/22	Standard Chartered Bank	SGD	104	76,798	75,449	—	(1,349)
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	4,105	256,000	258,551	2,551	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	2,260	153,000	142,341	—	(10,659)
Expiring 06/15/22	Barclays Bank PLC	ZAR	1,900	121,000	119,681	—	(1,319)
Expiring 06/15/22	BNP Paribas S.A.	ZAR	470	31,838	29,585	—	(2,253)
Expiring 06/15/22	Goldman Sachs International	ZAR	1,437	92,891	90,482	—	(2,409)
Expiring 06/15/22	Goldman Sachs International	ZAR	506	34,368	31,899	—	(2,469)
Expiring 06/15/22	HSBC Bank PLC	ZAR	4,268	284,558	268,852	—	(15,706)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	3,641	$229,162	$229,309	$147	$—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	2,600	164,001	163,771	—	(230)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	2,129	132,000	134,073	2,073	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	1,918	121,000	120,808	—	(192)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	1,900	119,000	119,672	672	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	1,544	101,878	97,269	—	(4,609)
Expiring 06/15/22	UBS AG	ZAR	5,267	336,000	331,737	—	(4,263)
South Korean Won,
Expiring 06/15/22	Barclays Bank PLC	KRW	27,119	22,291	21,471	—	(820)
Expiring 06/15/22	HSBC Bank PLC	KRW	341,700	278,000	270,526	—	(7,474)
Expiring 06/15/22	HSBC Bank PLC	KRW	274,934	227,000	217,667	—	(9,333)
Expiring 06/15/22	HSBC Bank PLC	KRW	160,722	130,000	127,244	—	(2,756)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	51,480	41,935	40,757	—	(1,178)
Expiring 06/15/22	Standard Chartered Bank	KRW	238,793	196,000	189,054	—	(6,946)
Thai Baht,
Expiring 06/15/22	Citibank, N.A.	THB	16,582	490,000	484,519	—	(5,481)
Expiring 06/15/22	Goldman Sachs International	THB	8,417	253,000	245,949	—	(7,051)
Expiring 06/15/22	Goldman Sachs International	THB	5,568	166,000	162,693	—	(3,307)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	21,025	632,000	614,340	—	(17,660)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	5,544	165,000	161,983	—	(3,017)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	4,979	149,862	145,471	—	(4,391)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	4,186	125,000	122,314	—	(2,686)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	THB	9,170	276,000	267,947	—	(8,053)
Turkish Lira,
Expiring 06/15/22	Citibank, N.A.	TRY	6,245	382,568	405,847	23,279	—

				$37,050,245	$36,314,402	105,389	(841,232)

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	BNP Paribas S.A.	AUD	212	$157,857	$149,976	$7,881	$—
Brazilian Real,
Expiring 05/03/22	BNP Paribas S.A.	BRL	470	99,000	94,847	4,153	—
Expiring 05/03/22	Citibank, N.A.	BRL	16,995	3,616,767	3,433,247	183,520	—
Expiring 05/03/22	Citibank, N.A.	BRL	543	115,322	109,773	5,549	—
Canadian Dollar,
Expiring 07/19/22	Barclays Bank PLC	CAD	193	152,827	150,121	2,706	—
Chilean Peso,
Expiring 06/15/22	BNP Paribas S.A.	CLP	166,772	207,000	193,687	13,313	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	198,453	244,025	230,482	13,543	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	35,662	43,615	41,417	2,198	—
Expiring 06/15/22	UBS AG	CLP	182,618	229,000	212,091	16,909	—
Chinese Renminbi,
Expiring 05/23/22	Goldman Sachs International	CNH	1,408	220,294	211,611	8,683	—
Expiring 05/23/22	Goldman Sachs International	CNH	184	28,805	27,612	1,193	—
Expiring 05/23/22	HSBC Bank PLC	CNH	1,172	183,485	176,154	7,331	—
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	27,658	4,330,434	4,155,320	175,114	—
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	796	119,767	119,664	103	—
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	384	60,386	57,763	2,623	—
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	2,628	412,000	394,770	17,230	—
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	925	145,562	139,027	6,535	—
Expiring 05/23/22	UBS AG	CNH	2,924	460,000	439,343	20,657	—
Expiring 05/23/22	UBS AG	CNH	1,725	269,000	259,207	9,793	—
Colombian Peso,
Expiring 06/15/22	BNP Paribas S.A.	COP	575,008	151,000	144,120	6,880	—
Expiring 06/15/22	Citibank, N.A.	COP	560,947	141,000	140,596	404	—
Expiring 06/15/22	HSBC Bank PLC	COP	623,376	162,000	156,243	5,757	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	COP	528,562	136,709	132,479	4,230	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	COP	465,218	120,134	116,602	3,532	—
Egyptian Pound,
Expiring 05/11/22	Citibank, N.A.	EGP	8,638	466,677	463,323	3,354	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 07/19/22	BNP Paribas S.A.	EUR	114	$123,000	$120,348	$2,652	$—
Expiring 07/19/22	Deutsche Bank AG	EUR	285	310,272	302,294	7,978	—
Expiring 07/19/22	Deutsche Bank AG	EUR	160	174,440	169,303	5,137	—
Hungarian Forint,
Expiring 07/19/22	Barclays Bank PLC	HUF	73,669	208,725	203,195	5,530	—
Indian Rupee,
Expiring 06/15/22	Barclays Bank PLC	INR	1,561	20,257	20,275	—	(18)
Expiring 06/15/22	Citibank, N.A.	INR	38,260	497,000	497,080	—	(80)
Expiring 06/15/22	HSBC Bank PLC	INR	37,055	478,000	481,425	—	(3,425)
Expiring 06/15/22	HSBC Bank PLC	INR	22,319	288,000	289,977	—	(1,977)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	36,302	472,000	471,650	350	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	2,225	29,000	28,910	90	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	INR	34,328	446,000	445,997	3	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	INR	5,348	69,226	69,489	—	(263)
Indonesian Rupiah,
Expiring 06/15/22	Barclays Bank PLC	IDR	5,302,138	369,001	362,776	6,225	—
Expiring 06/15/22	Barclays Bank PLC	IDR	681,010	47,434	46,595	839	—
Expiring 06/15/22	Citibank, N.A.	IDR	2,931,631	201,764	200,584	1,180	—
Expiring 06/15/22	Citibank, N.A.	IDR	700,471	48,671	47,927	744	—
Expiring 06/15/22	Citibank, N.A.	IDR	599,200	41,236	40,998	238	—
Expiring 06/15/22	Goldman Sachs International	IDR	19,903,147	1,388,527	1,361,788	26,739	—
Expiring 06/15/22	Goldman Sachs International	IDR	3,100,146	212,411	212,114	297	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	IDR	6,706,969	464,000	458,896	5,104	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	IDR	3,384,570	236,622	231,575	5,047	—
Israeli Shekel,
Expiring 06/15/22	Bank of America, N.A.	ILS	625	193,200	187,609	5,591	—
Expiring 06/15/22	Bank of America, N.A.	ILS	495	151,800	148,573	3,227	—
Expiring 06/15/22	Barclays Bank PLC	ILS	809	247,000	242,818	4,182	—
Expiring 06/15/22	Barclays Bank PLC	ILS	99	30,623	29,695	928	—
Expiring 06/15/22	Citibank, N.A.	ILS	773	242,000	232,099	9,901	—
Expiring 06/15/22	HSBC Bank PLC	ILS	1,024	312,000	307,601	4,399	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ILS	958	294,000	287,710	6,290	—

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Malaysian Ringgit,
Expiring 06/15/22	Barclays Bank PLC	MYR	188	$44,759	$43,358	$1,401	$—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MYR	946	225,716	217,637	8,079	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MYR	591	140,000	136,052	3,948	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MYR	404	95,580	92,951	2,629	—
Mexican Peso,
Expiring 06/15/22	Goldman Sachs International	MXN	6,029	292,530	292,710	—	(180)
Expiring 06/15/22	Goldman Sachs International	MXN	4,039	189,177	196,095	—	(6,918)
Expiring 06/15/22	Goldman Sachs International	MXN	802	37,701	38,950	—	(1,249)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	3,945	185,000	191,539	—	(6,539)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	2,924	144,761	141,956	2,805	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	2,459	119,000	119,386	—	(386)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	1,657	79,343	80,449	—	(1,106)
Expiring 06/15/22	UBS AG	MXN	4,616	217,000	224,133	—	(7,133)
New Taiwanese Dollar,
Expiring 06/15/22	Barclays Bank PLC	TWD	871	30,476	29,684	792	—
Expiring 06/15/22	Citibank, N.A.	TWD	6,620	227,000	225,658	1,342	—
Expiring 06/15/22	Goldman Sachs International	TWD	60,196	2,132,351	2,051,925	80,426	—
Expiring 06/15/22	HSBC Bank PLC	TWD	6,425	222,000	219,015	2,985	—
Expiring 06/15/22	HSBC Bank PLC	TWD	6,310	216,000	215,092	908	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	TWD	6,391	219,000	217,841	1,159	—
Peruvian Nuevo Sol,
Expiring 06/15/22	BNP Paribas S.A.	PEN	85	22,414	22,006	408	—
Expiring 06/15/22	HSBC Bank PLC	PEN	644	167,299	166,807	492	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PEN	229	61,177	59,330	1,847	—
Philippine Peso,
Expiring 06/15/22	Bank of America, N.A.	PHP	17,317	331,000	328,550	2,450	—
Expiring 06/15/22	Barclays Bank PLC	PHP	4,470	84,481	84,808	—	(327)
Expiring 06/15/22	Citibank, N.A.	PHP	6,443	125,000	122,247	2,753	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	7,362	$141,000	$139,684	$1,316	$—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PHP	18,120	342,014	343,792	—	(1,778)
Expiring 06/15/22	Standard Chartered Bank	PHP	15,889	307,000	301,461	5,539	—
Polish Zloty,
Expiring 07/19/22	Citibank, N.A.	PLN	2,072	464,854	462,403	2,451	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	PLN	1,220	280,000	272,283	7,717	—
Singapore Dollar,
Expiring 06/15/22	Credit Suisse International	SGD	360	264,000	260,086	3,914	—
Expiring 06/15/22	Goldman Sachs International	SGD	511	370,000	369,699	301	—
Expiring 06/15/22	HSBC Bank PLC	SGD	498	359,000	360,130	—	(1,130)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	2,471	1,816,128	1,786,884	29,244	—
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	17,257	1,137,565	1,086,986	50,579	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	15,616	1,009,668	983,600	26,068	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	10,383	671,324	653,991	17,333	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	2,569	169,908	161,787	8,121	—
Expiring 06/15/22	Citibank, N.A.	ZAR	17,257	1,134,231	1,086,986	47,245	—
Expiring 06/15/22	Deutsche Bank AG	ZAR	1,528	100,208	96,220	3,988	—
Expiring 06/15/22	Goldman Sachs International	ZAR	2,560	169,919	161,251	8,668	—
Expiring 06/15/22	HSBC Bank PLC	ZAR	5,435	355,942	342,363	13,579	—
South Korean Won,
Expiring 06/15/22	Citibank, N.A.	KRW	1,243,100	1,011,736	984,171	27,565	—
Expiring 06/15/22	HSBC Bank PLC	KRW	261,839	207,000	207,300	—	(300)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	348,022	276,000	275,532	468	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	290,407	233,000	229,917	3,083	—
Expiring 06/15/22	Standard Chartered Bank	KRW	314,094	251,000	248,670	2,330	—
Expiring 06/15/22	Standard Chartered Bank	KRW	255,848	201,000	202,556	—	(1,556)
Thai Baht,
Expiring 06/15/22	HSBC Bank PLC	THB	3,559	107,391	103,989	3,402	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	48,448	1,461,794	1,415,630	46,164	—

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	4,134	$121,000	$120,803	$197	$—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	THB	12,065	360,000	352,521	7,479	—

				$38,800,322	$37,777,650	1,057,037	(34,365)

						$1,162,426	$(875,597)

Cross currency exchange contracts outstanding at April 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/22	Buy	EUR	112	HUF	42,232	$2,174	$—	HSBC Bank PLC
07/19/22	Buy	HUF	43,314	EUR	113	—	(248)	JPMorgan Chase Bank, N.A.

						$2,174	$(248)

Interest rate swap agreements outstanding at April 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
BRL	3,324	01/02/23	6.450%(T)	1 Day BROIS(2)(T)	$—	$(31,981)	$(31,981)
BRL	1,374	01/02/24	4.590%(T)	1 Day BROIS(2)(T)	—	(36,666)	(36,666)
BRL	9,889	01/02/24	11.247%(T)	1 Day BROIS(2)(T)	—	(39,992)	(39,992)
BRL	1,478	01/02/25	5.840%(T)	1 Day BROIS(2)(T)	—	(38,494)	(38,494)
BRL	2,354	01/02/25	7.950%(T)	1 Day BROIS(2)(T)	—	(46,111)	(46,111)
BRL	2,540	01/02/25	8.140%(T)	1 Day BROIS(1)(T)	—	43,503	43,503
BRL	3,378	01/02/25	11.078%(T)	1 Day BROIS(2)(T)	—	(14,890)	(14,890)
BRL	5,922	01/02/25	11.490%(T)	1 Day BROIS(2)(T)	4,670	(14,462)	(19,132)
BRL	3,354	01/02/25	12.050%(T)	1 Day BROIS(2)(T)	—	1,450	1,450
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)	—	(27,870)	(27,870)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)	—	(41,495)	(41,495)
BRL	1,885	01/04/27	7.745%(T)	1 Day BROIS(1)(T)	—	61,818	61,818
BRL	1,366	01/04/27	8.020%(T)	1 Day BROIS(2)(T)	—	(43,299)	(43,299)
BRL	1,954	01/04/27	8.565%(T)	1 Day BROIS(2)(T)	—	(50,427)	(50,427)
BRL	744	01/04/27	9.300%(T)	1 Day BROIS(1)(T)	—	15,177	15,177
BRL	1,788	01/04/27	10.250%(T)	1 Day BROIS(1)(T)	—	20,574	20,574

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	888	01/04/27	10.490%(T)	1 Day BROIS(1)(T)	$4,457	$8,536	$4,079
BRL	9,578	01/04/27	11.085%(T)	1 Day BROIS(1)(T)	3,086	52,261	49,175
BRL	2,688	01/04/27	11.660%(T)	1 Day BROIS(2)(T)	—	(1,215)	(1,215)
BRL	1,948	01/04/27	11.680%(T)	1 Day BROIS(2)(T)	1,773	(535)	(2,308)
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)	—	4,224	4,224
BRL	3,244	01/04/27	12.000%(T)	1 Day BROIS(1)(T)	—	(8,887)	(8,887)
BRL	1,601	01/04/27	12.200%(T)	1 Day BROIS(2)(T)	—	11,161	11,161
CLP	268,200	07/12/26	3.505%(S)	1 Day CLOIS(2)(S)	—	(40,785)	(40,785)
CLP	585,130	03/11/27	6.440%(S)	1 Day CLOIS(1)(S)	6,814	8,064	1,250
CLP	310,290	06/15/27	6.775%(S)	1 Day CLOIS(1)(S)	—	(1,955)	(1,955)
CLP	310,830	06/15/27	6.790%(S)	1 Day CLOIS(1)(S)	—	(2,191)	(2,191)
COP	950,000	12/12/23	5.530%(Q)	1 Day COOIS(2)(Q)	—	(10,824)	(10,824)
COP	2,234,000	02/11/27	7.460%(Q)	1 Day COOIS(1)(Q)	2,368	23,885	21,517
COP	736,000	02/14/27	7.640%(Q)	1 Day COOIS(1)(Q)	—	6,547	6,547
COP	2,492,950	02/14/27	7.640%(Q)	1 Day COOIS(1)(Q)	499	22,175	21,676
COP	1,694,000	02/14/27	7.650%(Q)	1 Day COOIS(1)(Q)	—	14,890	14,890
COP	733,000	03/29/27	8.810%(Q)	1 Day COOIS(1)(Q)	—	(1,455)	(1,455)
COP	1,898,600	06/15/27	8.230%(Q)	1 Day COOIS(1)(Q)	(3,136)	10,364	13,500
COP	211,800	11/09/31	6.650%(Q)	1 Day COOIS(2)(Q)	—	(6,509)	(6,509)
CZK	48,650	06/15/24	5.850%(A)	6 Month PRIBOR(1)(S)	—	(4,524)	(4,524)
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)	—	(57,637)	(57,637)
CZK	6,085	10/08/31	2.450%(A)	6 Month PRIBOR(2)(S)	(6,611)	(38,463)	(31,852)
CZK	6,070	01/27/32	3.445%(A)	6 Month PRIBOR(2)(S)	—	(20,776)	(20,776)
HUF	157,860	09/03/26	2.660%(A)	6 Month BUBOR(1)(S)	5,523	69,994	64,471
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)	—	17,604	17,604
KRW	911,165	01/07/27	2.178%(Q)	3 Month KWCDC(2)(Q)	(17,739)	(27,220)	(9,481)
KRW	500,000	06/15/27	2.410%(Q)	3 Month KWCDC(2)(Q)	(9,885)	(12,241)	(2,356)
MXN	21,120	04/29/24	9.220%(M)	28 Day Mexican Interbank Rate(1)(M)	—	(189)	(189)
MXN	7,470	05/02/25	5.285%(M)	28 Day Mexican Interbank Rate(2)(M)	12	(38,777)	(38,789)
MXN	14,446	03/11/26	4.845%(M)	28 Day Mexican Interbank Rate(2)(M)	(11,906)	(101,737)	(89,831)
MXN	9,180	07/14/26	6.465%(M)	28 Day Mexican Interbank Rate(2)(M)	(22)	(42,683)	(42,661)
MXN	4,160	07/15/26	6.430%(M)	28 Day Mexican Interbank Rate(2)(M)	(8)	(19,603)	(19,595)

See Notes to Financial Statements.

32

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	11,480	04/26/27	9.100%(M)	28 Day Mexican Interbank Rate(1)(M)	$—	$(156)	$(156)
MXN	11,480	06/09/27	8.369%(M)	28 Day Mexican Interbank Rate(1)(M)	—	17,581	17,581
MXN	3,490	06/09/27	8.543%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,639)	(4,156)	(2,517)
MXN	10,260	01/28/30	6.640%(M)	28 Day Mexican Interbank Rate(2)(M)	(50,159)	(66,381)	(16,222)
MXN	4,450	07/24/31	6.780%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(30,023)	(30,023)
MXN	5,830	04/19/32	8.940%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(727)	(727)
PLN	2,450	10/05/23	1.350%(A)	6 Month WIBOR(1)(S)	—	38,706	38,706
PLN	2,450	10/05/23	1.375%(A)	6 Month WIBOR(1)(S)	—	38,446	38,446
PLN	2,360	12/15/23	2.400%(A)	6 Month WIBOR(1)(S)	—	36,678	36,678
PLN	2,700	07/24/24	1.798%(A)	6 Month WIBOR(2)(S)	—	(57,947)	(57,947)
PLN	930	02/01/25	4.300%(A)	6 Month WIBOR(1)(S)	—	11,896	11,896
PLN	2,730	09/08/25	0.637%(A)	6 Month WIBOR(2)(S)	(2,483)	(108,398)	(105,915)
PLN	4,650	04/07/27	5.405%(A)	6 Month WIBOR(1)(S)	—	41,640	41,640
PLN	16,023	06/15/27	4.970%(A)	6 Month WIBOR(1)(S)	50,072	221,178	171,106
PLN	700	06/17/31	1.745%(A)	6 Month WIBOR(1)(S)	—	44,499	44,499
ZAR	19,130	04/21/24	6.105%(Q)	3 Month JIBAR(1)(Q)	59	4,985	4,926
ZAR	19,160	04/21/24	6.109%(Q)	3 Month JIBAR(1)(Q)	59	4,901	4,842
ZAR	19,460	04/28/24	6.275%(Q)	3 Month JIBAR(1)(Q)	62	1,889	1,827
ZAR	19,790	05/03/24	6.310%(Q)	3 Month JIBAR(1)(Q)	—	1,687	1,687
ZAR	5,789	08/21/25	4.978%(Q)	3 Month JIBAR(2)(Q)	(10,444)	(20,510)	(10,066)
ZAR	29,133	03/16/27	6.960%(Q)	3 Month JIBAR(1)(Q)	7,304	27,639	20,335
ZAR	3,244	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)	(43)	(10,418)	(10,375)
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)	93	26,049	25,956
ZAR	6,610	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)	1,662	24,150	22,488
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)	5,064	16,078	11,014

					$(20,498)	$(172,380)	$(151,882)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
MYR	2,800	06/15/27	3.736%(Q)	3 Month KLIBOR(1)(Q)	$5,634	$—	$5,634	Citibank, N.A.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
MYR	2,800	06/15/27	3.790%(Q)	3 Month KLIBOR(1)(Q)	$4,060	$—	$4,060	Bank of America, N.A.
RUB	21,000	12/15/26	7.995%(A)	3 Month MosPRIME(2)(Q)	(39,835)	—	(39,835)	Morgan Stanley & Co. International PLC

					$(30,141)	$—	$(30,141)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$9,694	$(39,835)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$550,000	$—
J.P. Morgan Securities LLC	170,000	—

Total	$720,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

34

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds
Brazil	$—	$168,921	$—
Jamaica	—	210,667	—
Malaysia	—	185,205	—
Mexico	—	1,006,621	—
Russia	—	36,580	—
South Africa	—	394,947	—
Supranational Bank	—	784,135	—
Foreign Treasury Obligation
Brazil	—	218,613	—
Sovereign Bonds
Angola	—	212,981	—
Argentina	—	111,432	—
Brazil	—	1,647,034	—
Chile	—	840,405	—
China	—	4,333,127	—
Colombia	—	1,811,904	—
Czech Republic	—	1,139,273	—
Dominican Republic	—	146,493	—
Gabon	—	198,421	—
Hungary	—	1,498,785	—
Indonesia	—	5,004,350	—
Ivory Coast	—	108,579	—
Malaysia	—	4,920,850	—
Mexico	—	1,846,790	—
Nigeria	—	198,764	—
Pakistan	—	556,095	—
Peru	—	1,220,004	—
Philippines	—	104,548	—
Poland	—	2,215,200	—
Romania	—	1,071,464	—
Russia	—	119,276	—
Senegal	—	99,117	—
Serbia	—	131,466	—
South Africa	—	6,384,217	—
Thailand	—	2,290,205	—
Turkey	—	25,864	—
Ukraine	—	125,563	—
Uruguay	—	122,600	—
Short-Term Investments
Unaffiliated Fund	2,083,470	—	—
Options Purchased	—	143,689	—

Total	$2,083,470	$41,634,185	$—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

	Level 1	Level 2	Level 3
Liabilities
Options Written	$—	$(158,425)	$—

Other Financial Instruments*
Assets
Futures Contracts	$97,368	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,162,426	—
OTC Cross Currency Exchange Contracts	—	2,174	—
Centrally Cleared Interest Rate Swap Agreements	—	866,243	—
OTC Interest Rate Swap Agreements	—	9,694	—

Total	$97,368	$2,040,537	$—

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(875,597)	$—
OTC Cross Currency Exchange Contracts	—	(248)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,018,125)	—
OTC Interest Rate Swap Agreement	—	(39,835)	—

Total	$—	$(1,933,805)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2022 were as follows:

Sovereign Bonds	82.7%
Unaffiliated Fund	4.5
Telecommunications	1.9
Multi-National	1.7
Oil & Gas	0.7
Foreign Treasury Obligation	0.5
Chemicals	0.4
Electric	0.4
Lodging	0.4

Retail	0.4%
Options Purchased	0.3
Investment Companies	0.1

94.0
Options Written	(0.3)
Other assets in excess of liabilities	6.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

36

Fair values of derivative instruments as of April 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unaffiliated investments	$143,689		Options written outstanding, at value	$158,425
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	2,174		Unrealized depreciation on OTC cross currency exchange contracts	248
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,162,426		Unrealized depreciation on OTC forward foreign currency exchange contracts	875,597
Interest rate contracts	Due from/to broker-variation margin futures	97,368	*	—	—
Interest rate contracts	Due from/to broker-variation margin swaps	866,243	*	Due from/to broker-variation margin swaps	1,018,125	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	9,694		Unrealized depreciation on OTC swap agreements	39,835

		$2,281,594			$2,092,230

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Foreign exchange contracts	$259,346	$(271,881)	$—	$(668,598)	$—
Interest rate contracts	—	—	108,633	—	190,854

Total	$259,346	$(271,881)	$108,633	$(668,598)	$190,854

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Foreign exchange contracts	$(393)	$(25,590)	$—	$405,958	$—
Interest rate contracts	—	—	52,321	—	(50,104)

Total	$(393)	$(25,590)	$52,321	$405,958	$(50,104)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 119,400

Options Written (2)	9,779,092

Futures Contracts - Short Positions (2)	3,524,122

Forward Foreign Currency Exchange Contracts - Purchased (3)	35,862,736

Forward Foreign Currency Exchange Contracts - Sold (3)	36,570,811

Cross Currency Exchange Contracts (4)	232,057

Interest Rate Swap Agreements (2)	44,439,274

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$15,328	$—	$15,328	$—	$15,328
Barclays Bank PLC	133,234	(75,495)	57,739	—	57,739
BNP Paribas S.A.	35,287	(15,238)	20,049	—	20,049
Citibank, N.A.	315,159	(254,071)	61,088	—	61,088

See Notes to Financial Statements.

38

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Credit Suisse International	$3,914	$—	$3,914	$—	$3,914
Deutsche Bank AG	17,103	—	17,103	—	17,103
Goldman Sachs International	145,235	(103,341)	41,894	—	41,894
HSBC Bank PLC	41,027	(186,193)	(145,166)	145,166	—
JPMorgan Chase Bank, N.A.	344,213	(268,852)	75,361	—	75,361
Morgan Stanley & Co. International PLC	202,582	(124,854)	77,728	—	77,728
Standard
Chartered Bank	10,293	(9,851)	442	—	442
UBS AG	54,608	(36,210)	18,398	—	18,398

	$1,317,983	$(1,074,105)	$243,878	$145,166	$389,044

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    39

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Assets

Unaffiliated investments (cost $52,817,285)	$43,717,655
Foreign currency, at value (cost $164,332)	160,968
Cash segregated for counterparty - OTC	280,000
Receivable for investments sold	1,839,078
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,162,426
Dividends and interest receivable	811,608
Deposit with broker for centrally cleared/exchange-traded derivatives	720,000
Tax reclaim receivable	67,226
Due from broker—variation margin swaps	57,827
Receivable for Fund shares sold	21,706
Unrealized appreciation on OTC swap agreements	9,694
Due from broker—variation margin futures	3,784
Unrealized appreciation on OTC cross currency exchange contracts	2,174
Prepaid expenses and other assets	1,850

Total Assets	48,855,996

Liabilities
Payable for Fund shares purchased	1,028,768
Unrealized depreciation on OTC forward foreign currency exchange contracts	875,597
Payable for investments purchased	167,709
Options written outstanding, at value (premiums received $132,823)	158,425
Accrued expenses and other liabilities	79,021
Unrealized depreciation on OTC swap agreements	39,835
Management fee payable	4,433
Affiliated transfer agent fee payable	1,015
Distribution fee payable	699
Directors’ fees payable	697
Unrealized depreciation on OTC cross currency exchange contracts	248

Total Liabilities	2,356,447

Net Assets	$46,499,549

Net assets were comprised of:
Common stock, at par	$97
Paid-in capital in excess of par	63,492,488
Total distributable earnings (loss)	(16,993,036)

Net assets, April 30, 2022	$46,499,549

See Notes to Financial Statements.

40

Class A

Net asset value and redemption price per share, ($2,736,779 ÷ 576,364 shares of common stock issued and outstanding)	$4.75
Maximum sales charge (3.25% of offering price)	0.16

Maximum offering price to public	$4.91

Class C

Net asset value, offering price and redemption price per share, ($145,719 ÷ 30,470 shares of common stock issued and outstanding)	$4.78

Class Z

Net asset value, offering price and redemption price per share, ($41,818,285 ÷ 8,725,607 shares of common stock issued and outstanding)	$4.79

Class R6

Net asset value, offering price and redemption price per share, ($1,798,766 ÷ 375,636 shares of common stock issued and outstanding)	$4.79

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    41

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)

Income
Interest income (net of $62,037 foreign withholding tax)	$1,342,171
Income from securities lending, net (including affiliated income of $148)	604
Unaffiliated dividend income	579
Affiliated dividend income	268

Total income	1,343,622

Expenses
Management fee	177,713
Distribution fee(a)	4,693
Custodian and accounting fees	42,130
Transfer agent’s fees and expenses (including affiliated expense of $2,310)(a)	40,376
Audit fee	31,836
Registration fees(a)	16,747
Legal fees and expenses	9,797
Shareholders’ reports	6,372
Directors’ fees	4,784
Miscellaneous	10,395

Total expenses	344,843
Less: Fee waiver and/or expense reimbursement(a)	(141,273)

Net expenses	203,570

Net investment income (loss)	1,140,052

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(114))	(276,347)
Futures transactions	108,633
Forward currency contract transactions	(668,598)
Options written transactions	(271,881)
Swap agreement transactions	190,854
Foreign currency transactions	(926,716)

(1,844,055)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $21)	(6,084,408)
Futures	52,321
Forward and cross currency contracts	405,958
Options written	(25,590)
Swap agreements	(50,104)
Foreign currencies	(34,519)

(5,736,342)

Net gain (loss) on investment and foreign currency transactions	(7,580,397)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(6,440,345)

See Notes to Financial Statements.

42

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	3,859	834	—	—
Transfer agent’s fees and expenses	2,561	386	37,342	87
Registration fees	4,792	2,685	5,345	3,925
Fee waiver and/or expense reimbursement	(9,784)	(3,201)	(119,421)	(8,867)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    43

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,140,052	$2,712,736
Net realized gain (loss) on investment and foreign currency transactions	(1,844,055)	(14,056)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,736,342)	(974,439)

Net increase (decrease) in net assets resulting from operations	(6,440,345)	1,724,241

Dividends and Distributions
Distributions from distributable earnings
Class A	(60,355)	(171,094)
Class C	(2,615)	(11,953)
Class Z	(1,044,405)	(2,832,895)
Class R6	(55,181)	(77,566)

	(1,162,556)	(3,093,508)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	11,973,604	18,589,941
Net asset value of shares issued in reinvestment of dividends and distributions	1,162,124	3,084,833
Cost of shares purchased	(15,016,625)	(26,083,180)

Net increase (decrease) in net assets from Fund share transactions	(1,880,897)	(4,408,406)

Total increase (decrease)	(9,483,798)	(5,777,673)

Net Assets:

Beginning of period	55,983,347	61,761,020

End of period	$46,499,549	$55,983,347

See Notes to Financial Statements.

44

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.45		$5.57	$6.07	$5.52	$6.40	$6.44
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.22	0.24	0.30	0.33	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.70)		(0.09)	(0.47)	0.57	(0.86)	(0.02)
Total from investment operations	(0.60)		0.13	(0.23)	0.87	(0.53)	0.33
Less Dividends and Distributions:
Dividends from net investment income*	(0.10)		(0.25)	-	(0.31)	-	(0.15)
Tax return of capital distributions	-		-	(0.27)	(0.01)	(0.35)	(0.22)
Total dividends and distributions	(0.10)		(0.25)	(0.27)	(0.32)	(0.35)	(0.37)
Net asset value, end of period	$4.75		$5.45	$5.57	$6.07	$5.52	$6.40
Total Return(b):	(11.14)%		2.19%	(3.75)%	16.14%	(8.68)%	5.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,737		$3,489	$3,853	$3,692	$3,146	$3,085
Average net assets (000)	$3,113		$3,950	$3,518	$3,223	$4,105	$3,639
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.13%	(e)	1.13%	1.13%	1.13%	1.13%	1.13%
Expenses before waivers and/or expense reimbursement	1.76%	(e)	1.67%	2.04%	2.03%	2.16%	2.15%
Net investment income (loss)	3.82%	(e)	3.75%	4.24%	5.13%	5.34%	5.42%
Portfolio turnover rate(f)	18%		35%	64%	69%	113%	186%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    45

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.49		$5.61	$6.11	$5.56	$6.46	$6.49
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.18	0.20	0.26	0.29	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.71)		(0.09)	(0.47)	0.57	(0.88)	(0.01)
Total from investment operations	(0.63)		0.09	(0.27)	0.83	(0.59)	0.29
Less Dividends and Distributions:
Dividends from net investment income*	(0.08)		(0.21)	-	(0.27)	-	(0.13)
Tax return of capital distributions	-		-	(0.23)	(0.01)	(0.31)	(0.19)
Total dividends and distributions	(0.08)		(0.21)	(0.23)	(0.28)	(0.31)	(0.32)
Net asset value, end of period	$4.78		$5.49	$5.61	$6.11	$5.56	$6.46
Total Return(b):	(11.56)%		1.44%	(4.41)%	15.18%	(9.61)%	4.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$146		$190	$466	$579	$538	$718
Average net assets (000)	$168		$331	$484	$566	$672	$649
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.88%	(e)	1.88%	1.88%	1.88%	1.88%	1.88%
Expenses before waivers and/or expense reimbursement	5.72%	(e)	4.60%	5.82%	4.82%	4.89%	2.88%
Net investment income (loss)	3.05%	(e)	3.00%	3.54%	4.37%	4.56%	4.63%
Portfolio turnover rate(f)	18%		35%	64%	69%	113%	186%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.50		$5.62	$6.13	$5.57	$6.48	$6.50
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.24	0.27	0.32	0.34	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.71)		(0.08)	(0.48)	0.58	(0.88)	0.01
Total from investment operations	(0.60)		0.16	(0.21)	0.90	(0.54)	0.37
Less Dividends and Distributions:
Dividends from net investment income*	(0.11)		(0.28)	-	(0.33)	-	(0.16)
Tax return of capital distributions	-		-	(0.30)	(0.01)	(0.37)	(0.23)
Total dividends and distributions	(0.11)		(0.28)	(0.30)	(0.34)	(0.37)	(0.39)
Net asset value, end of period	$4.79		$5.50	$5.62	$6.13	$5.57	$6.48
Total Return(b):	(11.02)%		2.63%	(3.45)%	16.50%	(8.83)%	5.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$41,818		$49,067	$57,392	$68,101	$55,000	$27,020
Average net assets (000)	$49,327		$59,794	$56,989	$63,219	$49,644	$26,437
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.72%	(e)	0.72%	0.74%	0.88%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	1.21%	(e)	1.16%	1.27%	1.31%	1.41%	1.88%
Net investment income (loss)	4.19%	(e)	4.16%	4.72%	5.35%	5.50%	5.58%
Portfolio turnover rate(f)	18%		35%	64%	69%	113%	186%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    47

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.50		$5.62	$6.12	$5.56	$6.47	$6.50
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.25	0.27	0.31	0.36	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.71)		(0.09)	(0.47)	0.58	(0.89)	- (b)
Total from investment operations	(0.60)		0.16	(0.20)	0.89	(0.53)	0.37
Less Dividends and Distributions:
Dividends from net investment income*	(0.11)		(0.28)	-	(0.32)	-	(0.16)
Tax return of capital distributions	-		-	(0.30)	(0.01)	(0.38)	(0.24)
Total dividends and distributions	(0.11)		(0.28)	(0.30)	(0.33)	(0.38)	(0.40)
Net asset value, end of period	$4.79		$5.50	$5.62	$6.12	$5.56	$6.47
Total Return(c):	(10.99)%		2.70%	(3.24)%	16.41%	(8.63)%	5.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,799		$3,237	$50	$29	$1	$1
Average net assets (000)	$2,526		$1,613	$42	$15	$1	$1
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.65%	(f)	0.65%	0.67%	0.88%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	1.36%	(f)	1.63%	40.50%	92.22%	1,595.87%	1.83%
Net investment income (loss)	4.30%	(f)	4.27%	4.64%	5.20%	5.73%	5.73%
Portfolio turnover rate(g)	18%		35%	64%	69%	113%	186%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

48

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Emerging Markets Debt Local Currency Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Emerging Markets Debt Local Currency Fund    49

Notes to Financial Statements  (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an

50

approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the

PGIM Emerging Markets Debt Local Currency Fund    51

Notes to Financial Statements  (unaudited) (continued)

fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

52

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in

PGIM Emerging Markets Debt Local Currency Fund    53

Notes to Financial Statements  (unaudited) (continued)

the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements

54

which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any

PGIM Emerging Markets Debt Local Currency Fund    55

Notes to Financial Statements  (unaudited) (continued)

election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may

56

differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of subadvisers.

PGIM Emerging Markets Debt Local Currency Fund    57

Notes to Financial Statements  (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.650% on average daily net assets up to $1 billion;	0.65%

0.630% on average daily net assets from $1 billion to $3 billion;

0.610% on average daily net assets from $3 billion to $5 billion;

0.600% on average daily net assets from $5 billion to $10 billion;

0.590% on average daily net assets over $10 billion.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	1.13%

C	1.88

Z	0.72

R6	0.65

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

58

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$4,550	$—

C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated

PGIM Emerging Markets Debt Local Currency Fund    59

Notes to Financial Statements  (unaudited) (continued)

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales

$8,877,512	$13,543,818

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$586,842	$ 9,154,727	$ 9,741,569	$—	$ —	$—	—	$268

PGIM Institutional Money Market Fund(1)(b)(wa)

219,262	1,454,555	1,673,724	21	(114)	—	—	148(2)

$806,104	$10,609,282	$11,415,293	$21	$(114)	$—		$416

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$53,571,158	$2,612,187	$(12,420,015)	$(9,807,828)

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The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $5,321,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 550,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	10,000,000

C	50,000,000

Z	250,000,000

T	190,000,000

R6	50,000,000

The Fund currently does not have any Class T shares outstanding.

PGIM Emerging Markets Debt Local Currency Fund    61

Notes to Financial Statements   (unaudited) (continued)

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	3,713,943	42.6%

R6	193	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	38.3%

Unaffiliated	3	52.6

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2022:

Shares sold	59,880	$312,144

Shares issued in reinvestment of dividends and distributions	11,651	59,927

Shares purchased	(136,137)	(718,614)

Net increase (decrease) in shares outstanding before conversion	(64,606)	(346,543)

Shares issued upon conversion from other share class(es)	1,474	7,865

Shares purchased upon conversion into other share class(es)	(651)	(3,466)

Net increase (decrease) in shares outstanding	(63,783)	$(342,144)

Year ended October 31, 2021:

Shares sold	78,649	$458,123

Shares issued in reinvestment of dividends and distributions	29,019	167,971

Shares purchased	(181,591)	(1,055,699)

Net increase (decrease) in shares outstanding before conversion	(73,923)	(429,605)

Shares issued upon conversion from other share class(es)	25,573	154,504

Shares purchased upon conversion into other share class(es)	(3,161)	(18,144)

Net increase (decrease) in shares outstanding	(51,511)	$(293,245)

62

Share Class	Shares	Amount

Class C

Six months ended April 30, 2022:

Shares sold	1,969	$10,593

Shares issued in reinvestment of dividends and distributions	504	2,615

Shares purchased	(5,228)	(27,380)

Net increase (decrease) in shares outstanding before conversion	(2,755)	(14,172)

Shares purchased upon conversion into other share class(es)	(1,463)	(7,865)

Net increase (decrease) in shares outstanding	(4,218)	$(22,037)

Year ended October 31, 2021:

Shares sold	3,485	$20,671

Shares issued in reinvestment of dividends and distributions	2,022	11,886

Shares purchased	(28,402)	(163,996)

Net increase (decrease) in shares outstanding before conversion	(22,895)	(131,439)

Shares purchased upon conversion into other share class(es)	(25,403)	(154,504)

Net increase (decrease) in shares outstanding	(48,298)	$(285,943)

Class Z

Six months ended April 30, 2022:

Shares sold	2,164,932	$11,449,976

Shares issued in reinvestment of dividends and distributions	202,589	1,044,403

Shares purchased	(2,563,061)	(12,899,762)

Net increase (decrease) in shares outstanding before conversion	(195,540)	(405,383)

Shares issued upon conversion from other share class(es)	645	3,466

Net increase (decrease) in shares outstanding	(194,895)	$(401,917)

Year ended October 31, 2021:

Shares sold	2,987,759	$17,715,817

Shares issued in reinvestment of dividends and distributions	483,358	2,827,410

Shares purchased	(4,096,951)	(23,917,712)

Net increase (decrease) in shares outstanding before conversion	(625,834)	(3,374,485)

Shares issued upon conversion from other share class(es)	3,128	18,144

Shares purchased upon conversion into other share class(es)	(661,948)	(3,892,254)

Net increase (decrease) in shares outstanding	(1,284,654)	$(7,248,595)

PGIM Emerging Markets Debt Local Currency Fund    63

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class R6

Six months ended April 30, 2022:

Shares sold	38,029	$200,891

Shares issued in reinvestment of dividends and distributions	10,607	55,179

Shares purchased	(261,906)	(1,370,869)

Net increase (decrease) in shares outstanding	(213,270)	$(1,114,799)

Year ended October 31, 2021:

Shares sold	68,180	$395,330

Shares issued in reinvestment of dividends and distributions	13,589	77,566

Shares purchased	(164,802)	(945,773)

Net increase (decrease) in shares outstanding before conversion	(83,033)	(472,877)

Shares issued upon conversion from other share class(es)	663,076	3,892,254

Net increase (decrease) in shares outstanding	580,043	$3,419,377

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/1/2021 – 9/29/2022

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

64

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 6 days that the Fund had loans outstanding during the period was approximately $1,153,167, borrowed at a weighted average interest rate of 1.60%. The maximum loan outstanding amount during the period was $3,689,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: Credit risk relates to the ability of the issuer of a fixed income instrument or the counterparty to a financial transaction with the Fund to meet interest and principal payments as they come due or to fulfill its obligations to the Fund. The value of the fixed income instruments held by the Fund will be adversely affected by any erosion in the ability of the relevant issuers to make interest and principal payments as they become due. The ratings given to a debt security by certain ratings agencies provide a generally useful guide as to such credit risk. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Increasing the amount of Fund assets invested in lower-rated securities generally will increase the Fund’s income, but also will increase the credit risk to which the Fund is subject. The Fund generally enters into financial transactions with major dealers that are deemed acceptable to the subadviser from a credit perspective.

Currency Risk: The Fund’s assets may be invested in securities that are denominated in non-US currencies or directly in currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the US dollar or other currencies. The weakening of a country’s currency relative to the US dollar will negatively affect the dollar value of the Fund’s assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market; selling or buying currency futures contracts, options or other securities thereon; borrowing funds denominated in particular currencies; or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective. The Fund would incur additional costs from hedging.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be

PGIM Emerging Markets Debt Local Currency Fund    65

Notes to Financial Statements  (unaudited) (continued)

subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures

66

and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings

PGIM Emerging Markets Debt Local Currency Fund    67

Notes to Financial Statements  (unaudited) (continued)

may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or

68

conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria

PGIM Emerging Markets Debt Local Currency Fund    69

Notes to Financial Statements  (unaudited) (continued)

are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

70

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Emerging Markets Debt Local Currency Fund    71

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Emerging Markets Debt Local Currency Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	EMDAX	EMDCX	EMDZX	EMDQX

CUSIP	743969750	743969743	743969727	743969735

MF212E2

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Emerging Markets Equity Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Emerging Markets Equity Opportunities Fund

June 15, 2022

PGIM Jennison Emerging Markets Equity Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22	Average Annual Total Returns as of 4/30/22

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	-36.98	-37.74	7.55	4.60 (09/16/2014)
Class C	-37.23	-35.29	7.96	4.59 (09/16/2014)
Class Z	-36.89	-33.96	9.05	5.64 (09/16/2014)
Class R6	-36.88	-33.91	9.06	5.65 (09/16/2014)
MSCI Emerging Markets Index
	-14.15	-18.33	4.32	3.21

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. It consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Emerging Markets Equity Opportunities Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Line of Business	Country	% of Net Assets
MercadoLibre, Inc.	Internet & Direct Marketing Retail	Brazil	4.7%
Kanzhun Ltd., ADR	Interactive Media & Services	China	4.6%
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	India	4.4%
Bank Central Asia Tbk PT	Banks	Indonesia	4.2%
Full Truck Alliance Co. Ltd., ADR	Road & Rail	China	4.1%
Globant SA	IT Services	United States	3.8%
Sea Ltd., ADR	Entertainment	Taiwan	3.7%
XPeng, Inc., ADR	Automobiles	China	3.6%
Bilibili, Inc., ADR	Entertainment	China	3.6%
B3 SA - Brasil Bolsa Balcao	Capital Markets	Brazil	3.5%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Emerging Markets Equity Opportunities Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Emerging Markets Equity Opportunities Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 630.20	1.30%	$ 5.25
	Hypothetical	$1,000.00	$1,018.35	1.30%	$ 6.51

Class C	Actual	$1,000.00	$ 627.70	2.05%	$ 8.27
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24

Class Z	Actual	$1,000.00	$ 631.10	1.05%	$ 4.25
	Hypothetical	$1,000.00	$1,019.59	1.05%	$ 5.26

Class R6	Actual	$1,000.00	$ 631.20	0.98%	$ 3.96
	Hypothetical	$1,000.00	$1,019.93	0.98%	$ 4.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 97.7%

COMMON STOCKS

Brazil 10.9%
B3 SA - Brasil Bolsa Balcao	10,860,786	$29,217,216
MercadoLibre, Inc.*	40,880	39,801,994
NU Holdings Ltd. (Class A Stock)*(a)	3,867,047	23,240,953

		92,260,163

China 32.3%
Bilibili, Inc., ADR*(a)	1,235,209	30,064,987
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	413,278	24,983,150
Full Truck Alliance Co. Ltd., ADR*(a)	5,704,433	34,397,731
JD.com, Inc., ADR*(a)	377,205	23,258,460
Kanzhun Ltd., ADR*	1,649,570	38,814,382
KE Holdings, Inc., ADR*	1,201,875	17,042,588
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	1,388,443	14,057,192
Silergy Corp.	217,880	19,670,139
Wuxi Biologics Cayman, Inc., 144A*	2,194,009	16,274,033
XPeng, Inc., ADR*	1,238,531	30,480,248
Zai Lab Ltd., ADR*(a)	599,490	23,955,620

		272,998,530

India 25.7%
Apollo Hospitals Enterprise Ltd.	274,133	15,881,644
Ashok Leyland Ltd.	6,773,261	11,153,342
Asian Paints Ltd.	672,942	28,360,863
Avenue Supermarts Ltd., 144A*	225,149	11,510,234
Bajaj Finance Ltd.	313,824	27,042,718
Divi’s Laboratories Ltd.	283,143	16,617,650
HDFC Bank Ltd., ADR	317,095	17,506,815
MakeMyTrip Ltd.*(a)	1,124,484	28,640,607
Mphasis Ltd.	609,221	22,374,477
Titan Co. Ltd.	1,179,606	37,586,339

		216,674,689

Indonesia 7.1%
Bank Central Asia Tbk PT	64,336,559	35,754,151
Bank Jago Tbk PT*	29,650,473	23,755,006

		59,509,157

Poland 0.6%
LPP SA	2,498	5,268,927

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea 6.2%
Coupang, Inc.*(a)	1,089,810	$14,025,855
LG Energy Solution*	53,865	17,499,754
Samsung SDI Co. Ltd.	44,498	21,101,099

		52,626,708

Taiwan 6.3%
Sea Ltd., ADR*(a)	382,569	31,661,410
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	233,690	21,716,812

		53,378,222

Thailand 4.7%
Airports of Thailand PCL*	9,871,514	19,035,067
Minor International PCL*	20,443,319	20,649,714

		39,684,781

United States 3.9%
Globant SA*	150,155	32,431,978

TOTAL LONG-TERM INVESTMENTS (cost $973,208,049)		824,833,155

SHORT-TERM INVESTMENTS 12.9%

AFFILIATED MUTUAL FUND 12.6%
PGIM Institutional Money Market Fund (cost $106,810,779; includes $106,773,410 of cash collateral for sec urities on loan)(b)(wa)	106,918,167	106,832,632

UNAFFILIATED FUND 0.3%
Dreyfus Government Cash Management (Institutional Shares) (cost $2,563,236)	2,563,236	2,563,236

TOTAL SHORT-TERM INVESTMENTS (cost $109,374,015)		109,395,868

TOTAL INVESTMENTS 110.6% (cost $1,082,582,064)		934,229,023
Liabilities in excess of other assets (10.6)%		(89,722,250)

NET ASSETS 100.0%		$844,506,773

See Notes to Financial Statements.

10

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $112,754,881; cash collateral of $106,773,410 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$92,260,163	$—	$—
China	198,014,016	74,984,514	—
India	46,147,422	170,527,267	—
Indonesia	—	59,509,157	—
Poland	—	5,268,927	—
South Korea	14,025,855	38,600,853	—
Taiwan	53,378,222	—	—
Thailand	—	39,684,781	—
United States	32,431,978	—	—
Short-Term Investments
Affiliated Mutual Fund	106,832,632	—	—
Unaffiliated Fund	2,563,236	—	—

Total	$545,653,524	$388,575,499	$—

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2022 were as follows:

Affiliated Mutual Fund (12.6% represents investments purchased with collateral from securities on loan)	12.6%
Banks	11.9
Internet & Direct Marketing Retail	9.0
Entertainment	7.3
Semiconductors & Semiconductor Equipment	6.6
IT Services	6.5
Hotels, Restaurants & Leisure	5.8
Electrical Equipment	5.1
Textiles, Apparel & Luxury Goods	5.0
Interactive Media & Services	4.6
Road & Rail	4.1
Life Sciences Tools & Services	3.9
Automobiles	3.6
Capital Markets	3.5

Chemicals	3.4%
Consumer Finance	3.2
Biotechnology	2.8
Electronic Equipment, Instruments & Components	2.5
Transportation Infrastructure	2.3
Real Estate Management & Development	2.0
Health Care Providers & Services	1.9
Food & Staples Retailing	1.4
Machinery	1.3
Unaffiliated Fund	0.3

110.6
Liabilities in excess of other assets	(10.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$112,754,881	$(106,773,410)	$5,981,471

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Assets
Investments at value, including securities on loan of $112,754,881:
Unaffiliated investments (cost $975,771,285)	$827,396,391
Affiliated investments (cost $106,810,779)	106,832,632
Foreign currency, at value (cost $722,017)	723,422
Receivable for investments sold	13,541,631
Receivable for Fund shares sold	12,391,410
Dividends and interest receivable	169,887
Foreign capital gains tax benefit accrued	28,037
Tax reclaim receivable	25,628
Prepaid expenses and other assets	11,528

Total Assets	961,120,566

Liabilities
Payable to broker for collateral for securities on loan	106,773,410
Payable for Fund shares purchased	9,054,267
Management fee payable	591,518
Accrued expenses and other liabilities	176,539
Distribution fee payable	11,428
Affiliated transfer agent fee payable	6,631

Total Liabilities	116,613,793

Net Assets	$844,506,773

Net assets were comprised of:
Common stock, at par	$556
Paid-in capital in excess of par	1,248,358,431
Total distributable earnings (loss)	(403,852,214)

Net assets, April 30, 2022	$844,506,773

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Class A
Net asset value and redemption price per share,
($32,829,245 ÷ 2,201,716 shares of common stock issued and outstanding)	$14.91
Maximum sales charge (5.50% of offering price)	0.87

Maximum offering price to public	$15.78

Class C
Net asset value, offering price and redemption price per share,
($4,854,029 ÷ 344,598 shares of common stock issued and outstanding)	$14.09

Class Z
Net asset value, offering price and redemption price per share,
($519,142,659 ÷ 34,173,456 shares of common stock issued and outstanding)	$15.19

Class R6
Net asset value, offering price and redemption price per share,
($287,680,840 ÷ 18,923,126 shares of common stock issued and outstanding)	$15.20

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $233,302 foreign withholding tax)	$1,506,008
Income from securities lending, net (including affiliated income of $37,605)	344,262
Affiliated dividend income	17,259

Total income	1,867,529

Expenses
Management fee	4,721,239
Distribution fee(a)	88,256
Transfer agent’s fees and expenses (including affiliated expense of $15,125)(a)	428,020
Custodian and accounting fees	186,087
Registration fees(a)	128,547
SEC registration fees	38,890
Shareholders’ reports	24,746
Audit fee	14,628
Legal fees and expenses	11,261
Directors’ fees	8,903
Miscellaneous	24,497

Total expenses	5,675,074
Less: Fee waiver and/or expense reimbursement(a)	(481,074)
Distribution fee waiver(a)	(10,181)

Net expenses	5,183,819

Net investment income (loss)	(3,316,290)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(32,474)) (net of foreign capital gains taxes $(23,922))	(215,831,013)
Foreign currency transactions	(467,202)

(216,298,215)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $21,853) (net of change in foreign capital gains taxes $2,366,222)	(237,937,560)
Foreign currencies	17,984

(237,919,576)

Net gain (loss) on investment and foreign currency transactions	(454,217,791)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(457,534,081)

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	61,088	27,168	—	—
Transfer agent’s fees and expenses	28,531	4,653	394,096	740
Registration fees	13,160	9,150	64,571	41,666
Fee waiver and/or expense reimbursement	(33,912)	(12,780)	(339,779)	(94,603)
Distribution fee waiver	(10,181)	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,316,290)	$(3,176,039)
Net realized gain (loss) on investment and foreign currency transactions	(216,298,215)	(32,023,510)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(237,919,576)	71,372,687

Net increase (decrease) in net assets resulting from operations	(457,534,081)	36,173,138

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	670,331,615	1,123,848,738
Cost of shares purchased	(378,646,741)	(210,706,003)

Net increase (decrease) in net assets from Fund share transactions	291,684,874	913,142,735

Total increase (decrease)	(165,849,207)	949,315,873

Net Assets:
Beginning of period	1,010,355,980	61,040,107

End of period	$844,506,773	$1,010,355,980

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	17

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.66		$17.66	$12.16	$9.58	$11.19	$9.34
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.23)	(0.14)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(8.66)		6.23	5.64	2.62	(1.57)	1.89
Total from investment operations	(8.75)		6.00	5.50	2.58	(1.61)	1.85
Net asset value, end of period	$14.91		$23.66	$17.66	$12.16	$9.58	$11.19
Total Return(b):	(36.98)%		33.98%	45.23%	26.93%	(14.39)%	19.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,829		$47,683	$6,144	$3,806	$2,316	$2,204
Average net assets (000)	$41,063		$26,309	$4,507	$3,074	$2,956	$1,363
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.30	%(e)	1.33%	1.45%	1.45%	1.45%	1.45%
Expenses before waivers and/or expense reimbursement	1.52	%(e)	1.64%	2.61%	3.35%	3.27%	3.28%
Net investment income (loss)	(0.94	)%(e)	(0.98)%	(0.99)%	(0.37)%	(0.35)%	(0.35)%
Portfolio turnover rate(f)	55%		78%	58%	33%	23%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.43		$16.88	$11.71	$9.29	$10.93	$9.20
Income (loss) from investment operations:
Net investment income (loss)	(0.15)		(0.39)	(0.23)	(0.11)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(8.19)		5.94	5.40	2.53	(1.51)	1.84
Total from investment operations	(8.34)		5.55	5.17	2.42	(1.64)	1.73
Net asset value, end of period	$14.09		$22.43	$16.88	$11.71	$9.29	$10.93
Total Return(b):	(37.23)%		32.96%	44.06%	26.05%	(15.00)%	18.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,854		$5,881	$1,563	$1,107	$1,363	$1,516
Average net assets (000)	$5,479		$4,077	$1,244	$1,438	$1,775	$973
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.05	%(e)	2.09%	2.20%	2.20%	2.20%	2.20%
Expenses before waivers and/or expense reimbursement	2.52	%(e)	2.65%	4.15%	4.23%	4.20%	4.00%
Net investment income (loss)	(1.67	)%(e)	(1.76)%	(1.73)%	(1.05)%	(1.14)%	(1.17)%
Portfolio turnover rate(f)	55%		78%	58%	33%	23%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	19

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.07		$17.93	$12.31	$9.67	$11.27	$9.39
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.17)	(0.13)	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(8.81)		6.31	5.75	2.65	(1.59)	1.90
Total from investment operations	(8.88)		6.14	5.62	2.64	(1.60)	1.88
Net asset value, end of period	$15.19		$24.07	$17.93	$12.31	$9.67	$11.27
Total Return(b):	(36.89)%		34.24%	45.65%	27.30%	(14.20)%	20.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$519,143		$642,316	$34,993	$2,357	$1,215	$980
Average net assets (000)	$631,641		$293,229	$11,195	$1,866	$1,443	$490
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.08%	1.20%	1.20%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.16	%(e)	1.28%	1.93%	3.17%	3.56%	2.94%
Net investment income (loss)	(0.68	)%(e)	(0.72)%	(0.83)%	(0.08)%	(0.13)%	(0.19)%
Portfolio turnover rate(f)	55%		78%	58%	33%	23%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R6 Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.08		$17.93	$12.31	$9.67	$11.27	$9.39
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.15)	(0.10)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(8.82)		6.30	5.72	2.65	(1.58)	1.89
Total from investment operations	(8.88)		6.15	5.62	2.64	(1.60)	1.88
Net asset value, end of period	$15.20		$24.08	$17.93	$12.31	$9.67	$11.27
Total Return(b):	(36.88)%		34.30%	45.65%	27.30%	(14.20)%	20.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$287,681		$314,476	$18,340	$12,319	$9,675	$11,271
Average net assets (000)	$324,000		$121,398	$14,144	$11,249	$11,852	$9,893
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.98	%(e)	1.01%	1.20%	1.20%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.04	%(e)	1.16%	1.80%	2.41%	2.32%	2.78%
Net investment income (loss)	(0.59	)%(e)	(0.62)%	(0.74)%	(0.11)%	(0.17)%	(0.13)%
Portfolio turnover rate(f)	55%		78%	58%	33%	23%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund	21

Notes to Financial Statements (unaudited)

1.    Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Emerging Markets Equity Opportunities Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

22

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Emerging Markets Equity Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

24

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Jennison Emerging Markets Equity Opportunities Fund	25

Notes to Financial Statements  (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

26

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.95% of the Fund’s average daily net assets up to and including $5 billion;	0.95%
0.925% of the Fund’s average daily net assets exceeding $5 billion.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.30%
C	2.05
Z	1.05
R6	0.98

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Jennison Emerging Markets Equity Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2023 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$154,542	$ 77
C	—	1,001

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

28

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.   Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$863,051,838	$529,373,656

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$68,436,389	$155,625,453	$224,061,842	$—	$—	$—	—	$17,259

PGIM Institutional Money Market Fund(1)(b)(wa)
6,077,913	493,479,967	392,714,627	21,853	(32,474)	106,832,632	106,918,167	37,605	(2)
$74,514,302	$649,105,420	$616,776,469	$21,853	$(32,474)	$106,832,632		$54,864

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.  Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$1,087,524,233	$19,017,444	$(172,312,654)	$(153,295,210)

PGIM Jennison Emerging Markets Equity Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $27,916,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat late year ordinary income losses of approximately $3,026,000 as having been incurred in the following fiscal year (October 31, 2022).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.   Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

30

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 865,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	25,000,000

C	65,000,000

Z	300,000,000

T	225,000,000

R6	250,000,000

The Fund currently does not have any Class T shares outstanding.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	17,167	0.8%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%
Unaffiliated	6	83.6

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	639,933	$12,560,092
Shares purchased	(412,436)	(8,062,282)
Net increase (decrease) in shares outstanding before conversion	227,497	4,497,810
Shares issued upon conversion from other share class(es)	5,125	92,885
Shares purchased upon conversion into other share class(es)	(46,307)	(884,030)
Net increase (decrease) in shares outstanding	186,315	$3,706,665

Year ended October 31, 2021:
Shares sold	2,255,202	$51,550,059
Shares purchased	(580,724)	(12,973,518)
Net increase (decrease) in shares outstanding before conversion	1,674,478	38,576,541
Shares issued upon conversion from other share class(es)	4,431	112,936
Shares purchased upon conversion into other share class(es)	(11,348)	(248,795)
Net increase (decrease) in shares outstanding	1,667,561	$38,440,682

PGIM Jennison Emerging Markets Equity Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended April 30, 2022:
Shares sold	110,108	$1,992,712
Shares purchased	(26,857)	(475,544)
Net increase (decrease) in shares outstanding before conversion	83,251	1,517,168
Shares purchased upon conversion into other share class(es)	(783)	(12,936)
Net increase (decrease) in shares outstanding	82,468	$1,504,232

Year ended October 31, 2021:
Shares sold	217,144	$4,807,891
Shares purchased	(39,846)	(888,017)
Net increase (decrease) in shares outstanding before conversion	177,298	3,919,874
Shares purchased upon conversion into other share class(es)	(7,817)	(182,875)
Net increase (decrease) in shares outstanding	169,481	$3,736,999

Class Z
Six months ended April 30, 2022:
Shares sold	23,521,019	$471,490,672
Shares purchased	(16,063,457)	(306,329,200)
Net increase (decrease) in shares outstanding before conversion	7,457,562	165,161,472
Shares issued upon conversion from other share class(es)	46,133	891,417
Shares purchased upon conversion into other share class(es)	(10,027)	(195,468)
Net increase (decrease) in shares outstanding	7,493,668	$165,857,421

Year ended October 31, 2021:
Shares sold	31,445,686	$744,637,683
Shares purchased	(6,723,022)	(157,898,994)
Net increase (decrease) in shares outstanding before conversion	24,722,664	586,738,689
Shares issued upon conversion from other share class(es)	13,165	295,170
Shares purchased upon conversion into other share class(es)	(7,805)	(191,186)
Net increase (decrease) in shares outstanding	24,728,024	$586,842,673

32

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2022:
Shares sold	9,268,750	$184,288,139
Shares purchased	(3,408,131)	(63,779,715)
Net increase (decrease) in shares outstanding before conversion	5,860,619	120,508,424
Shares issued upon conversion from other share class(es)	7,304	151,389
Shares purchased upon conversion into other share class(es)	(2,242)	(43,257)
Net increase (decrease) in shares outstanding	5,865,681	$120,616,556

Year ended October 31, 2021:
Shares sold	13,708,513	$322,853,105
Shares purchased	(1,682,763)	(38,945,474)
Net increase (decrease) in shares outstanding before conversion	12,025,750	283,907,631
Shares issued upon conversion from other share class(es)	8,764	214,750
Net increase (decrease) in shares outstanding	12,034,514	$284,122,381

8.   Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2022.

PGIM Jennison Emerging Markets Equity Opportunities Fund	33

Notes to Financial Statements (unaudited) (continued)

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a

34

sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with

PGIM Jennison Emerging Markets Equity Opportunities Fund	35

Notes to Financial Statements (unaudited) (continued)

other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in certain companies identified by the U.S. government as “Chinese Military Industrial Complex Companies.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption

36

proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

PGIM Jennison Emerging Markets Equity Opportunities Fund	37

Notes to Financial Statements (unaudited) (continued)

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10. Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

38

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Emerging Markets Equity Opportunities Fund	39

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS
Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PDEAX	PDECX	PDEZX	PDEQX
CUSIP	743969644	743969636	743969610	743969628

MF225E2

PGIM JENNISON GLOBAL OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Global Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Opportunities Fund

June 15, 2022

PGIM Jennison Global Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling

(800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/22 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-31.83	-26.52	14.28	12.94	—

Class C	-32.13	-23.59	14.62	12.69	—

Class Z	-31.79	-22.14	15.78	13.82	—

Class R2	-31.92	-22.45	N/A	N/A	18.77 (12/27/2018)

Class R4	-31.83	-22.26	N/A	N/A	19.08 (12/27/2018)

Class R6	-31.74	-22.04	15.89	N/A	14.04 (12/22/2014)

MSCI All Country World ND Index

	-11.63	-5.44	9.46	9.21	—

Average Annual Total Returns as of 4/30/22 Since Inception (%)

	Class R2, Class R4 (12/27/2018)	Class R6 (12/22/2014)

MSCI All Country World ND Index	13.36	8.32

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	0.25%	None	None

Shareholder services fees	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

MSCI All Country World ND Index—The MSCI All Country World ND Index (MSCI ACWI ND Index) is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ND Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The ND version of the MSCI ACWI Index reflects the impact of the maximum withholding taxes on reinvested dividends. The MSCI ACWI ND Index is unmanaged and the total return includes the reinvestment of all dividends.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Global Opportunities Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	7.5%

Tesla, Inc.	Automobiles	United States	7.4%

Airbnb, Inc. (Class A Stock)	Hotels, Restaurants & Leisure	United States	5.4%

Microsoft Corp.	Software	United States	5.1%

MercadoLibre, Inc.	Internet & Direct Marketing Retail	Brazil	4.6%

LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	4.3%

Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	4.1%

L’Oreal SA	Personal Products	France	3.9%

Hermes International	Textiles, Apparel & Luxury Goods	France	3.6%

Ferrari NV	Automobiles	Italy	3.6%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Global Opportunities Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Opportunities Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 681.70	1.08%	$4.50

	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

Class C	Actual	$1,000.00	$ 678.70	1.92%	$7.99

	Hypothetical	$1,000.00	$1,015.27	1.92%	$9.59

Class Z	Actual	$1,000.00	$ 682.10	0.94%	$3.92

	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

Class R2	Actual	$1,000.00	$ 680.80	1.34%	$5.58

	Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71

Class R4	Actual	$1,000.00	$ 681.70	1.09%	$4.54

	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

Class R6	Actual	$1,000.00	$ 682.60	0.83%	$3.46

	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 97.0%

COMMON STOCKS

Brazil 4.6%

MercadoLibre, Inc.*	283,046	$275,582,077

Denmark 4.1%

Novo Nordisk A/S (Class B Stock)	2,156,078	247,240,396

France 16.8%

Hermes International	177,568	218,343,211
L’Oreal SA	654,212	236,708,057
LVMH Moet Hennessy Louis Vuitton SE	401,212	258,136,990
Pernod Ricard SA	855,853	176,793,637
Remy Cointreau SA	622,065	122,895,723

		1,012,877,618

Hong Kong 1.3%

Techtronic Industries Co. Ltd.	5,777,135	76,937,958

Italy 3.6%

Ferrari NV	1,023,413	215,454,441

Netherlands 6.8%

Adyen NV, 144A*	125,577	208,597,280
ASML Holding NV	359,985	203,772,892

		412,370,172

Switzerland 8.3%

Alcon, Inc.	1,481,245	105,471,126
Cie Financiere Richemont SA (Class A Stock)	1,694,740	196,515,714
Givaudan SA	31,255	124,332,932
Straumann Holding AG	611,439	72,209,796

		498,529,568

Taiwan 2.5%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,608,617	149,488,778

United States 48.2%

Airbnb, Inc. (Class A Stock)*(a)	2,118,306	324,545,662
Alphabet, Inc. (Class A Stock)*	66,861	152,589,506
Amazon.com, Inc.*	54,606	135,730,312
Apple, Inc.	2,864,982	451,664,412
Atlassian Corp. PLC (Class A Stock)*	159,692	35,903,552

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Crowdstrike Holdings, Inc. (Class A Stock)*	821,308	$163,243,178
Dexcom, Inc.*	296,668	121,212,611
Intuitive Surgical, Inc.*	374,885	89,709,981
Lululemon Athletica, Inc.*	381,858	135,418,303
Mastercard, Inc. (Class A Stock)	472,084	171,545,884
Microsoft Corp.	1,109,800	307,991,696
NIKE, Inc. (Class B Stock)	1,149,451	143,336,540
NVIDIA Corp.	705,773	130,899,718
Tesla, Inc.*	510,857	444,833,841
Thermo Fisher Scientific, Inc.	166,530	92,077,768

		2,900,702,964

Uruguay 0.8%

Dlocal Ltd.*	2,040,447	46,256,933

TOTAL LONG-TERM INVESTMENTS (cost $4,817,017,645)		5,835,440,905

SHORT-TERM INVESTMENTS 5.2%

AFFILIATED MUTUAL FUND 0.7%
PGIM Institutional Money Market Fund (cost $41,958,471; includes $41,957,050 of cash collateral for securities on loan)(b)(wa)	41,992,065	41,958,471

UNAFFILIATED FUND 4.5%
Dreyfus Government Cash Management (Institutional Shares) (cost $272,528,261)	272,528,261	272,528,261

TOTAL SHORT-TERM INVESTMENTS (cost $314,486,732)		314,486,732

TOTAL INVESTMENTS 102.2% (cost $5,131,504,377)		6,149,927,637
Liabilities in excess of other assets (2.2)%		(131,654,591)

NET ASSETS 100.0%		$6,018,273,046

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.

See Notes to Financial Statements.

10

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,451,575; cash collateral of $41,957,050 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$275,582,077	$—	$—
Denmark	—	247,240,396	—
France	—	1,012,877,618	—
Hong Kong	—	76,937,958	—
Italy	—	215,454,441	—
Netherlands	—	412,370,172	—
Switzerland	—	498,529,568	—
Taiwan	149,488,778	—	—
United States	2,900,702,964	—	—
Uruguay	46,256,933	—	—
Short-Term Investments
Affiliated Mutual Fund	41,958,471	—	—
Unaffiliated Fund	272,528,261	—	—

Total	$3,686,517,484	$2,463,410,153	$—

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2022 were as follows:

Textiles, Apparel & Luxury Goods	15.8%
Automobiles	11.0
Software	8.4
Semiconductors & Semiconductor Equipment	8.1
Technology Hardware, Storage & Peripherals	7.5
IT Services	7.1
Internet & Direct Marketing Retail	6.9
Health Care Equipment & Supplies	6.4
Hotels, Restaurants & Leisure	5.4
Beverages	5.0
Unaffiliated Fund	4.5
Pharmaceuticals	4.1
Personal Products	3.9

Interactive Media & Services	2.5%
Chemicals	2.1
Life Sciences Tools & Services	1.5
Machinery	1.3
Affiliated Mutual Fund (0.7% represents investments purchased with collateral from securities on loan)	0.7

102.2
Liabilities in excess of other assets	(2.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$39,451,575	$(39,451,575)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Assets
Investments at value, including securities on loan of $39,451,575:
Unaffiliated investments (cost $5,089,545,906)	$6,107,969,166
Affiliated investments (cost $41,958,471)	41,958,471
Foreign currency, at value (cost $3,842,643)	3,842,643
Receivable for investments sold	227,548,340
Receivable for Fund shares sold	18,871,320
Tax reclaim receivable	4,642,738
Dividends receivable	1,211,245
Prepaid expenses and other assets	17,242

Total Assets	6,406,061,165

Liabilities
Payable for investments purchased	311,486,785
Payable to broker for collateral for securities on loan	41,957,050
Payable for Fund shares purchased	28,508,088
Management fee payable	4,377,615
Accrued expenses and other liabilities	1,015,692
Distribution fee payable	407,873
Affiliated transfer agent fee payable	35,016

Total Liabilities	387,788,119

Net Assets	$6,018,273,046

Net assets were comprised of:
Common stock, at par	$1,831
Paid-in capital in excess of par	5,334,260,558
Total distributable earnings (loss)	684,010,657

Net assets, April 30, 2022	$6,018,273,046

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Class A
Net asset value and redemption price per share,
($531,966,050 ÷ 16,483,120 shares of common stock issued and outstanding)	$32.27
Maximum sales charge (5.50% of offering price)	1.88

Maximum offering price to public	$34.15

Class C
Net asset value, offering price and redemption price per share,
($309,477,966 ÷ 10,490,894 shares of common stock issued and outstanding)	$29.50

Class Z
Net asset value, offering price and redemption price per share,
($2,887,946,669 ÷ 87,383,361 shares of common stock issued and outstanding)	$33.05

Class R2
Net asset value, offering price and redemption price per share,
($14,267,917 ÷ 436,152 shares of common stock issued and outstanding)	$32.71

Class R4
Net asset value, offering price and redemption price per share,
($323,991 ÷ 9,807 shares of common stock issued and outstanding)	$33.04

Class R6
Net asset value, offering price and redemption price per share,
($2,274,290,453 ÷ 68,289,700 shares of common stock issued and outstanding)	$33.30

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $3,031,112 foreign withholding tax)	$19,891,658
Affiliated dividend income	21,958
Income from securities lending, net (including affiliated income of $12,293)	13,962

Total income	19,927,578

Expenses
Management fee	31,371,046
Distribution fee(a)	3,033,106
Shareholder servicing fees (including affiliated expense of $7,526)(a)	9,017
Transfer agent’s fees and expenses (including affiliated expense of $112,239)(a)	2,648,667
Custodian and accounting fees	316,557
Shareholders’ reports	177,612
Registration fees(a)	169,167
SEC registration fees	118,969
Directors’ fees	51,196
Legal fees and expenses	27,671
Audit fee	13,687
Miscellaneous	81,435

Total expenses	38,018,130
Less: Fee waiver and/or expense reimbursement(a)	(304,311)
Distribution fee waiver(a)	(167,378)

Net expenses	37,546,441

Net investment income (loss)	(17,618,863)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,454))	(294,360,935)
Foreign currency transactions	(608,802)

(294,969,737)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,636,185,854)
Foreign currencies	(348,845)

(2,636,534,699)

Net gain (loss) on investment and foreign currency transactions	(2,931,504,436)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,949,123,299)

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,004,269	2,006,434	—	22,403	—	—
Shareholder servicing fees	—	—	—	8,805	212	—
Transfer agent’s fees and expenses	295,912	183,470	2,133,947	15,551	445	19,342
Registration fees	22,563	15,620	53,043	3,968	3,968	70,005
Fee waiver and/or expense reimbursement	(295,692)	—	—	(4,424)	(4,195)	—
Distribution fee waiver	(167,378)	—	—	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(17,618,863)	$(54,854,542)
Net realized gain (loss) on investment and foreign currency transactions	(294,969,737)	900,560,726
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,636,534,699)	1,589,333,222

Net increase (decrease) in net assets resulting from operations	(2,949,123,299)	2,435,039,406

Dividends and Distributions
Distributions from distributable earnings
Class A	(71,158,360)	(9,958,088)
Class C	(47,157,311)	(7,632,427)
Class Z	(420,311,394)	(66,508,567)
Class R2	(1,886,436)	(7,434)
Class R4	(31,156)	(9,579)
Class R6	(290,628,234)	(36,320,678)

	(831,172,891)	(120,436,773)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,123,767,719	3,048,592,811
Net asset value of shares issued in reinvestment of dividends and distributions	818,705,147	117,629,727
Cost of shares purchased	(1,553,766,760)	(2,124,201,273)

Net increase (decrease) in net assets from Fund share transactions	388,706,106	1,042,021,265

Total increase (decrease)	(3,391,590,084)	3,356,623,898

Net Assets:
Beginning of period	9,409,863,130	6,053,239,232

End of period	$6,018,273,046	$9,409,863,130

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	17

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$52.15		$38.50	$24.58	$21.47	$20.72	$15.14
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.37)	(0.22)	(0.11)	(0.13)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(15.13)		14.76	14.14	3.22	0.88	5.67
Total from investment operations	(15.24)		14.39	13.92	3.11	0.75	5.58
Less Dividends and Distributions:
Distributions from net realized gains	(4.64)		(0.74)	-	-	-	-
Net asset value, end of period	$32.27		$52.15	$38.50	$24.58	$21.47	$20.72
Total Return(b):	(31.83)%		37.75%	56.63%	14.49%	3.62%	36.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$531,966		$797,091	$494,173	$236,118	$164,764	$90,247
Average net assets (000)	$675,061		$684,569	$344,283	$205,653	$142,313	$70,810
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.08	%(e)	1.08%	1.08%	1.08%	1.14%	1.19%
Expenses before waivers and/or expense reimbursement	1.22	%(e)	1.21%	1.24%	1.28%	1.30%	1.33%
Net investment income (loss)	(0.56	)%(e)	(0.80)%	(0.69)%	(0.45)%	(0.55)%	(0.55)%
Portfolio turnover rate(f)	43%		62%	57%	52%	62%	79%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$48.27		$35.98	$23.16	$20.41	$19.85	$14.61
Income (loss) from investment operations:
Net investment income (loss)	(0.26)		(0.70)	(0.45)	(0.29)	(0.30)	(0.22)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(13.87)		13.73	13.27	3.04	0.86	5.46
Total from investment operations	(14.13)		13.03	12.82	2.75	0.56	5.24
Less Dividends and Distributions:
Distributions from net realized gains	(4.64)		(0.74)	-	-	-	-
Net asset value, end of period	$29.50		$48.27	$35.98	$23.16	$20.41	$19.85
Total Return(b):	(32.13)%		36.63%	55.31%	13.47%	2.82%	35.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$309,478		$496,435	$364,557	$211,290	$168,587	$79,531
Average net assets (000)	$404,612		$449,870	$279,272	$198,518	$136,788	$55,922
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.92	%(e)	1.91%	1.93%	1.94%	1.94%	1.94%
Expenses before waivers and/or expense reimbursement	1.92	%(e)	1.91%	1.93%	1.97%	1.99%	2.03%
Net investment income (loss)	(1.41	)%(e)	(1.62)%	(1.53)%	(1.31)%	(1.35)%	(1.28)%
Portfolio turnover rate(f)	43%		62%	57%	52%	62%	79%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	19

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$53.25		$39.24	$25.01	$21.82	$21.00	$15.31
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.30)	(0.17)	(0.07)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(15.47)		15.05	14.40	3.26	0.90	5.74
Total from investment operations	(15.56)		14.75	14.23	3.19	0.82	5.69
Less Dividends and Distributions:
Distributions from net realized gains	(4.64)		(0.74)	-	-	-	-
Net asset value, end of period	$33.05		$53.25	$39.24	$25.01	$21.82	$21.00
Total Return(b):	(31.79)%		37.96%	56.90%	14.62%	3.90%	37.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,887,947		$4,792,805	$3,390,006	$1,466,571	$927,492	$334,783
Average net assets (000)	$3,923,233		$4,303,934	$2,338,060	$1,228,375	$693,749	$193,977
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.94	%(e)	0.92%	0.93%	0.94%	0.93%	0.94%
Expenses before waivers and/or expense reimbursement	0.94	%(e)	0.92%	0.93%	0.96%	0.97%	1.02%
Net investment income (loss)	(0.43	)%(e)	(0.64)%	(0.54)%	(0.31)%	(0.35)%	(0.28)%
Portfolio turnover rate(f)	43%		62%	57%	52%	62%	79%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R2 Shares
	Six Months Ended April 30, 2022		Year Ended October 31,		December 27, 2018(a) through October 31, 2019
			2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$52.86		$39.10	$25.02	$20.59
Income (loss) from investment operations:
Net investment income (loss)	(0.17)		(0.48)	(0.31)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(15.34)		14.98	14.39	4.55
Total from investment operations	(15.51)		14.50	14.08	4.43
Less Dividends and Distributions:
Distributions from net realized gains	(4.64)		(0.74)	-	-
Net asset value, end of period	$32.71		$52.86	$39.10	$25.02
Total Return(c):	(31.92)%		37.45%	56.27%	21.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,268		$21,615	$377	$12
Average net assets (000)	$18,071		$12,667	$221	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.34	%(e)	1.34%	1.33%	1.34	%(e)
Expenses before waivers and/or expense reimbursement	1.39	%(e)	1.39%	7.68%	216.05	%(e)
Net investment income (loss)	(0.82	)%(e)	(1.00)%	(0.92)%	(0.58	)%(e)
Portfolio turnover rate(f)	43%		62%	57%	52%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	21

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30, 2022		Year Ended October 31,		December 27, 2018(a) through October 31, 2019
			2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$53.27		$39.31	$25.08	$20.59
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.37)	(0.19)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(15.48)		15.07	14.42	4.59
Total from investment operations	(15.59)		14.70	14.23	4.49
Less Dividends and Distributions:
Distributions from net realized gains	(4.64)		(0.74)	-	-
Net asset value, end of period	$33.04		$53.27	$39.31	$25.08
Total Return(c):	(31.83)%		37.76%	56.74%	21.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$324		$332	$505	$362
Average net assets (000)	$325		$696	$433	$122
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.09	%(e)	1.06%	1.02%	0.97	%(e)
Expenses before waivers and/or expense reimbursement	3.69	%(e)	2.18%	4.28%	23.67	%(e)
Net investment income (loss)	(0.51	)%(e)	(0.78)%	(0.60)%	(0.46	)%(e)
Portfolio turnover rate(f)	43%		62%	57%	52%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class R6 Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$53.60		$39.46	$25.13	$21.90	$21.06	$15.33
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.26)	(0.15)	(0.06)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(15.59)		15.14	14.48	3.29	0.90	5.77
Total from investment operations	(15.66)		14.88	14.33	3.23	0.84	5.73
Less Dividends and Distributions:
Distributions from net realized gains	(4.64)		(0.74)	-	-	-	-
Net asset value, end of period	$33.30		$53.60	$39.46	$25.13	$21.90	$21.06
Total Return(b):	(31.74)%		38.08%	57.02%	14.75%	3.99%	37.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,274,290		$3,301,585	$1,803,620	$641,419	$253,010	$29,023
Average net assets (000)	$2,855,204		$2,690,566	$1,074,262	$448,178	$133,984	$14,700
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.83	%(e)	0.83%	0.84%	0.84%	0.84%	0.84%
Expenses before waivers and/or expense reimbursement	0.83	%(e)	0.83%	0.84%	0.87%	0.90%	0.92%
Net investment income (loss)	(0.31	)%(e)	(0.54)%	(0.46)%	(0.23)%	(0.26)%	(0.23)%
Portfolio turnover rate(f)	43%		62%	57%	52%	62%	79%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	23

Notes to Financial Statements (unaudited)

1.    Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Global Opportunities Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

24

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Global Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

26

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Jennison Global Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

28

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.825% up to $1 billion of the Fund’s average daily net assets;	0.803%
0.80% over $1 billion of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 28, 2023, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. The contractual waivers exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Fund Expense Limitation*	Class Expense Limitation
A	0.84%	1.08%
C	0.84	—
Z	0.84	—
R2	0.84	1.34***
R4	0.84	1.09***
R6	0.84	—

*Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

***Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Jennison Global Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2023 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rate and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.30%	0.25%	N/A%
C	1.00	1.00	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$777,513	$10,662
C	—	27,856

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

30

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$3,346,689,859	$3,898,851,244

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$46,760,862	$ 604,906,557	$ 651,667,419	$—	$ —	$ —	—	$21,958

PGIM Institutional Money Market Fund(1)(b)(wa)
16,154,794	809,157,059	783,349,928	—	(3,454)	41,958,471	41,992,065	12,293	(2)
$62,915,656	$1,414,063,616	$1,435,017,347	$—	$(3,454)	$41,958,471		$34,251

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Jennison Global Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$5,151,916,954	$1,365,692,270	$(367,681,587)	$998,010,683

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

32

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 3,450,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	150,000,000
C	100,000,000
Z	2,000,000,000
R2	100,000,000
R4	100,000,000
R6	1,000,000,000

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R2	543	0.1%
R4	543	5.5

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	77.2

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	1,430,426	$58,323,605
Shares issued in reinvestment of dividends and distributions	1,531,839	69,897,795
Shares purchased	(1,951,481)	(77,999,338)
Net increase (decrease) in shares outstanding before conversion	1,010,784	50,222,062
Shares issued upon conversion from other share class(es)	494,376	21,052,811
Shares purchased upon conversion into other share class(es)	(307,167)	(12,624,743)
Net increase (decrease) in shares outstanding	1,197,993	$58,650,130

Year ended October 31, 2021:
Shares sold	4,665,660	$213,839,272
Shares issued in reinvestment of dividends and distributions	222,928	9,777,601
Shares purchased	(2,530,691)	(115,823,612)
Net increase (decrease) in shares outstanding before conversion	2,357,897	107,793,261
Shares issued upon conversion from other share class(es)	828,473	39,228,444
Shares purchased upon conversion into other share class(es)	(735,700)	(34,462,946)
Net increase (decrease) in shares outstanding	2,450,670	$112,558,759

PGIM Jennison Global Opportunities Fund	33

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended April 30, 2022:
Shares sold	685,751	$25,815,142
Shares issued in reinvestment of dividends and distributions	1,111,201	46,503,742
Shares purchased	(1,056,510)	(38,128,629)
Net increase (decrease) in shares outstanding before conversion	740,442	34,190,255
Shares purchased upon conversion into other share class(es)	(534,851)	(21,106,728)
Net increase (decrease) in shares outstanding	205,591	$13,083,527

Year ended October 31, 2021:
Shares sold	2,081,043	$89,155,627
Shares issued in reinvestment of dividends and distributions	184,797	7,556,334
Shares purchased	(1,174,050)	(50,022,440)
Net increase (decrease) in shares outstanding before conversion	1,091,790	46,689,521
Shares purchased upon conversion into other share class(es)	(939,783)	(41,669,710)
Net increase (decrease) in shares outstanding	152,007	$5,019,811

Class Z
Six months ended April 30, 2022:
Shares sold	14,489,635	$606,842,056
Shares issued in reinvestment of dividends and distributions	8,798,903	410,908,760
Shares purchased	(26,175,750)	(1,044,758,490)
Net increase (decrease) in shares outstanding before conversion	(2,887,212)	(27,007,674)
Shares issued upon conversion from other share class(es)	452,214	19,361,762
Shares purchased upon conversion into other share class(es)	(185,387)	(7,861,567)
Net increase (decrease) in shares outstanding	(2,620,385)	$(15,507,479)

Year ended October 31, 2021:
Shares sold	30,640,507	$1,428,980,779
Shares issued in reinvestment of dividends and distributions	1,448,278	64,781,489
Shares purchased	(28,647,396)	(1,335,254,028)
Net increase (decrease) in shares outstanding before conversion	3,441,389	158,508,240
Shares issued upon conversion from other share class(es)	1,137,547	54,251,524
Shares purchased upon conversion into other share class(es)	(961,974)	(47,587,111)
Net increase (decrease) in shares outstanding	3,616,962	$165,172,653

34

Share Class	Shares	Amount

Class R2
Six months ended April 30, 2022:
Shares sold	21,280	$842,441
Shares issued in reinvestment of dividends and distributions	40,744	1,886,436
Shares purchased	(34,814)	(1,375,326)
Net increase (decrease) in shares outstanding	27,210	$1,353,551

Year ended October 31, 2021:
Shares sold	439,431	$19,563,751
Shares issued in reinvestment of dividends and distributions	167	7,434
Shares purchased	(40,294)	(1,961,619)
Net increase (decrease) in shares outstanding	399,304	$17,609,566

Class R4
Six months ended April 30, 2022:
Shares sold	3,221	$127,645
Shares issued in reinvestment of dividends and distributions	667	31,156
Shares purchased	(318)	(14,207)
Net increase (decrease) in shares outstanding	3,570	$144,594

Year ended October 31, 2021:
Shares sold	5,135	$253,565
Shares issued in reinvestment of dividends and distributions	214	9,579
Shares purchased	(11,968)	(626,649)
Net increase (decrease) in shares outstanding	(6,619)	$(363,505)

Class R6
Six months ended April 30, 2022:
Shares sold	10,215,368	$431,816,830
Shares issued in reinvestment of dividends and distributions	6,153,853	289,477,258
Shares purchased	(9,709,622)	(391,490,770)
Net increase (decrease) in shares outstanding before conversion	6,659,599	329,803,318
Shares issued upon conversion from other share class(es)	64,101	2,595,694
Shares purchased upon conversion into other share class(es)	(33,911)	(1,417,229)
Net increase (decrease) in shares outstanding	6,689,789	$330,981,783

Year ended October 31, 2021:
Shares sold	27,540,278	$1,296,799,817
Shares issued in reinvestment of dividends and distributions	789,179	35,497,290
Shares purchased	(13,025,359)	(620,512,925)
Net increase (decrease) in shares outstanding before conversion	15,304,098	711,784,182
Shares issued upon conversion from other share class(es)	618,209	31,764,888
Shares purchased upon conversion into other share class(es)	(32,207)	(1,525,089)
Net increase (decrease) in shares outstanding	15,890,100	$742,023,981

PGIM Jennison Global Opportunities Fund	35

Notes to Financial Statements (unaudited) (continued)

8.    Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 8 days that the Fund had loans outstanding during the period was approximately $26,036,750, borrowed at a weighted average interest rate of 1.31%. The maximum loan outstanding amount during the period was $55,160,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

36

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of

PGIM Jennison Global Opportunities Fund	37

Notes to Financial Statements (unaudited) (continued)

foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

38

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials,

PGIM Jennison Global Opportunities Fund	39

Notes to Financial Statements (unaudited) (continued)

supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.  Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

40

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Global Opportunities Fund	41

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R2	R4	R6

NASDAQ	PRJAX	PRJCX	PRJZX	PRJBX	PRJDX	PRJQX

CUSIP	743969719	743969693	743969685	743969438	743969420	743969594

MF214E2

PGIM JENNISON INTERNATIONAL

OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison International Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison International Opportunities Fund

June 15, 2022

PGIM Jennison International Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/22 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)

Class A	-33.64	-29.45	11.46	9.75 (06/05/2012)

Class C	-33.94	-26.70	11.81	9.53 (06/05/2012)

Class R	-33.81	-25.67	N/A	8.45 (11/20/2017)

Class Z	-33.59	-25.21	12.97	10.64 (06/05/2012)

Class R2	-33.75	-25.56	N/A	17.18 (12/27/2018)

Class R4	-33.67	-25.39	N/A	17.48 (12/27/2018)

Class R6	-33.58	-25.17	13.02	11.35 (12/23/2015)

MSCI All Country World ex-US Index
	-11.87	-10.31	4.94	—

Average Annual Total Returns as of 4/30/22 Since Inception (%)
	Class A, Class C, Class Z (06/05/2012)	Class R (11/20/2017)	Class R2, Class R4 (12/27/2018)	Class R6 (12/23/2015)
MSCI All Country World ex-US Index	6.37	2.74	7.81	6.22

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder services fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

MSCI All Country World ex-US Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to provide a broad measure of stock performance throughout the world, with the exception of US-based companies. The Index includes both developed and emerging markets.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison International Opportunities Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/22

Top Largest Holdings	Line of Business	Country	% of Net Assets

LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	4.6%

L’Oreal SA	Personal Products	France	4.5%

MercadoLibre, Inc.	Internet & Direct Marketing Retail	Brazil	4.5%

Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	4.3%

Dassault Systemes SE	Software	France	4.2%

Adyen NV, 144A	IT Services	Netherlands	4.1%

Ferrari NV	Automobiles	Italy	4.0%

ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	3.8%

Pernod Ricard SA	Beverages	France	3.8%

Hermes International	Textiles, Apparel & Luxury Goods	France	3.6%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison International Opportunities Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison International Opportunities Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 663.60	1.09%	$4.50
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

Class C	Actual	$1,000.00	$ 660.60	1.90%	$7.82
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class R	Actual	$1,000.00	$ 661.90	1.48%	$6.10
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40

Class Z	Actual	$1,000.00	$ 664.10	0.90%	$3.71
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

Class R2	Actual	$1,000.00	$ 662.50	1.34%	$5.52
	Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71

Class R4	Actual	$1,000.00	$ 663.30	1.09%	$4.50
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

Class R6	Actual	$1,000.00	$ 664.20	0.83%	$3.42
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 95.3%

COMMON STOCKS 91.8%

Brazil 6.2%

MercadoLibre, Inc.*	215,387	$209,707,245
NU Holdings Ltd. (Class A Stock)*(a)	13,199,158	79,326,939

		289,034,184

China 1.7%

Contemporary Amperex Technology Co. Ltd. (Class A Stock)	1,290,913	78,037,236

Denmark 4.3%

Novo Nordisk A/S (Class B Stock)	1,730,311	198,417,116

France 22.8%

Dassault Systemes SE	4,385,068	193,732,720
Hermes International	138,375	170,150,262
L’Oreal SA	584,528	211,494,878
LVMH Moet Hennessy Louis Vuitton SE	333,048	214,280,750
Pernod Ricard SA	856,692	176,966,950
Remy Cointreau SA	496,391	98,067,454

		1,064,693,014

Germany 1.9%

Symrise AG	762,642	90,632,120

Hong Kong 2.6%

Techtronic Industries Co. Ltd.	9,108,786	121,307,775

Ireland 2.1%

ICON PLC*	424,464	96,018,001

Italy 7.2%

Amplifon SpA	1,793,490	71,490,986
Brunello Cucinelli SpA*	1,459,288	74,679,932
Ferrari NV	891,304	187,642,139

		333,813,057

Japan 4.0%

GMO Payment Gateway, Inc.	224,154	18,862,422
Keyence Corp.	302,762	122,314,323
Menicon Co. Ltd.	2,234,476	47,478,308

		188,655,053

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Luxembourg 1.8%

Eurofins Scientific SE	913,164	$84,622,637

Netherlands 10.6%

Adyen NV, 144A*	116,256	193,114,068
Argenx SE, ADR*	421,623	121,140,721
ASML Holding NV	313,821	177,641,326

		491,896,115

Switzerland 13.4%

Alcon, Inc.	1,805,051	128,527,531
Cie Financiere Richemont SA (Class A Stock)	1,067,216	123,750,377
Givaudan SA	26,271	104,506,494
Lonza Group AG	235,365	138,836,389
Sonova Holding AG	209,302	75,152,515
Straumann Holding AG	456,385	53,898,210

		624,671,516

Taiwan 3.1%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,550,987	144,133,222

United Kingdom 2.7%

Ashtead Group PLC	2,400,421	124,536,677

United States 6.5%

Atlassian Corp. PLC (Class A Stock)*	124,539	28,000,103
Globant SA*	602,523	130,138,943
Lululemon Athletica, Inc.*	408,390	144,827,346

		302,966,392

Uruguay 0.9%

Dlocal Ltd.*(a)	1,911,194	43,326,768

TOTAL COMMON STOCKS (cost $4,504,811,485)		4,276,760,883

See Notes to Financial Statements.

10

Description	Shares	Value

PREFERRED STOCK 3.5%

Germany
Sartorius AG (PRFC) (cost $155,998,536)	437,584	$164,444,658

TOTAL LONG-TERM INVESTMENTS (cost $4,660,810,021)		4,441,205,541

SHORT-TERM INVESTMENTS 5.7%

AFFILIATED MUTUAL FUND 1.8%
PGIM Institutional Money Market Fund (cost $85,036,115; includes $ 84,992,328 of cash collateral for securities on loan)(b)(wa)	85,126,172	85,058,071

UNAFFILIATED FUND 3.9%
Dreyfus Government Cash Management (Institutional Shares) (cost $182,458,527)	182,458,527	182,458,527

TOTAL SHORT-TERM INVESTMENTS (cost $267,494,642)		267,516,598

TOTAL INVESTMENTS 101.0% (cost $4,928,304,663)		4,708,722,139
Liabilities in excess of other assets (1.0)%		(46,649,319)

NET ASSETS 100.0%		$4,662,072,820

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

PRFC—Preference Shares

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $81,148,318; cash collateral of $84,992,328 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$289,034,184	$—	$—
China	—	78,037,236	—
Denmark	—	198,417,116	—
France	—	1,064,693,014	—
Germany	—	90,632,120	—
Hong Kong	—	121,307,775	—
Ireland	96,018,001	—	—
Italy	—	333,813,057	—
Japan	—	188,655,053	—
Luxembourg	—	84,622,637	—
Netherlands	121,140,721	370,755,394	—
Switzerland	—	624,671,516	—
Taiwan	144,133,222	—	—
United Kingdom	—	124,536,677	—
United States	302,966,392	—	—
Uruguay	43,326,768	—	—
Preferred Stock
Germany	—	164,444,658	—
Short-Term Investments
Affiliated Mutual Fund	85,058,071	—	—
Unaffiliated Fund	182,458,527	—	—

Total	$1,264,135,886	$3,444,586,253	$—

See Notes to Financial Statements.

12

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2022 were as follows:

Textiles, Apparel & Luxury Goods	15.5%
Health Care Equipment & Supplies	10.1
IT Services	8.3
Semiconductors & Semiconductor Equipment	6.9
Life Sciences Tools & Services	6.9
Beverages	5.9
Software	4.8
Personal Products	4.5
Internet & Direct Marketing Retail	4.5
Pharmaceuticals	4.3
Chemicals	4.1
Automobiles	4.0
Unaffiliated Fund	3.9
Trading Companies & Distributors	2.7

Electronic Equipment, Instruments & Components	2.6%
Machinery	2.6
Biotechnology	2.6
Affiliated Mutual Fund (1.8% represents investments purchased with collateral from securities on loan)	1.8
Banks	1.7
Electrical Equipment	1.7
Health Care Providers & Services	1.6

101.0
Liabilities in excess of other assets	(1.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$81,148,318	$(81,148,318)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Assets
Investments at value, including securities on loan of $81,148,318:
Unaffiliated investments (cost $4,843,268,548)	$4,623,664,068
Affiliated investments (cost $85,036,115)	85,058,071
Foreign currency, at value (cost $3,411,735)	3,419,358
Receivable for investments sold	48,105,926
Receivable for Fund shares sold	22,779,780
Tax reclaim receivable	3,083,573
Dividends receivable	2,106,896
Prepaid expenses and other assets	10,033

Total Assets	4,788,227,705

Liabilities
Payable to broker for collateral for securities on loan	84,992,328
Payable for Fund shares purchased	25,786,380
Payable for investments purchased	11,572,699
Management fee payable	3,173,068
Accrued expenses and other liabilities	444,607
Distribution fee payable	173,796
Affiliated transfer agent fee payable	12,007

Total Liabilities	126,154,885

Net Assets	$4,662,072,820

Net assets were comprised of:
Common stock, at par	$1,798
Paid-in capital in excess of par	5,224,911,425
Total distributable earnings (loss)	(562,840,403)

Net assets, April 30, 2022	$4,662,072,820

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($138,136,692 ÷ 5,411,083 shares of common stock issued and outstanding)	$25.53
Maximum sales charge (5.50% of offering price)	1.49

Maximum offering price to public	$27.02

Class C
Net asset value, offering price and redemption price per share, ($28,736,771 ÷ 1,215,437 shares of common stock issued and outstanding)	$23.64

Class R
Net asset value, offering price and redemption price per share, ($254,170,679 ÷ 10,067,376 shares of common stock issued and outstanding)	$25.25

Class Z
Net asset value, offering price and redemption price per share, ($2,635,888,776 ÷ 101,426,132 shares of common stock issued and outstanding)	$25.99

Class R2
Net asset value, offering price and redemption price per share, ($10,946,080 ÷ 427,054 shares of common stock issued and outstanding)	$25.63

Class R4
Net asset value, offering price and redemption price per share, ($10,179,033 ÷ 393,689 shares of common stock issued and outstanding)	$25.86

Class R6
Net asset value, offering price and redemption price per share, ($1,584,014,789 ÷ 60,824,901 shares of common stock issued and outstanding)	$26.04

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $2,999,162 foreign withholding tax)	$16,672,605
Income from securities lending, net (including affiliated income of $48,432)	1,072,044
Affiliated dividend income	29,833

Total income	17,774,482

Expenses
Management fee	23,094,675
Distribution fee(a)	1,582,124
Shareholder servicing fees (including affiliated expense of $6,038)(a)	12,590
Transfer agent’s fees and expenses (including affiliated expense of $203,588)(a)	2,065,473
Custodian and accounting fees	306,127
Registration fees(a)	173,373
SEC registration fees	154,068
Shareholders’ reports	94,830
Directors’ fees	34,835
Legal fees and expenses	21,609
Audit fee	13,389
Miscellaneous	38,566

Total expenses	27,591,659
Less: Fee waiver and/or expense reimbursement(a)	(704,882)
Distribution fee waiver(a)	(417,591)

Net expenses	26,469,186

Net investment income (loss)	(8,694,704)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(77,105))	(293,232,289)
Foreign currency transactions	(681,922)

(293,914,211)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $21,722)	(2,054,604,960)
Foreign currencies	(217,739)

(2,054,822,699)

Net gain (loss) on investment and foreign currency transactions	(2,348,736,910)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,357,431,614)

See Notes to Financial Statements.

16

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	266,009	181,041	1,119,769	—	15,305	—	—
Shareholder servicing fees	—	—	—	—	6,122	6,468	—
Transfer agent’s fees and expenses	113,327	16,576	224,233	1,682,056	9,412	12,204	7,665
Registration fees	15,372	7,934	3,900	73,888	3,659	3,658	64,962
Fee waiver and/or expense reimbursement	(117,325)	(11,440)	(83)	(567,428)	(3,137)	(5,333)	(136)
Distribution fee waiver	(44,335)	—	(373,256)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(8,694,704)	$(24,566,284)
Net realized gain (loss) on investment and foreign currency transactions	(293,914,211)	18,155,566
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,054,822,699)	1,213,359,467

Net increase (decrease) in net assets resulting from operations	(2,357,431,614)	1,206,948,749

Dividends and Distributions
Distributions from distributable earnings
Class A	(183,451)	—
Class C	(38,591)	—
Class R	(300,115)	—
Class Z	(3,181,466)	—
Class R2	(11,964)	—
Class R4	(13,002)	—
Class R6	(1,876,760)	—

	(5,605,349)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,320,962,703	3,741,129,832
Net asset value of shares issued in reinvestment of dividends and distributions	5,596,238	—
Cost of shares purchased	(1,556,165,406)	(1,121,686,711)

Net increase (decrease) in net assets from Fund share transactions	770,393,535	2,619,443,121

Total increase (decrease)	(1,592,643,428)	3,826,391,870

Net Assets:
Beginning of period	6,254,716,248	2,428,324,378

End of period	$4,662,072,820	$6,254,716,248

See Notes to Financial Statements.

18

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$38.51		$28.14	$19.51	$15.82	$17.10	$12.36
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.25)	(0.12)	0.01	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(12.87)		10.62	8.75	3.68	(1.22)	4.75
Total from investment operations	(12.95)		10.37	8.63	3.69	(1.28)	4.74
Distributions from net realized gains	(0.03)		-	-	-	-	-
Net asset value, end of period	$25.53		$38.51	$28.14	$19.51	$15.82	$17.10
Total Return(b):	(33.64)%		36.90%	44.11%	23.39%	(7.49)%	38.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$138,137		$208,515	$76,093	$26,778	$14,496	$5,303
Average net assets (000)	$178,809		$142,641	$46,059	$20,599	$10,393	$3,121
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.09	%(e)	1.09%	1.09%	1.09%	1.13%	1.15%
Expenses before waivers and/or expense reimbursement	1.27	%(e)	1.27%	1.34%	1.46%	1.55%	1.63%
Net investment income (loss)	(0.48	)%(e)	(0.71)%	(0.52)%	0.04%	(0.32)%	(0.07)%
Portfolio turnover rate(f)	31%		41%	43%	53%	59%	69%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	19

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.82		$26.38	$18.44	$15.08	$16.43	$11.96
Income (loss) from investment operations:
Net investment income (loss)	(0.19)		(0.50)	(0.29)	(0.13)	(0.18)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(11.96)		9.94	8.23	3.49	(1.17)	4.58
Total from investment operations	(12.15)		9.44	7.94	3.36	(1.35)	4.47
Distributions from net realized gains	(0.03)		-	-	-	-	-
Net asset value, end of period	$23.64		$35.82	$26.38	$18.44	$15.08	$16.43
Total Return(b):	(33.94)%		35.84%	43.00%	22.28%	(8.22)%	37.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,737		$40,128	$16,411	$5,302	$3,800	$1,759
Average net assets (000)	$36,508		$28,884	$9,894	$4,683	$3,449	$1,080
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.90	%(e)	1.90%	1.90%	1.91%	1.92%	1.89%
Expenses before waivers and/or expense reimbursement	1.96	%(e)	1.97%	2.15%	2.33%	2.54%	2.32%
Net investment income (loss)	(1.28	)%(e)	(1.52)%	(1.32)%	(0.80)%	(1.05)%	(0.80)%
Portfolio turnover rate(f)	31%		41%	43%	53%	59%	69%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R Shares
	Six Months Ended April 30, 2022		Year Ended October 31,			November 20, 2017(a) through October 31, 2018
			2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$38.17		$27.98	$19.48	$15.86	$17.62
Income (loss) from investment operations:
Net investment income (loss)	(0.14)		(0.37)	(0.20)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(12.75)		10.56	8.70	3.68	(1.67)
Total from investment operations	(12.89)		10.19	8.50	3.62	(1.76)
Distributions from net realized gains	(0.03)		-	-	-	-
Net asset value, end of period	$25.25		$38.17	$27.98	$19.48	$15.86
Total Return(c):	(33.81)%		36.42%	43.56%	22.89%	(9.99)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$254,171		$358,284	$291,162	$280,311	$266,294
Average net assets (000)	$301,080		$340,986	$281,238	$278,086	$299,955
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.48	%(e)	1.47%	1.47%	1.47%	1.46	%(e)
Expenses before waivers and/or expense reimbursement	1.73	%(e)	1.72%	1.77%	1.81%	1.80	%(e)
Net investment income (loss)	(0.85	)%(e)	(1.08)%	(0.87)%	(0.36)%	(0.53	)%(e)
Portfolio turnover rate(f)	31%		41%	43%	53%	59%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	21

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$39.17		$28.56	$19.77	$16.01	$17.29	$12.50
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.18)	(0.10)	0.03	(0.01)	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(13.10)		10.79	8.89	3.74	(1.24)	4.79
Total from investment operations	(13.15)		10.61	8.79	3.77	(1.25)	4.82
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.01)	(0.03)	(0.03)
Distributions from net realized gains	(0.03)		-	-	-	-	-
Total dividends and distributions	(0.03)		-	-	(0.01)	(0.03)	(0.03)
Net asset value, end of period	$25.99		$ 39.17	$28.56	$19.77	$16.01	$17.29
Total Return(b):	(33.59)%		37.15%	44.46%	23.56%	(7.24)%	38.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,635,889		$3,481,110	$1,364,899	$208,629	$104,113	$28,612
Average net assets (000)	$3,303,968		$2,452,905	$639,223	$139,982	$75,711	$21,756
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.90	%(e)	0.90%	0.90%	0.90%	0.89%	0.89%
Expenses before waivers and/or expense reimbursement	0.93	%(e)	0.94%	0.99%	1.04%	1.04%	1.34%
Net investment income (loss)	(0.28	)%(e)	(0.51)%	(0.38)%	0.15%	(0.08)%	0.23%
Portfolio turnover rate(f)	31%		41%	43%	53%	59%	69%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,		December 27, 2018(a) through October 31, 2019
	2022		2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$38.72		$28.35	$19.70	$15.10
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.33)	(0.29)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(12.95)		10.70	8.94	4.72
Total from investment operations	(13.06)		10.37	8.65	4.60
Distributions from net realized gains	(0.03)		-	-	-
Net asset value, end of period	$25.63		$38.72	$28.35	$19.70
Total Return(c):	(33.75)%		36.58%	43.91%	30.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,946		$13,101	$4,664	$233
Average net assets (000)	$12,346		$8,789	$1,557	$44
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.34	%(e)	1.33%	1.32%	1.26	%(e)
Expenses before waivers and/or expense reimbursement	1.39	%(e)	1.41%	2.23%	64.97	%(e)
Net investment income (loss)	(0.69	)%(e)	(0.92)%	(1.06)%	(0.76	)%(e)
Portfolio turnover rate(f)	31%		41%	43%	53%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	23

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,		December 27, 2018(a) through October 31, 2019
	2022		2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$39.01		$28.49	$19.75	$15.10
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.25)	(0.11)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(13.04)		10.77	8.85	4.67
Total from investment operations	(13.12)		10.52	8.74	4.65
Distributions from net realized gains	(0.03)		-	-	-
Net asset value, end of period	$25.86		$39.01	$28.49	$19.75
Total Return(c):	(33.67)%		36.97%	44.20%	30.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,179		$16,892	$1,359	$846
Average net assets (000)	$13,042		$11,907	$1,023	$293
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.09	%(e)	1.08%	1.04%	0.95	%(e)
Expenses before waivers and/or expense reimbursement	1.17	%(e)	1.14%	2.47%	10.65	%(e)
Net investment income (loss)	(0.48	)%(e)	(0.69)%	(0.46)%	(0.11	)%(e)
Portfolio turnover rate(f)	31%		41%	43%	53%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$39.24		$28.59	$19.78	$16.02	$17.29	$12.50
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.16)	(0.08)	0.04	(0.01)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(13.14)		10.81	8.89	3.74	(1.22)	4.79
Total from investment operations	(13.17)		10.65	8.81	3.78	(1.23)	4.83
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.02)	(0.04)	(0.04)
Distributions from net realized gains	(0.03)		-	-	-	-	-
Total dividends and distributions	(0.03)		-	-	(0.02)	(0.04)	(0.04)
Net asset value, end of period	$26.04		$39.24	$28.59	$19.78	$16.02	$17.29
Total Return(b):	(33.58)%		37.25%	44.54%	23.72%	(7.15)%	38.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,584,015		$2,136,686	$673,736	$101,975	$35,141	$26,252
Average net assets (000)	$1,944,513		$1,445,464	$295,968	$54,900	$26,736	$24,927
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.83	%(e)	0.84%	0.84%	0.84%	0.84%	0.84%
Expenses before waivers and/or expense reimbursement	0.83	%(e)	0.84%	0.91%	0.98%	1.00%	1.30%
Net investment income (loss)	(0.21	)%(e)	(0.46)%	(0.32)%	0.20%	(0.05)%	0.28%
Portfolio turnover rate(f)	31%		41%	43%	53%	59%	69%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	25

Notes to Financial Statements (unaudited)

1.     Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison International Opportunities Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.     Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

26

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison International Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

28

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Jennison International Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

30

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.825% on average daily net assets up to and including $1 billion;	0.804%

0.80% on average daily net assets exceeding $1 billion.

The Manager has contractually agreed, through February 28, 2023, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. The contractual waivers exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Fund Expense Limitation*	Class Expense Limitation

A	0.84%	1.09%

C	0.84	1.90	**

R	0.84	1.48	**

Z	0.84	0.90	**

R2	0.84	1.34	***

R4	0.84	1.09	***

R6	0.84	0.84	**

*Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

**Expense waiver/reimbursement limited to 0.06% on an annualized basis.

***Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and

PGIM Jennison International Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2023 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rate and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

A	0.30%	0.25%	N/A	%

C	1.00	1.00	N/A

R	0.75	0.50	N/A

Z	N/A	N/A	N/A

R2	0.25	0.25	0.10

R4	N/A	N/A	0.10

R6	N/A	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$330,934	$1,265
C	—	9,580

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

32

4.     Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales

$2,366,623,053	$1,734,403,810

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$101,909,396	$ 474,801,449	$ 576,710,845	$ —	$ —	$ —	—	$29,833

PGIM Jennison International Opportunities Fund	33

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wa)
$ 45,167,540	$ 847,122,312	$ 807,176,398	$21,722	$(77,105)	$85,058,071	85,126,172	$48,432(2)
$147,076,936	$1,321,923,761	$1,383,887,243	$21,722	$(77,105)	$85,058,071		$78,265

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$4,947,160,141	$250,147,576	$(488,585,578)	$(238,438,002)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat late year ordinary income losses of approximately $21,429,000 as having been incurred in the following fiscal year (October 31, 2022).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.     Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement

34

and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 3,550,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	150,000,000

C	100,000,000

R	100,000,000

Z	2,000,000,000

R2	100,000,000

R4	100,000,000

R6	1,000,000,000

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R	10,067,376	100.0%

R2	663	0.2

R4	11,785	3.0

R6	521	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	5.5%

Unaffiliated	5	71.6

PGIM Jennison International Opportunities Fund	35

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2022:

Shares sold	1,262,721	$41,243,815

Shares issued in reinvestment of dividends and distributions	5,200	182,714

Shares purchased	(1,273,869)	(39,383,145)

Net increase (decrease) in shares outstanding before conversion	(5,948)	2,043,384

Shares issued upon conversion from other share class(es)	196,430	6,420,400

Shares purchased upon conversion into other share class(es)	(193,305)	(6,430,299)

Net increase (decrease) in shares outstanding	(2,823)	$2,033,485

Year ended October 31, 2021:

Shares sold	3,295,095	$113,856,416

Shares purchased	(645,468)	(22,275,031)

Net increase (decrease) in shares outstanding before conversion	2,649,627	91,581,385

Shares issued upon conversion from other share class(es)	231,486	8,009,475

Shares purchased upon conversion into other share class(es)	(171,779)	(6,016,914)

Net increase (decrease) in shares outstanding	2,709,334	$93,573,946

Class C

Six months ended April 30, 2022:

Shares sold	328,853	$10,175,372

Shares issued in reinvestment of dividends and distributions	1,181	38,543

Shares purchased	(205,174)	(5,686,422)

Net increase (decrease) in shares outstanding before conversion	124,860	4,527,493

Shares purchased upon conversion into other share class(es)	(29,780)	(897,061)

Net increase (decrease) in shares outstanding	95,080	$3,630,432

Year ended October 31, 2021:

Shares sold	671,538	$21,597,459

Shares purchased	(72,681)	(2,330,925)

Net increase (decrease) in shares outstanding before conversion	598,857	19,266,534

Shares purchased upon conversion into other share class(es)	(100,679)	(3,132,283)

Net increase (decrease) in shares outstanding	498,178	$16,134,251

36

Share Class	Shares	Amount

Class R

Six months ended April 30, 2022:

Shares sold	1,393,325	$42,316,892

Shares issued in reinvestment of dividends and distributions	8,622	300,115

Shares purchased	(722,254)	(22,302,783)

Net increase (decrease) in shares outstanding	679,693	$20,314,224

Year ended October 31, 2021:

Shares sold	757,793	$24,410,460

Shares purchased	(1,774,362)	(60,549,305)

Net increase (decrease) in shares outstanding	(1,016,569)	$(36,138,845)

Class Z
Six months ended April 30, 2022:

Shares sold	50,984,451	$1,685,721,309

Shares issued in reinvestment of dividends and distributions	88,911	3,178,566

Shares purchased	(38,376,557)	(1,175,176,626)

Net increase (decrease) in shares outstanding before conversion	12,696,805	513,723,249

Shares issued upon conversion from other share class(es)	158,113	5,205,788

Shares purchased upon conversion into other share class(es)	(298,392)	(9,825,295)

Net increase (decrease) in shares outstanding	12,556,526	$509,103,742

Year ended October 31, 2021:

Shares sold	65,487,151	$2,317,934,026

Shares purchased	(20,037,303)	(704,435,367)

Net increase (decrease) in shares outstanding before conversion	45,449,848	1,613,498,659

Shares issued upon conversion from other share class(es)	246,910	8,620,461

Shares purchased upon conversion into other share class(es)	(4,617,431)	(161,788,669)

Net increase (decrease) in shares outstanding	41,079,327	$1,460,330,451

Class R2
Six months ended April 30, 2022:

Shares sold	117,120	$3,848,165

Shares issued in reinvestment of dividends and distributions	339	11,964

Shares purchased	(28,770)	(945,242)

Net increase (decrease) in shares outstanding	88,689	$2,914,887

Year ended October 31, 2021:

Shares sold	249,628	$8,603,079

Shares purchased	(73,779)	(2,605,355)

Net increase (decrease) in shares outstanding before conversion	175,849	5,997,724

Shares purchased upon conversion into other share class(es)	(2,016)	(73,177)

Net increase (decrease) in shares outstanding	173,833	$5,924,547

PGIM Jennison International Opportunities Fund	37

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R4

Six months ended April 30, 2022:

Shares sold	123,940	$3,840,104

Shares issued in reinvestment of dividends and distributions	365	13,002

Shares purchased	(163,669)	(5,250,906)

Net increase (decrease) in shares outstanding	(39,364)	$(1,397,800)

Year ended October 31, 2021:

Shares sold	720,254	$24,255,406

Shares purchased	(334,901)	(11,278,535)

Net increase (decrease) in shares outstanding	385,353	$12,976,871

Class R6

Six months ended April 30, 2022:

Shares sold	16,103,286	$533,817,046

Shares issued in reinvestment of dividends and distributions	52,243	1,871,334

Shares purchased	(9,947,171)	(307,420,282)

Net increase (decrease) in shares outstanding before conversion	6,208,358	228,268,098

Shares issued upon conversion from other share class(es)	185,152	6,289,132

Shares purchased upon conversion into other share class(es)	(21,076)	(762,665)

Net increase (decrease) in shares outstanding	6,372,434	$233,794,565

Year ended October 31, 2021:

Shares sold	35,440,308	$1,230,472,986

Shares purchased	(8,950,166)	(318,212,193)

Net increase (decrease) in shares outstanding before conversion	26,490,142	912,260,793

Shares issued upon conversion from other share class(es)	4,411,797	154,824,965

Shares purchased upon conversion into other share class(es)	(12,007)	(443,858)

Net increase (decrease) in shares outstanding	30,889,932	$1,066,641,900

8.     Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/1/2021 – 9/29/2022

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

38

SCA
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2022.

9.     Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than

PGIM Jennison International Opportunities Fund	39

Notes to Financial Statements (unaudited) (continued)

those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

40

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in certain companies identified by the U.S. government as “Chinese Military Industrial Complex Companies.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be

PGIM Jennison International Opportunities Fund	41

Notes to Financial Statements (unaudited) (continued)

significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

42

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.     Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison International Opportunities Fund	43

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

44

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison International Opportunities Fund PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PWJAX	PWJCX	PWJRX	PWJZX	PWJBX	PWJDX	PWJQX

CUSIP	743969677	743969669	743969487	743969651	743969412	743969396	743969586

MF215E2

PGIM JENNISON GLOBAL INFRASTRUCTURE FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Global Infrastructure Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Infrastructure Fund

June 15, 2022

PGIM Jennison Global Infrastructure Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22	Average Annual Total Returns as of 4/30/22

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	-0.69	2.33	6.49	6.87 (09/25/2013)
Class C	-1.01	6.52	6.89	6.77 (09/25/2013)
Class Z	-0.54	8.61	8.03	7.87 (09/25/2013)
Class R6	-0.48	8.69	8.03	9.29 (12/28/2016)
S&P Global Infrastructure Index
	4.55	8.23	5.70	—
S&P 500 Index
	-9.64	0.21	13.65	—

Average Annual Total Returns as of 4/30/22 Since Inception (%)

	Class A, Class C, Class Z (09/25/2013)	Class R6 (12/28/2016)
S&P Global Infrastructure Index	6.04	7.15
S&P 500 Index	13.19	14.22

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

S&P Global Infrastructure Index—The S&P Global Infrastructure Index is an unmanaged index that consists of 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the Index has balanced weights across three distinct infrastructure clusters: Utilities, Transportation, and Energy.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Global Infrastructure Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Cheniere Energy, Inc.	Oil, Gas & Consumable Fuels	United States	5.7%

NextEra Energy, Inc.	Electric Utilities	United States	4.9%

CenterPoint Energy, Inc.	Multi-Utilities	United States	4.7%

Targa Resources Corp.	Oil, Gas & Consumable Fuels	United States	4.7%

SBA Communications Corp., REIT	Equity Real Estate Investment Trusts (REITs)	United States	4.5%

Ferrovial SA	Construction & Engineering	Spain	3.3%

Dominion Energy, Inc.	Multi-Utilities	United States	3.2%

National Grid plc	Multi-Utilities	United Kingdom	3.0%

Union Pacific Corp.	Road & Rail	United States	2.9%

Public Service Enterprise Group, Inc.	Multi-Utilities	United States	2.8%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Global Infrastructure Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Infrastructure Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$ 1,000.00	$ 993.10	1.50%	$ 7.41
	Hypothetical	$ 1,000.00	$ 1,017.36	1.50%	$ 7.50

Class C	Actual	$ 1,000.00	$ 989.90	2.25%	$ 11.10
	Hypothetical	$ 1,000.00	$ 1,013.64	2.25%	$ 11.23

Class Z	Actual	$ 1,000.00	$ 994.60	1.17%	$ 5.79
	Hypothetical	$ 1,000.00	$ 1,018.99	1.17%	$ 5.86

Class R6	Actual	$ 1,000.00	$ 995.20	1.17%	$ 5.79
	Hypothetical	$ 1,000.00	$ 1,018.99	1.17%	$ 5.86

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 96.8%

COMMON STOCKS 94.5%

Australia 1.0%
Transurban Group	69,181	$692,348

Canada 5.5%
Canadian National Railway Co.	10,485	1,233,246
Canadian Pacific Railway Ltd.	12,646	925,034
Enbridge, Inc.	37,845	1,651,493

		3,809,773

China 1.3%
China Longyuan Power Group Corp. Ltd. (Class H Stock)	468,779	905,045

France 6.4%
Eiffage SA	19,021	1,879,991
Veolia Environnement SA	32,445	952,286
Vinci SA	16,046	1,550,478

		4,382,755

Germany 1.9%
RWE AG	30,833	1,278,823

India 1.2%
Power Grid Corp. of India Ltd.	279,035	828,167

Italy 5.9%
Atlantia SpA*	67,932	1,610,648
Enav SpA, 144A*	142,939	660,184
Terna - Rete Elettrica Nazionale	220,318	1,793,134

		4,063,966

Mexico 3.3%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	100,241	1,544,300
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	34,825	759,421

		2,303,721

New Zealand 1.4%
Auckland International Airport Ltd.*	189,481	951,123

Spain 9.3%
Aena SME SA, 144A*	11,958	1,701,509

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Spain (cont’d.)
Cellnex Telecom SA, 144A	36,500	$1,698,564
Ferrovial SA	88,190	2,264,488
Sacyr SA	268,112	723,711

		6,388,272

United Kingdom 3.0%
National Grid PLC	139,299	2,078,907

United States 54.3%
American Tower Corp., REIT	3,517	847,667
CenterPoint Energy, Inc.	106,332	3,254,823
Cheniere Energy, Inc.	28,672	3,893,944
CMS Energy Corp.	16,190	1,112,091
Constellation Energy Corp.	17,768	1,052,043
Dominion Energy, Inc.	27,245	2,224,282
Exelon Corp.	33,868	1,584,345
FirstEnergy Corp.	39,636	1,716,635
NextEra Energy Partners LP	11,583	772,123
NextEra Energy, Inc.	47,612	3,381,404
NiSource, Inc.	46,231	1,346,247
Norfolk Southern Corp.	6,638	1,711,808
Public Service Enterprise Group, Inc.	28,105	1,957,794
SBA Communications Corp., REIT	9,005	3,125,726
Targa Resources Corp.	43,809	3,216,019
Union Pacific Corp.	8,469	1,984,202
Waste Connections, Inc.	8,290	1,143,771
Williams Cos., Inc. (The)	45,532	1,561,292
Xcel Energy, Inc.	20,904	1,531,427

		37,417,643

TOTAL COMMON STOCKS (cost $54,549,856)		65,100,543

PREFERRED STOCKS 2.3%

Canada 1.4%
GFL Environmental, Inc., CVT, 6.000%, Maturing 03/15/23	13,369	915,108

See Notes to Financial Statements.

10

Description	Shares	Value

PREFERRED STOCKS (Continued)

United States 0.9%
NextEra Energy, Inc., CVT, 6.219%, Maturing 09/01/23	13,402	$634,049

TOTAL PREFERRED STOCKS (cost $1,325,329)		1,549,157

TOTAL LONG-TERM INVESTMENTS (cost $55,875,185)		66,649,700

SHORT-TERM INVESTMENT 5.0%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $3,482,182)	3,482,182	3,482,182

TOTAL INVESTMENTS 101.8% (cost $59,357,367)		70,131,882
Liabilities in excess of other assets (1.8)%		(1,269,832)

NET ASSETS 100.0%		$68,862,050

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CVT—Convertible Security

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

REITs—Real Estate Investment Trust

*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$692,348	$—
Canada	3,809,773	—	—
China	—	905,045	—
France	—	4,382,755	—
Germany	—	1,278,823	—
India	—	828,167	—
Italy	—	4,063,966	—
Mexico	2,303,721	—	—
New Zealand	—	951,123	—
Spain	—	6,388,272	—
United Kingdom	—	2,078,907	—
United States	37,417,643	—	—
Preferred Stocks
Canada	915,108	—	—
United States	634,049	—	—
Short-Term Investment
Unaffiliated Fund	3,482,182	—	—

Total	$48,562,476	$21,569,406	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2022 were as follows:

Multi-Utilities	18.7%
Electric Utilities	18.1
Oil, Gas & Consumable Fuels	15.1
Transportation Infrastructure	11.5
Construction & Engineering	9.3
Road & Rail	8.5
Equity Real Estate Investment Trusts (REITs)	5.7
Unaffiliated Fund	5.0
Independent Power & Renewable Electricity Producers	4.3

Commercial Services & Supplies	3.1%
Diversified Telecommunication Services	2.5

101.8
Liabilities in excess of other assets	(1.8)

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Assets
Unaffiliated investments (cost $59,357,367)	$70,131,882
Receivable for Fund shares sold	118,247
Dividends receivable	50,587
Tax reclaim receivable	39,285
Prepaid expenses and other assets	476

Total Assets	70,340,477

Liabilities
Payable for investments purchased	1,312,338
Payable for Fund shares purchased	66,185
Accrued expenses and other liabilities	45,749
Management fee payable	45,156
Distribution fee payable	5,608
Affiliated transfer agent fee payable	2,564
Directors’ fees payable	809
Payable to custodian	18

Total Liabilities	1,478,427

Net Assets	$68,862,050

Net assets were comprised of:
Common stock, at par	$43
Paid-in capital in excess of par	57,628,529
Total distributable earnings (loss)	11,233,478

Net assets, April 30, 2022	$68,862,050

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Class A
Net asset value and redemption price per share, ($8,276,299 ÷ 521,591 shares of common stock issued and outstanding)	$15.87
Maximum sales charge (5.50% of offering price)	0.92

Maximum offering price to public	$16.79

Class C
Net asset value, offering price and redemption price per share, ($4,622,712 ÷ 296,414 shares of common stock issued and outstanding)	$15.60

Class Z
Net asset value, offering price and redemption price per share, ($28,256,769 ÷ 1,778,383 shares of common stock issued and outstanding)	$15.89

Class R6
Net asset value, offering price and redemption price per share, ($27,706,270 ÷ 1,744,461 shares of common stock issued and outstanding)	$15.88

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $29,131 foreign withholding tax)	$629,700
Affiliated dividend income	408
Income from securities lending, net (including affiliated income of $10)	143

Total income	630,251

Expenses
Management fee	289,540
Distribution fee(a)	34,002
Custodian and accounting fees	30,371
Transfer agent’s fees and expenses (including affiliated expense of $5,858)(a)	27,232
Registration fees(a)	24,000
Audit fee	13,885
Legal fees and expenses	9,793
Shareholders’ reports	6,227
Directors’ fees	4,876
SEC registration fees	331
Miscellaneous	13,105

Total expenses	453,362
Less: Fee waiver and/or expense reimbursement(a)	(75,239)
Distribution fee waiver(a)	(2,040)

Net expenses	376,083

Net investment income (loss)	254,168

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $83)	666,526
Foreign currency transactions	(20,984)

645,542

Net change in unrealized appreciation (depreciation) on:
Investments	(1,582,031)
Foreign currencies	(3,270)

(1,585,301)

Net gain (loss) on investment and foreign currency transactions	(939,759)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(685,591)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	12,242	21,760	—	—
Transfer agent’s fees and expenses	6,702	2,810	17,667	53
Registration fees	6,179	5,869	8,025	3,927
Fee waiver and/or expense reimbursement	(13,793)	(9,160)	(39,494)	(12,792)
Distribution fee waiver	(2,040)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$254,168	$341,007
Net realized gain (loss) on investment and foreign currency transactions	645,542	3,940,874
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,585,301)	5,696,932

Net increase (decrease) in net assets resulting from operations	(685,591)	9,978,813

Dividends and Distributions
Distributions from distributable earnings
Class A	(550,077)	(43,709)
Class C	(288,321)	(3,222)
Class Z	(1,799,972)	(226,472)
Class R6	(964,429)	(113,926)

	(3,602,799)	(387,329)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	21,819,834	20,222,493
Net asset value of shares issued in reinvestment of dividends and distributions	3,598,035	386,793
Cost of shares purchased	(7,448,931)	(10,006,347)

Net increase (decrease) in net assets from Fund share transactions	17,968,938	10,602,939

Total increase (decrease)	13,680,548	20,194,423

Net Assets:
Beginning of period	55,181,502	34,987,079

End of period	$68,862,050	$55,181,502

See Notes to Financial Statements.

16

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.15		$13.80	$14.66	$12.21	$13.05	$11.61
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.09	0.14	0.18	0.16	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.19)		3.36	(0.86)	2.49	(0.81)	1.49
Total from investment operations	(0.13)		3.45	(0.72)	2.67	(0.65)	1.63
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.10)	(0.12)	(0.21)	(0.19)	(0.13)
Tax return of capital distributions	-		-	(0.02)	(0.01)	-	(0.06)
Distributions from net realized gains	(1.09)		-	-	-	-	-
Total dividends and distributions	(1.15)		(0.10)	(0.14)	(0.22)	(0.19)	(0.19)
Net asset value, end of period	$15.87		$17.15	$13.80	$14.66	$12.21	$13.05
Total Return(b):	(0.69)%		25.04%	(4.93)%	22.01%	(5.10)%	14.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,276		$8,153	$5,961	$7,637	$8,073	$11,689
Average net assets (000)	$8,229		$7,154	$6,859	$7,718	$10,218	$11,433
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.50	%(e)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses before waivers and/or expense reimbursement	1.89	%(e)	1.99%	2.20%	2.10%	2.00%	1.81%
Net investment income (loss)	0.70	%(e)	0.55%	0.95%	1.34%	1.21%	1.10%
Portfolio turnover rate(f)	31%		72%	62%	62%	75%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	17

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.90		$13.63		$14.51	$12.12	$12.97	$11.55
Income (loss) from investment operations:
Net investment income (loss)	(-	)(b)(c)	(0.03	)(b)	0.03	0.08	0.06	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.18)		3.31		(0.84)	2.45	(0.81)	1.50
Total from investment operations	(0.18)		3.28		(0.81)	2.53	(0.75)	1.54
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.01)		(0.05)	(0.13)	(0.10)	(0.08)
Tax return of capital distributions	-		-		(0.02)	(0.01)	-	(0.04)
Distributions from net realized gains	(1.09)		-		-	-	-	-
Total dividends and distributions	(1.12)		(0.01)		(0.07)	(0.14)	(0.10)	(0.12)
Net asset value, end of period	$15.60		$16.90		$13.63	$14.51	$12.12	$12.97
Total Return(d):	(1.01)%		24.10%		(5.63)%	21.01%	(5.82)%	13.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,623		$4,336		$3,242	$4,135	$4,162	$6,101
Average net assets (000)	$4,388		$3,720		$3,771	$4,131	$5,464	$6,111
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	2.25	%(g)	2.25%		2.25%	2.25%	2.25%	2.25%
Expenses before waivers and/or expense reimbursement	2.67	%(g)	2.79%		3.05%	2.90%	2.81%	2.51%
Net investment income (loss)	(0.05	)%(g)	(0.21)%		0.21%	0.59%	0.48%	0.34%
Portfolio turnover rate(h)	31%		72%		62%	62%	75%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.16		$13.80	$14.66	$12.21	$13.06	$11.61
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.14	0.18	0.23	0.19	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.19)		3.37	(0.85)	2.48	(0.82)	1.49
Total from investment operations	(0.11)		3.51	(0.67)	2.71	(0.63)	1.67
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.15)	(0.17)	(0.25)	(0.22)	(0.14)
Tax return of capital distributions	-		-	(0.02)	(0.01)	-	(0.08)
Distributions from net realized gains	(1.09)		-	-	-	-	-
Total dividends and distributions	(1.16)		(0.15)	(0.19)	(0.26)	(0.22)	(0.22)
Net asset value, end of period	$15.89		$17.16	$13.80	$14.66	$12.21	$13.06
Total Return(b):	(0.54)%		25.42%	(4.56)%	22.30%	(4.94)%	14.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,257		$25,429	$20,148	$21,868	$23,074	$28,831
Average net assets (000)	$27,364		$24,462	$21,048	$21,608	$27,549	$29,597
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.17	%(e)	1.17%	1.17%	1.17%	1.25%	1.25%
Expenses before waivers and/or expense reimbursement	1.46	%(e)	1.55%	1.66%	1.57%	1.52%	1.51%
Net investment income (loss)	1.01	%(e)	0.92%	1.25%	1.66%	1.45%	1.49%
Portfolio turnover rate(f)	31%		72%	62%	62%	75%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund	19

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2022		Year Ended October 31,				December 28, 2016(a) through October 31, 2017
			2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.15		$13.80	$14.66	$12.21	$13.06	$11.39
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.12	0.18	0.23	0.18	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.19)		3.38	(0.85)	2.48	(0.81)	1.71
Total from investment operations	(0.11)		3.50	(0.67)	2.71	(0.63)	1.82
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.15)	(0.17)	(0.25)	(0.22)	(0.10)
Tax return of capital distributions	-		-	(0.02)	(0.01)	-	(0.05)
Distributions from net realized gains	(1.09)		-	-	-	-	-
Total dividends and distributions	(1.16)		(0.15)	(0.19)	(0.26)	(0.22)	(0.15)
Net asset value, end of period	$15.88		$17.15	$13.80	$14.66	$12.21	$13.06
Total Return(c):	(0.48)%		25.44%	(4.62)%	22.40%	(4.94)%	16.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,706		$17,263	$5,636	$11,954	$13,912	$21,979
Average net assets (000)	$18,406		$11,389	$8,565	$13,787	$17,657	$19,274
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.17	%(f)	1.17%	1.17%	1.17%	1.25%	1.25	%(f)
Expenses before waivers and/or expense reimbursement	1.31	%(f)	1.40%	1.66%	1.48%	1.44%	1.40	%(f)
Net investment income (loss)	0.98	%(f)	0.74%	1.28%	1.70%	1.39%	1.00	%(f)
Portfolio turnover rate(g)	31%		72%	62%	62%	75%	80%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Notes to Financial Statements (unaudited)

1.    Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Global Infrastructure Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Global Infrastructure Fund	21

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

22

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Global Infrastructure Fund	23

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

24

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Global Infrastructure Fund	25

Notes to Financial Statements (unaudited) (continued)

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
1.00% of average daily net assets up to $1 billion;	1.00%
0.98% of average daily net assets from $1 billion to $3 billion;
0.96% of average daily net assets from $3 billion to $5 billion;
0.95% of average daily net assets from $5 billion to $10 billion;
0.94% of average daily net assets over $10 billion

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.50%
C	2.25

26

Class	Expense Limitations
Z	1.17%
R6	1.17

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2023 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$8,861	$—
C	—	20

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2,

PGIM Jennison Global Infrastructure Fund	27

Notes to Financial Statements (unaudited) (continued)

registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$31,042,093	$17,814,654

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$956,348	$5,817,008	$6,773,356	$—	$—	$—	—	$408

PGIM Institutional Money Market Fund(1)(b)(wa)
—	1,658,020	1,658,103	—	83	—	—	10	(2)
$956,348	$7,475,028	$8,431,459	$—	$83	$—		$418

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

28

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$59,514,620	$11,389,316	$(772,054)	$10,617,262

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

PGIM Jennison Global Infrastructure Fund	29

Notes to Financial Statements (unaudited) (continued)

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 510,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	20,000,000
C	100,000,000
Z	150,000,000
T	115,000,000
R6	125,000,000

The Fund currently does not have any Class T shares outstanding.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	603,664	33.9%

R6	1,359,243	77.9

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	2	45.3%
Unaffiliated	4	42.3

30

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	23,288	$381,772
Shares issued in reinvestment of dividends and distributions	34,832	545,473
Shares purchased	(16,434)	(264,930)
Net increase (decrease) in shares outstanding before conversion	41,686	662,315
Shares issued upon conversion from other share class(es)	7,828	126,144
Shares purchased upon conversion into other share class(es)	(3,405)	(56,033)
Net increase (decrease) in shares outstanding	46,109	$732,426

Year ended October 31, 2021:
Shares sold	89,522	$1,405,312
Shares issued in reinvestment of dividends and distributions	2,766	43,504
Shares purchased	(57,473)	(897,912)
Net increase (decrease) in shares outstanding before conversion	34,815	550,904
Shares issued upon conversion from other share class(es)	10,887	171,733
Shares purchased upon conversion into other share class(es)	(2,205)	(36,384)
Net increase (decrease) in shares outstanding	43,497	$686,253

Class C
Six months ended April 30, 2022:
Shares sold	37,722	$594,986
Shares issued in reinvestment of dividends and distributions	18,686	288,321
Shares purchased	(7,235)	(113,082)
Net increase (decrease) in shares outstanding before conversion	49,173	770,225
Shares purchased upon conversion into other share class(es)	(9,272)	(147,152)
Net increase (decrease) in shares outstanding	39,901	$623,073

Year ended October 31, 2021:
Shares sold	66,892	$1,050,863
Shares issued in reinvestment of dividends and distributions	202	3,137
Shares purchased	(30,598)	(473,603)
Net increase (decrease) in shares outstanding before conversion	36,496	580,397
Shares purchased upon conversion into other share class(es)	(17,810)	(276,678)
Net increase (decrease) in shares outstanding	18,686	$303,719

PGIM Jennison Global Infrastructure Fund	31

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2022:
Shares sold	367,603	$5,991,080
Shares issued in reinvestment of dividends and distributions	114,931	1,799,812
Shares purchased	(191,074)	(3,033,777)
Net increase (decrease) in shares outstanding before conversion	291,460	4,757,115
Shares issued upon conversion from other share class(es)	4,695	77,041
Net increase (decrease) in shares outstanding	296,155	$4,834,156

Year ended October 31, 2021:
Shares sold	582,606	$8,944,074
Shares issued in reinvestment of dividends and distributions	14,369	226,226
Shares purchased	(436,186)	(6,746,807)
Net increase (decrease) in shares outstanding before conversion	160,789	2,423,493
Shares issued upon conversion from other share class(es)	8,893	141,329
Shares purchased upon conversion into other share class(es)	(146,971)	(2,357,668)
Net increase (decrease) in shares outstanding	22,711	$207,154

Class R6
Six months ended April 30, 2022:
Shares sold	915,007	$14,851,996
Shares issued in reinvestment of dividends and distributions	61,625	964,429
Shares purchased	(238,741)	(4,037,142)
Net increase (decrease) in shares outstanding	737,891	$11,779,283

Year ended October 31, 2021:
Shares sold	562,092	$8,822,244
Shares issued in reinvestment of dividends and distributions	7,162	113,926
Shares purchased	(118,014)	(1,888,025)
Net increase (decrease) in shares outstanding before conversion	451,240	7,048,145
Shares issued upon conversion from other share class(es)	146,971	2,357,668
Net increase (decrease) in shares outstanding	598,211	$9,405,813

8.   Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

32

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 5 days that the Fund had loans outstanding during the period was approximately $1,977,000, borrowed at a weighted average interest rate of 1.29%. The maximum loan outstanding amount during the period was $1,977,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.   Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of

PGIM Jennison Global Infrastructure Fund	33

Notes to Financial Statements (unaudited) (continued)

economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

34

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States.

Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Infrastructure Companies Risk: Securities of infrastructure companies are more susceptible to adverse economic, social, political and regulatory occurrences than securities of companies in other industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the level of government spending on infrastructure projects, the effects of economic slowdown, surplus capacity, technological changes, casualty losses, insufficient supply of necessary resources, increased competition from other providers of similar services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Certain infrastructure companies may operate in limited areas or have few sources of revenue.

Infrastructure companies may also be affected by or subject to:

∎ regulation by various government authorities, including regulation of rates charged to customers;

PGIM Jennison Global Infrastructure Fund	35

Notes to Financial Statements (unaudited) (continued)

∎ service interruption due to environmental, operational or other mishaps as well as political and social unrest;

∎ the imposition of special tariffs and changes in tax laws and accounting standards; and

∎ general changes in market sentiment towards the assets of infrastructure companies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or

36

conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general

PGIM Jennison Global Infrastructure Fund	37

Notes to Financial Statements (unaudited) (continued)

partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in MLPs.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

10.   Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

38

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Global Infrastructure Fund	39

This Page Intentionally Left Blank

This Page Intentionally Left Blank

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS
Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Infrastructure Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL INFRASTRUCTURE FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PGJAX	PGJCX	PGJZX	PGJQX

CUSIP	743969792	743969784	743969776	743969560

MF217E2

PGIM EMERGING MARKETS DEBT

HARD CURRENCY FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Emerging Markets Debt Hard Currency Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Emerging Markets Debt Hard Currency Fund

June 15, 2022

PGIM Emerging Markets Debt Hard Currency Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22	Average Annual Total Returns as of 4/30/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)

Class A	-15.51	-17.14	-2.28 (12/12/2017)

Class C	-15.84	-15.83	-2.28 (12/12/2017)

Class Z	-15.39	-14.20	-1.28 (12/12/2017)

Class R6	-15.34	-14.11	-1.19 (12/12/2017)

JP Morgan Emerging Markets Bond Index Global Diversified Index

	-15.45	-14.51	-0.59

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

JP Morgan Emerging Markets Bond Index Global Diversified Index—The JP Morgan Emerging Markets Bond Index Global Diversified Index tracks total returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Emerging Markets Debt Hard Currency Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/22 (%)

AA	5.1

A	6.5

BBB	29.3

BB	19.9

B	22.8

CCC	3.7

CC	1.2

C	0.3

Not Rated	3.0

Cash/Cash Equivalents	8.2

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.25	5.27	–8.55

Class C	0.22	4.69	–68.70

Class Z	0.26	5.75	5.35

Class R6	0.27	5.88	5.74

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Emerging Markets Debt Hard Currency Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Emerging Markets Debt Hard Currency Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 844.90	1.05%	$4.80

	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

Class C	Actual	$1,000.00	$ 841.60	1.80%	$8.22

	Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00

Class Z	Actual	$1,000.00	$ 846.10	0.75%	$3.43

	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

Class R6	Actual	$1,000.00	$ 846.60	0.65%	$2.98

	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments   (unaudited)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 90.6%

CORPORATE BONDS 25.8%

Azerbaijan 0.5%

Southern Gas Corridor CJSC,
Gov’t. Gtd. Notes	6.875%	03/24/26		450	$478,881
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes	6.950	03/18/30		200	217,097

					695,978

Bahrain 0.5%

Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes	7.625	11/07/24		400	419,179
Sr. Unsec’d. Notes	8.375	11/07/28		200	219,616

					638,795

Brazil 1.7%

Banco do Brasil SA,
Sr. Unsec’d. Notes	4.875	01/11/29		200	194,368
Embraer Netherlands Finance BV,
Gtd. Notes	6.950	01/17/28		200	200,450
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes	4.875	01/22/30		200	173,693
JSM Global Sarl,
Gtd. Notes, 144A	4.750	10/20/30		400	337,841
Nexa Resources SA,
Gtd. Notes	6.500	01/18/28		210	210,517
Petrobras Global Finance BV,
Gtd. Notes	5.093	01/15/30		80	77,601
Gtd. Notes	5.375	10/01/29	GBP	100	120,465
Gtd. Notes	5.600	01/03/31		705	692,623
Gtd. Notes	6.900	03/19/49		150	142,714
Gtd. Notes	7.375	01/17/27		31	34,010
Suzano Austria GmbH,
Gtd. Notes	3.750	01/15/31		150	130,532
Vale Overseas Ltd.,
Gtd. Notes	3.750	07/08/30		90	81,222

					2,396,036

Chile 1.1%

Alfa Desarrollo SpA,
Sr. Sec’d. Notes, 144A	4.550	09/27/51		199	156,559

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    9

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chile (cont’d.)

Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	4.875%	11/04/44	600	$568,532
Sr. Unsec’d. Notes	6.150	10/24/36	100	108,901
Sr. Unsec’d. Notes, 144A	4.875	11/04/44	200	189,510
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes, 144A	3.450	09/16/31	200	168,843
Interchile SA,
Sr. Sec’d. Notes, 144A	4.500	06/30/56	200	172,151
VTR Finance NV,
Sr. Unsec’d. Notes	6.375	07/15/28	200	182,466

				1,546,962

China 2.1%

Agile Group Holdings Ltd.,
Sr. Sec’d. Notes	6.050	10/13/25	200	67,969
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes	3.000	09/22/30	500	433,784
Gtd. Notes	3.875	06/19/29	500	469,511
Gtd. Notes	5.125	03/14/28	200	203,055
Country Garden Holdings Co. Ltd.,
Sr. Sec’d. Notes	4.200	02/06/26	210	152,440
ENN Clean Energy International Investment Ltd.,
Gtd. Notes, 144A	3.375	05/12/26	200	183,875
New Metro Global Ltd.,
Gtd. Notes	4.800	12/15/24	200	132,598
Prosus NV,
Sr. Unsec’d. Notes, 144A	4.193	01/19/32	350	296,022
Sinopec Group Overseas Development 2012 Ltd.,
Gtd. Notes	4.875	05/17/42	400	402,675
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes	4.000	09/13/47	200	176,533
Sinopec Group Overseas Development 2018 Ltd.,
Gtd. Notes, 144A	3.680	08/08/49	400	332,037
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes	6.500	01/10/25	200	44,588

				2,895,087

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Colombia 0.3%

Ecopetrol SA,
Sr. Unsec’d. Notes	6.875%	04/29/30		208	$205,501
Grupo Aval Ltd.,
Gtd. Notes, 144A	4.375	02/04/30		200	169,493

					374,994

Costa Rica 0.1%

Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, 144A	6.750	10/07/31		200	198,580

Ghana 0.1%

Tullow Oil PLC,
Sr. Sec’d. Notes, 144A	10.250	05/15/26		200	197,349

Guatemala 0.3%

CT Trust,
Sr. Sec’d. Notes, 144A	5.125	02/03/32		200	185,348
Energuate Trust,
Gtd. Notes	5.875	05/03/27		200	193,535

					378,883

India 1.6%

Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes, 144A	5.000	08/02/41		200	175,302
Azure Power Solar Energy Pvt. Ltd.,
Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24		200	200,419
GMR Hyderabad International Airport Ltd.,
Sr. Sec’d. Notes	4.250	10/27/27		200	181,343
HPCL-Mittal Energy Ltd.,
Sr. Unsec’d. Notes	5.250	04/28/27		200	190,157
NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	102,731
Periama Holdings LLC,
Gtd. Notes	5.950	04/19/26		200	196,761
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes	4.500	06/18/29		400	377,310
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	211,791
Reliance Industries Ltd.,
Sr. Unsec’d. Notes, 144A	3.625	01/12/52		250	198,260

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    11

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

India (cont’d.)

Summit Digitel Infrastructure Pvt Ltd.,
Sr. Sec’d. Notes, 144A	2.875%	08/12/31		235	$192,662
TML Holdings Pte Ltd.,
Sr. Unsec’d. Notes	5.500	06/03/24		200	198,819

					2,225,555

Indonesia 2.4%

Cikarang Listrindo Tbk PT,
Sr. Unsec’d. Notes, 144A	4.950	09/14/26		200	195,753
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes	5.450	05/15/30		700	698,532
Sr. Unsec’d. Notes	6.530	11/15/28		220	239,489
Sr. Unsec’d. Notes, 144A	4.750	05/15/25		200	200,123
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	202,128
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	177,985
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	213,577
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	88,570
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	213,111
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		420	434,009
Sr. Unsec’d. Notes, 144A, MTN	6.150	05/21/48		200	200,021
Sr. Unsec’d. Notes, EMTN	4.125	05/15/27		250	245,202
Sr. Unsec’d. Notes, EMTN	6.150	05/21/48		200	200,021

					3,308,521

Israel 0.4%

Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	4.875	03/30/26		75	69,630
Sr. Sec’d. Notes, 144A	5.375	03/30/28		265	243,557
Sr. Sec’d. Notes, 144A	5.875	03/30/31		115	103,277
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A	6.125	06/30/25		200	197,904

					614,368

Jamaica 0.1%

Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000	12/31/26		39	34,604

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Jamaica (cont’d.)

Digicel International Finance Ltd./Digicel International Holdings Ltd., (cont’d.)
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000%	12/31/25	55	$53,946
Sr. Sec’d. Notes, 144A	8.750	05/25/24	97	95,425

				183,975

Kazakhstan 1.1%

Kazakhstan Temir Zholy Finance BV,
Gtd. Notes	6.950	07/10/42	400	405,549
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	5.375	04/24/30	400	388,587
Sr. Unsec’d. Notes	5.750	04/19/47	400	363,359
Sr. Unsec’d. Notes	6.375	10/24/48	400	385,007

				1,542,502

Kuwait 0.3%

MEGlobal Canada ULC,
Gtd. Notes, 144A, MTN	5.875	05/18/30	400	432,574

Malaysia 1.2%

Genm Capital Labuan Ltd.,
Gtd. Notes	3.882	04/19/31	200	165,482
Gohl Capital Ltd.,
Gtd. Notes	4.250	01/24/27	250	231,506
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	800	806,198
Gtd. Notes, EMTN	4.550	04/21/50	200	201,550
Gtd. Notes, MTN	4.800	04/21/60	200	209,873

				1,614,609

Mexico 4.9%

Cemex SAB de CV, Gtd. Notes	5.450	11/19/29	400	384,051
Comision Federal de Electricidad, Gtd. Notes, 144A	4.688	05/15/29	200	184,963
Sr. Unsec’d. Notes	5.750	02/14/42	200	173,349
FEL Energy VI Sarl,
Sr. Sec’d. Notes, 144A	5.750	12/01/40	227	194,258
Fermaca Enterprises S de RL de CV, Sr. Sec’d. Notes	6.375	03/30/38	217	208,189

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    13

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mexico (cont’d.)

Mexico City Airport Trust,
Sr. Sec’d. Notes	4.250%	10/31/26		360	$344,641
Sr. Sec’d. Notes	5.500	07/31/47		600	480,552
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28		842	748,151
Gtd. Notes	5.950	01/28/31		280	235,952
Gtd. Notes	6.350	02/12/48		376	263,297
Gtd. Notes	6.490	01/23/27		305	292,600
Gtd. Notes	6.500	03/13/27		808	774,200
Gtd. Notes	6.500	01/23/29		650	595,757
Gtd. Notes	6.500	06/02/41		410	304,990
Gtd. Notes	6.840	01/23/30		618	565,676
Gtd. Notes	7.690	01/23/50		550	431,007
Gtd. Notes, EMTN	3.750	04/16/26	EUR	285	279,352
Gtd. Notes, MTN	6.875	08/04/26		355	353,871

					6,814,856

Mongolia 0.1%

Development Bank of Mongolia LLC, Sr. Unsec’d. Notes	7.250	10/23/23		200	197,127

Netherlands 0.1%

VEON Holdings BV, Sr. Unsec’d. Notes, 144A	3.375	11/25/27		200	125,000

Panama 0.2%

Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000	08/11/41		200	173,000
Sr. Sec’d. Notes, 144A	5.125	08/11/61		200	171,561

					344,561

Peru 0.5%

Corp. Financiera de Desarrollo SA, Sr. Unsec’d. Notes	2.400	09/28/27		200	175,359
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A	4.625	04/12/27		150	148,635
Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750	06/19/32		480	390,266

					714,260

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Philippines 0.1%

Globe Telecom, Inc., Sr. Unsec’d. Notes	3.000%	07/23/35	200	$155,284

Qatar 0.4%

Qatar Energy,
Sr. Unsec’d. Notes	3.300	07/12/51	200	165,980
Sr. Unsec’d. Notes, 144A	3.125	07/12/41	400	334,501

				500,481

Russia 0.4%

Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	4.950	02/06/28	400	114,000
Sr. Unsec’d. Notes, EMTN	7.288	08/16/37	300	91,500
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	465	141,825
Lukoil Securities BV, Gtd. Notes	3.875	05/06/30	400	151,500

				498,825

Saudi Arabia 0.6%

Arabian Centres Sukuk Ltd., Gtd. Notes	5.375	11/26/24	200	194,843
EIG Pearl Holdings Sarl,
Sr. Sec’d. Notes, 144A	3.545	08/31/36	200	177,468
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes	2.250	11/24/30	260	226,510
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	200	190,546

				789,367

South Africa 2.1%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	600	591,547
Sr. Unsec’d. Notes	7.125	02/11/25	600	572,774
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23	600	585,932
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	660	636,641
MTN Mauritius Investments Ltd.,
Gtd. Notes, 144A	6.500	10/13/26	200	207,451
Sasol Financing USA LLC,
Gtd. Notes	6.500	09/27/28	300	296,479

				2,890,824

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    15

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Thailand 0.1%

Thaioil Treasury Center Co. Ltd.,
Gtd. Notes, 144A, MTN	3.750%	06/18/50		200	$142,490

Trinidad & Tobago 0.1%

Trinidad Petroleum Holdings Ltd.,
Sr. Sec’d. Notes, 144A	9.750	06/15/26		166	170,440

Turkey 0.2%

Aydem Yenilenebilir Enerji A/S,
Sr. Sec’d. Notes, 144A	7.750	02/02/27		200	164,936
Turkiye Sinai Kalkinma Bankasi A/S,
Sr. Unsec’d. Notes, 144A	6.000	01/23/25		200	192,099

					357,035

Ukraine 0.1%

NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes	7.125	07/19/24	EUR	420	124,062
State Savings Bank of Ukraine Via SSB #1 PLC,
Sr. Unsec’d. Notes	9.625	03/20/25		60	20,724

					144,786

United Arab Emirates 1.9%

Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	3.650	11/02/29		200	197,222
Sr. Sec’d. Notes	4.600	11/02/47		200	197,500
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, 144A	4.000	10/03/49		200	192,629
DP World PLC,
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		800	907,553
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes, 144A	2.940	09/30/40		590	494,493
ICD Funding Ltd.,
Gtd. Notes	4.625	05/21/24		200	202,009
ICD Sukuk Co. Ltd.,
Sr. Unsec’d. Notes, EMTN	5.000	02/01/27		200	203,303
MDGH GMTN RSC Ltd.,
Gtd. Notes, EMTN	3.700	11/07/49		240	219,765

					2,614,474

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Venezuela 0.0%

Petroleos de Venezuela SA,
Gtd. Notes	5.375%	04/12/27(d)	205	$13,260
Gtd. Notes	6.000	05/16/24(d)	45	2,876
Gtd. Notes	6.000	11/15/26(d)	65	4,180
Sr. Sec’d. Notes	8.500	10/27/20(d)	205	36,529

				56,845

Vietnam 0.2%

Mong Duong Finance Holdings BV, Sr. Sec’d. Notes	5.125	05/07/29	250	223,154

TOTAL CORPORATE BONDS (cost $43,120,727)				35,984,577

SOVEREIGN BONDS 64.8%

Angola 1.9%

Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	1,000	959,935
Sr. Unsec’d. Notes	9.375	05/08/48	200	179,659
Sr. Unsec’d. Notes	9.500	11/12/25	905	963,739
Sr. Unsec’d. Notes, 144A	8.750	04/14/32	200	189,426
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	400	374,966

				2,667,725

Argentina 1.3%

Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.500(cc)	07/09/30	2,010	633,477
Sr. Unsec’d. Notes	1.000	07/09/29	254	81,803
Sr. Unsec’d. Notes	1.125(cc)	07/09/35	102	29,015
Sr. Unsec’d. Notes	1.125(cc)	07/09/46	335	97,024
Sr. Unsec’d. Notes	2.000(cc)	01/09/38	1,620	582,359
Sr. Unsec’d. Notes	2.500(cc)	07/09/41	597	199,943
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A, MTN	3.900(cc)	09/01/37	478	199,424

				1,823,045

Bahrain 1.9%

Bahrain Government International Bond, Sr. Unsec’d. Notes	6.750	09/20/29	600	607,085

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    17

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Bahrain (cont’d.)

Bahrain Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.000%	10/12/28	1,000	$1,047,938
Sr. Unsec’d. Notes	7.375	05/14/30	720	748,194
Sr. Unsec’d. Notes	7.500	09/20/47	200	185,326

				2,588,543

Belarus 0.1%

Republic of Belarus International Bond,
Sr. Unsec’d. Notes	5.875	02/24/26	200	24,000
Sr. Unsec’d. Notes	6.200	02/28/30	200	25,000
Sr. Unsec’d. Notes	6.875	02/28/23	200	28,000
Sr. Unsec’d. Notes	7.625	06/29/27	425	51,000

				128,000

Bermuda 0.4%

Bermuda Government International Bond, Sr. Unsec’d. Notes	2.375	08/20/30	670	592,064

Brazil 2.4%

Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28	171	173,455
Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875	06/12/30	200	176,579
Sr. Unsec’d. Notes	4.500	05/30/29	300	282,815
Sr. Unsec’d. Notes	5.000	01/27/45	400	322,392
Sr. Unsec’d. Notes	5.625	01/07/41	405	361,448
Sr. Unsec’d. Notes	7.125	01/20/37	950	1,023,039
Sr. Unsec’d. Notes	8.250	01/20/34	923	1,076,424

				3,416,152

Cameroon 0.3%

Republic of Cameroon International Bond,
Sr. Unsec’d. Notes	9.500	11/19/25	400	416,261

Colombia 2.8%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30	968	774,496
Sr. Unsec’d. Notes	3.875	04/25/27	400	364,801
Sr. Unsec’d. Notes	4.500	03/15/29	1,000	906,906
Sr. Unsec’d. Notes	6.125	01/18/41	780	689,911

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Colombia (cont’d.)

Colombia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.375%	09/18/37		915	$946,769
Sr. Unsec’d. Notes	10.375	01/28/33		200	263,794

					3,946,677

Congo (Republic) 0.2%

Congolese International Bond,
Sr. Unsec’d. Notes	6.000	06/30/29		269	232,656

Costa Rica 1.1%

Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375	04/30/25		800	803,079
Sr. Unsec’d. Notes	6.125	02/19/31		500	497,706
Sr. Unsec’d. Notes	7.000	04/04/44		200	189,794

					1,490,579

Croatia 0.1%

Croatia Government International Bond, Sr. Unsec’d. Notes	1.500	06/17/31	EUR	175	161,963

Dominican Republic 3.0%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30		935	804,057
Sr. Unsec’d. Notes	5.500	01/27/25		100	102,617
Sr. Unsec’d. Notes	5.950	01/25/27		200	200,799
Sr. Unsec’d. Notes	6.000	07/19/28		150	148,197
Sr. Unsec’d. Notes	6.850	01/27/45		290	261,324
Sr. Unsec’d. Notes	6.875	01/29/26		400	421,439
Sr. Unsec’d. Notes	7.450	04/30/44		1,400	1,354,286
Sr. Unsec’d. Notes, 144A	4.875	09/23/32		150	126,017
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	118,556
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		150	140,262
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		225	170,577
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		320	316,154

					4,164,285

Ecuador 1.7%

Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/30		270	219,418
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/40		1,111	603,722

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    19

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Ecuador (cont’d.)

Ecuador Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	1.000%(cc)	07/31/35		1,105	$696,005
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/30		919	746,791
Sr. Unsec’d. Notes, 144A	7.187(s)	07/31/30		179	97,500

					2,363,436

Egypt 1.6%

Egypt Government International Bond,
Sr. Unsec’d. Notes	7.903	02/21/48		200	136,614
Sr. Unsec’d. Notes	8.875	05/29/50		200	147,034
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		210	152,873
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	100	88,542
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	420	333,094
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		255	185,742
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	300	265,626
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	200	154,352
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	200	158,616
Sr. Unsec’d. Notes, EMTN	7.600	03/01/29		300	256,440
Sr. Unsec’d. Notes, MTN	7.500	01/31/27		200	177,353
Sr. Unsec’d. Notes, MTN	8.500	01/31/47		250	182,100

					2,238,386

El Salvador 0.5%

El Salvador Government International Bond,
Sr. Unsec’d. Notes	5.875	01/30/25		335	159,117
Sr. Unsec’d. Notes	6.375	01/18/27		235	96,471
Sr. Unsec’d. Notes	7.625	02/01/41		150	57,036
Sr. Unsec’d. Notes	7.650	06/15/35		57	21,950
Sr. Unsec’d. Notes	7.750	01/24/23		277	215,510
Sr. Unsec’d. Notes	8.250	04/10/32		425	176,641

					726,725

Gabon 0.8%

Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31		200	180,367
Sr. Unsec’d. Notes	6.950	06/16/25		600	595,263
Sr. Unsec’d. Notes	7.000	11/24/31		200	180,838
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		215	193,894

					1,150,362

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Ghana 0.8%

Ghana Government International Bond,
Bank Gtd. Notes	10.750%	10/14/30		400	$394,874
Sr. Unsec’d. Notes	7.750	04/07/29		200	127,062
Sr. Unsec’d. Notes	7.875	03/26/27		400	280,103
Sr. Unsec’d. Notes	8.125	01/18/26		200	154,665
Sr. Unsec’d. Notes, 144A	8.950	03/26/51		205	118,637

					1,075,341

Guatemala 0.7%

Guatemala Government Bond,
Sr. Unsec’d. Notes	4.875	02/13/28		400	398,524
Sr. Unsec’d. Notes	6.125	06/01/50		400	383,668
Sr. Unsec’d. Notes, 144A	4.650	10/07/41		200	171,493

					953,685

Honduras 0.2%

Honduras Government International Bond,
Sr. Unsec’d. Notes	6.250	01/19/27		390	341,731

Hungary 1.2%

Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	715	616,869
Sr. Unsec’d. Notes	7.625	03/29/41		546	686,946
Sr. Unsec’d. Notes, 144A	3.125	09/21/51		455	314,624

					1,618,439

India 0.4%

Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		400	359,015
Sr. Unsec’d. Notes, EMTN	2.250	01/13/31		200	162,348

					521,363

Indonesia 2.4%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	440	377,379
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	91,253
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	101,526
Sr. Unsec’d. Notes	6.625	02/17/37		150	171,739
Sr. Unsec’d. Notes	7.750	01/17/38		490	615,288

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    21

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)

Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	8.500%	10/12/35		590	$788,061
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		110	125,942
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	100	110,846
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	187,857
Sr. Unsec’d. Notes, EMTN	4.750	07/18/47		230	219,567
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	197,147
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		200	199,752
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	120,056

					3,306,413

Iraq 1.0%

Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		563	541,329
Sr. Unsec’d. Notes	6.752	03/09/23		800	800,032

					1,341,361

Israel 0.4%

Israel Government International Bond,
Sr. Unsec’d. Notes	4.500	04/03/2120		500	490,015

Ivory Coast 1.1%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	400	377,667
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	500	472,090
Sr. Unsec’d. Notes	6.375	03/03/28		400	397,453
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	140	117,832
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	250	222,858

					1,587,900

Jamaica 0.7%

Jamaica Government International Bond,
Sr. Unsec’d. Notes	7.625	07/09/25		225	240,111
Sr. Unsec’d. Notes	7.875	07/28/45		200	245,794
Sr. Unsec’d. Notes	8.000	03/15/39		200	249,278
Sr. Unsec’d. Notes	9.250	10/17/25		200	227,672

					962,855

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Jordan 0.4%

Jordan Government International Bond,
Sr. Unsec’d. Notes	5.850%	07/07/30	200	$176,616
Sr. Unsec’d. Notes	6.125	01/29/26	200	193,301
Sr. Unsec’d. Notes	7.375	10/10/47	200	172,516

				542,433

Kazakhstan 0.3%

Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.500	07/21/45	400	451,392

Kenya 0.4%

Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes	7.000	05/22/27	400	355,727
Sr. Unsec’d. Notes	8.000	05/22/32	200	170,841

				526,568

Lebanon 0.3%

Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23(d)	191	22,527
Sr. Unsec’d. Notes	6.650	04/22/24(d)	172	20,912
Sr. Unsec’d. Notes	6.750	11/29/27(d)	170	20,571
Sr. Unsec’d. Notes	6.850	03/23/27(d)	30	3,567
Sr. Unsec’d. Notes	7.000	04/22/31(d)	115	13,439
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)	75	9,136
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)	335	40,226
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)	245	28,883
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)	320	38,962
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)	220	26,731
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)	250	30,240
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)	715	84,857
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)	415	49,661

				389,712

Malaysia 1.4%

1MDB Global Investments Ltd.,
Sr. Unsec’d. Notes	4.400	03/09/23	2,000	1,949,022

Mexico 1.8%

Mexico Government International Bond,
Sr. Unsec’d. Notes	3.500	02/12/34	290	245,274

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    23

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Mexico (cont’d.)

Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	4.750%	04/27/32		530	$518,926
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110		358	322,949
Sr. Unsec’d. Notes, MTN	4.750	03/08/44		140	123,542
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		988	1,021,690
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34		203	232,675

					2,465,056

Mongolia 0.3%

Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		400	410,425

Morocco 0.7%

Morocco Government International Bond,
Sr. Unsec’d. Notes	1.500	11/27/31	EUR	100	81,740
Sr. Unsec’d. Notes	2.000	09/30/30	EUR	500	436,039
Sr. Unsec’d. Notes	4.000	12/15/50		200	137,233
Sr. Unsec’d. Notes, 144A	3.000	12/15/32		400	316,072

					971,084

Mozambique 0.5%

Mozambique International Bond,
Unsec’d. Notes	5.000(cc)	09/15/31		600	525,000
Unsec’d. Notes, 144A	5.000(cc)	09/15/31		200	175,000

					700,000

Namibia 0.1%

Namibia International Bonds,
Sr. Unsec’d. Notes	5.250	10/29/25		200	192,455

Nigeria 2.4%

Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30		200	170,902
Sr. Unsec’d. Notes	7.625	11/21/25		300	298,146
Sr. Unsec’d. Notes	7.696	02/23/38		200	150,299
Sr. Unsec’d. Notes	7.875	02/16/32		400	334,908
Sr. Unsec’d. Notes	8.747	01/21/31		1,100	997,798
Sr. Unsec’d. Notes	9.248	01/21/49		200	167,480
Sr. Unsec’d. Notes, 144A	7.696	02/23/38		200	150,299
Sr. Unsec’d. Notes, 144A	8.375	03/24/29		200	186,720

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Nigeria (cont’d.)

Nigeria Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	6.125%	09/28/28	200	$170,925
Sr. Unsec’d. Notes, 144A, MTN	7.375	09/28/33	200	160,120
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	400	354,962
Sr. Unsec’d. Notes, MTN	6.125	09/28/28	200	170,925

				3,313,484

Oman 2.7%

Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26	630	618,446
Sr. Unsec’d. Notes	5.375	03/08/27	400	400,605
Sr. Unsec’d. Notes	5.625	01/17/28	680	681,116
Sr. Unsec’d. Notes	6.500	03/08/47	225	204,804
Sr. Unsec’d. Notes	6.750	10/28/27	600	635,431
Sr. Unsec’d. Notes	6.750	01/17/48	200	186,908
Sr. Unsec’d. Notes	7.375	10/28/32	380	417,259
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	186,907
Sr. Unsec’d. Notes, 144A, MTN	4.875	02/01/25	200	200,924
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	200	202,070

				3,734,470

Pakistan 1.3%

Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	600	490,512
Sr. Unsec’d. Notes	8.250	04/15/24	400	358,069
Sr. Unsec’d. Notes	8.250	09/30/25	770	654,361
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	154,297
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	200	154,297

				1,811,536

Panama 1.5%

Panama Government International Bond,
Sr. Unsec’d. Notes	3.298	01/19/33	200	175,211
Sr. Unsec’d. Notes	3.870	07/23/60	200	149,562
Sr. Unsec’d. Notes	4.500	04/16/50	400	344,838
Sr. Unsec’d. Notes	4.500	04/01/56	200	169,974
Sr. Unsec’d. Notes	6.700	01/26/36	935	1,052,205
Sr. Unsec’d. Notes	9.375	04/01/29	165	209,981

				2,101,771

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    25

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Papua New Guinea 0.1%

Papua New Guinea Government International Bond,
Sr. Unsec’d. Notes, 144A	8.375%	10/04/28		200	$170,269

Paraguay 0.6%

Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.700	03/27/27		200	198,962
Sr. Unsec’d. Notes	4.950	04/28/31		200	196,947
Sr. Unsec’d. Notes	6.100	08/11/44		400	394,981

					790,890

Peru 1.8%

Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60		370	240,345
Sr. Unsec’d. Notes	2.783	01/23/31		500	432,992
Sr. Unsec’d. Notes	3.000	01/15/34		335	279,302
Sr. Unsec’d. Notes	3.230	07/28/2121		110	69,919
Sr. Unsec’d. Notes	5.625	11/18/50		232	253,527
Sr. Unsec’d. Notes	6.550	03/14/37		225	258,720
Sr. Unsec’d. Notes	8.750	11/21/33		780	1,034,655

					2,569,460

Philippines 1.8%

Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	281,198
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	165	135,337
Sr. Unsec’d. Notes	2.650	12/10/45		200	143,612
Sr. Unsec’d. Notes	2.950	05/05/45		200	150,602
Sr. Unsec’d. Notes	3.700	03/01/41		600	521,091
Sr. Unsec’d. Notes	3.950	01/20/40		700	628,718
Sr. Unsec’d. Notes	6.375	10/23/34		100	115,862
Sr. Unsec’d. Notes	7.750	01/14/31		420	522,448

					2,498,868

Qatar 3.1%

Qatar Government International Bond,
Sr. Unsec’d. Notes	4.000	03/14/29		1,350	1,383,067
Sr. Unsec’d. Notes	4.625	06/02/46		200	208,172
Sr. Unsec’d. Notes	4.817	03/14/49		200	214,089
Sr. Unsec’d. Notes	5.103	04/23/48		1,140	1,265,872
Sr. Unsec’d. Notes	6.400	01/20/40		100	124,703

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Qatar (cont’d.)

Qatar Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.817%	03/14/49		810	$867,062
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	222,083

					4,285,048

Romania 1.2%

Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48		144	130,264
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	590	526,276
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	410	364,057
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	230	202,175
Sr. Unsec’d. Notes, EMTN	6.125	01/22/44		284	292,889
Unsec’d. Notes, 144A	2.750	04/14/41	EUR	170	120,646

					1,636,307

Russia 0.4%

Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.850	11/20/32	EUR	300	63,297
Sr. Unsec’d. Notes	2.650	05/27/36	EUR	300	63,297
Sr. Unsec’d. Notes	5.100	03/28/35		800	160,000
Sr. Unsec’d. Notes	5.625	04/04/42		800	244,000
Sr. Unsec’d. Notes	12.750	06/24/28		110	35,200

					565,794

Saudi Arabia 2.6%

Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		400	431,542
Sr. Unsec’d. Notes, EMTN	2.250	02/02/33		200	172,820
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		2,050	1,959,837
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		400	388,926
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		600	619,851

					3,572,976

Senegal 0.4%

Senegal Government International Bond, Sr. Unsec’d. Notes	4.750	03/13/28	EUR	300	297,352

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    27

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Senegal (cont’d.)

Senegal Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.375%	06/08/37	EUR	200	$163,112
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	150	122,334

					582,798

Serbia 0.8%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	800	647,472
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	225	162,998
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		230	171,709
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	200	189,562

					1,171,741

South Africa 1.1%

Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.300	10/12/28		200	182,188
Sr. Unsec’d. Notes	4.850	09/30/29		600	551,335
Sr. Unsec’d. Notes	5.650	09/27/47		200	157,743
Sr. Unsec’d. Notes	5.750	09/30/49		400	316,075
Sr. Unsec’d. Notes	6.250	03/08/41		400	362,839

					1,570,180

Sri Lanka 0.6%

Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	04/18/23		200	86,514
Sr. Unsec’d. Notes	6.200	05/11/27		400	170,421
Sr. Unsec’d. Notes	6.350	06/28/24		200	85,435
Sr. Unsec’d. Notes	6.850	11/03/25		350	151,271
Sr. Unsec’d. Notes	7.850	03/14/29		250	106,005
Sr. Unsec’d. Notes, 144A	6.750	04/18/28		200	84,987
Sr. Unsec’d. Notes, 144A	6.850	03/14/24		265	113,242

					797,875

Turkey 3.1%

Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250	03/13/25		200	183,997
Sr. Unsec’d. Notes	4.250	04/14/26		400	352,467
Sr. Unsec’d. Notes	4.875	10/09/26		300	264,379

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Turkey (cont’d.)

Turkey Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.250%	03/13/30		200	$163,744
Sr. Unsec’d. Notes	5.750	03/22/24		200	195,661
Sr. Unsec’d. Notes	5.950	01/15/31		200	167,737
Sr. Unsec’d. Notes	6.000	03/25/27		580	527,641
Sr. Unsec’d. Notes	6.000	01/14/41		200	150,398
Sr. Unsec’d. Notes	6.125	10/24/28		620	552,414
Sr. Unsec’d. Notes	6.350	08/10/24		400	391,021
Sr. Unsec’d. Notes	6.375	10/14/25		200	191,542
Sr. Unsec’d. Notes	6.500	09/20/33		200	169,548
Sr. Unsec’d. Notes	6.875	03/17/36		104	89,227
Sr. Unsec’d. Notes	7.375	02/05/25		460	457,750
Sr. Unsec’d. Notes	7.625	04/26/29		280	266,969
Turkiye Ihracat Kredi Bankasi A/S,
Sr. Unsec’d. Notes	8.250	01/24/24		200	203,981

					4,328,476

Ukraine 1.1%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	410	134,084
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	580	195,799
Sr. Unsec’d. Notes	7.375	09/25/32		200	62,000
Sr. Unsec’d. Notes	7.750	09/01/23		100	39,500
Sr. Unsec’d. Notes	7.750	09/01/24		650	219,375
Sr. Unsec’d. Notes	7.750	09/01/25		350	114,034
Sr. Unsec’d. Notes	7.750	09/01/26		600	196,500
Sr. Unsec’d. Notes	7.750	09/01/27		520	170,300
Sr. Unsec’d. Notes	8.994	02/01/24		200	70,500
Sr. Unsec’d. Notes	9.750	11/01/28		965	316,038
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	32,704
Ukreximbank Via Biz Finance PLC,
Sr. Unsec’d. Notes	9.750	01/22/25		75	30,750

					1,581,584

United Arab Emirates 1.0%

Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49		200	163,838
Sr. Unsec’d. Notes, 144A	3.125	09/30/49		200	163,838
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50		200	188,444

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    29

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

United Arab Emirates (cont’d.)

Emirate of Dubai Government International Bonds,
Sr. Unsec’d. Notes, EMTN	5.250%	01/30/43	600	$582,043
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50	200	148,487
Sr. Unsec’d. Notes, MTN	4.000	07/28/50	200	148,487

				1,395,137

Uruguay 1.4%

Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125	11/20/45	120	115,947
Sr. Unsec’d. Notes	4.975	04/20/55	420	433,572
Sr. Unsec’d. Notes	5.100	06/18/50	520	545,751
Sr. Unsec’d. Notes	7.625	03/21/36	590	772,585
Sr. Unsec’d. Notes	7.875	01/15/33	100	129,121

				1,996,976

Venezuela 0.0%

Venezuela Government International Bond,
Sr. Unsec’d. Notes	12.750	08/23/22(d)	180	16,166

Zambia 0.6%

Zambia Government International Bond,
Sr. Unsec’d. Notes	8.500	04/14/24(d)	600	448,816
Sr. Unsec’d. Notes	8.970	07/30/27(d)	400	296,468
Unsec’d. Notes	5.375	09/20/22(d)	200	143,965

				889,249

TOTAL SOVEREIGN BONDS (cost $113,238,522)				90,285,164

TOTAL LONG-TERM INVESTMENTS (cost $156,359,249)				126,269,741

See Notes to Financial Statements.

30

Description	Shares	Value
SHORT-TERM INVESTMENTS 7.9%

UNAFFILIATED FUND 7.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $10,743,551)	10,743,551	$10,743,551

OPTIONS PURCHASED*~ 0.2% (cost $180,722)		200,226

TOTAL SHORT-TERM INVESTMENTS (cost $10,924,273)		10,943,777

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.5% (cost $167,283,522)		137,213,518

OPTIONS WRITTEN*~ (0.2)% (premiums received $178,221)		(216,591)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.3% (cost $167,105,301)		136,996,927
Other assets in excess of liabilities(z) 1.7%		2,351,383

NET ASSETS 100.0%		$139,348,310

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    31

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CDX—Credit Derivative Index

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs CZK	Call	JPMorgan Chase Bank, N.A.	06/08/22	27.25	—	EUR	319	$113
Currency Option EUR vs CZK	Call	JPMorgan Chase Bank, N.A.	06/08/22	27.25	—	EUR	319	113
Currency Option EUR vs CZK	Call	JPMorgan Chase Bank, N.A.	06/08/22	27.25	—	EUR	318	113
Currency Option EUR vs CZK	Call	Morgan Stanley & Co. International PLC	06/08/22	33.00	—	EUR	955	24
Currency Option USD vs CLP	Call	Morgan Stanley & Co. International PLC	05/26/22	850.00	—		724	16,092
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	06/17/22	6.45	—		1,234	39,850
Currency Option USD vs CNH	Call	Goldman Sachs International	06/17/22	6.65	—		1,234	12,868
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.55	—		389	9,267
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	8.00	—		195	35
Currency Option USD vs CNH	Call	Goldman Sachs International	09/02/22	6.55	—		366	9,350

See Notes to Financial Statements.

32

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	10/19/22	6.50	—		1,410	$46,928
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	05/05/22	22.00	—		789	53
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	05/06/22	20.50	—		353	1,913
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	06/06/22	22.00	—		1,809	4,730
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	06/14/22	21.50	—		346	1,963
Currency Option USD vs ZAR	Call	Barclays Bank PLC	05/10/22	16.00	—		1,190	7,801
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/10/22	17.50	—		1,190	194
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	07/27/22	16.50	—		1,193	22,071
Currency Option EUR vs CZK	Put	Morgan Stanley & Co. International PLC	06/08/22	25.25	—	EUR	955	23,662
Currency Option USD vs BRL	Put	Goldman Sachs International	06/21/22	4.00	—		711	52
Currency Option USD vs CLP	Put	Morgan Stanley & Co. International PLC	05/05/22	690.00	—		724	—
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	5.60	—		389	1
Currency Option USD vs CNH	Put	Goldman Sachs International	09/02/22	5.75	—		366	4
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	05/05/22	18.50	—		789	—
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	05/06/22	19.00	—		706	3
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	06/06/22	18.50	—		1,809	206
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	06/14/22	18.00	—		346	23
Currency Option USD vs RUB	Put	Goldman Sachs International	06/09/22	58.00	—		1,178	2,797
Currency Option USD vs ZAR	Put	Barclays Bank PLC	05/10/22	12.25	—		1,190	—

Total Options Purchased (cost $180,722)								$200,226

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    33

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CZK	Call	Morgan Stanley & Co. International PLC	06/08/22	27.25	—	EUR	955	$(340)
Currency Option USD vs CLP	Call	Morgan Stanley & Co. International PLC	05/26/22	870.00	—		724	(9,172)
Currency Option USD vs CNH	Call	Goldman Sachs International	06/17/22	6.45	—		1,234	(39,850)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.90	—		584	(2,805)
Currency Option USD vs CNH	Call	Goldman Sachs International	09/02/22	6.80	—		366	(3,301)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	10/19/22	6.75	—		1,410	(18,756)
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/10/22	16.00	—		1,190	(7,801)
Currency Option USD vs ZAR	Call	Barclays Bank PLC	05/10/22	17.50	—		1,190	(193)
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	07/27/22	17.50	—		597	(4,592)
Currency Option EUR vs CZK	Put	JPMorgan Chase Bank, N.A.	06/08/22	25.25	—	EUR	319	(7,892)
Currency Option EUR vs CZK	Put	JPMorgan Chase Bank, N.A.	06/08/22	25.25	—	EUR	319	(7,892)
Currency Option EUR vs CZK	Put	JPMorgan Chase Bank, N.A.	06/08/22	25.25	—	EUR	318	(7,879)
Currency Option USD vs BRL	Put	Goldman Sachs International	06/21/22	4.90	—		711	(13,649)
Currency Option USD vs CLP	Put	Morgan Stanley & Co. International PLC	05/05/22	790.00	—		724	(7)
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	6.40	—		389	(437)
Currency Option USD vs CNH	Put	Goldman Sachs International	09/02/22	6.25	—		366	(151)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	05/05/22	20.50	—		789	(8,804)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	05/06/22	19.75	—		706	(219)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	06/06/22	20.70	—		1,809	(40,510)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	06/14/22	20.30	—		346	(4,126)

See Notes to Financial Statements.

34

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs RUB	Put	Goldman Sachs International	06/09/22	71.00	—	1,178	$(38,058)
Currency Option USD vs ZAR	Put	Barclays Bank PLC	05/10/22	14.75	—	1,190	(157)

Total Options Written (premiums received $178,221)							$(216,591)

Futures contracts outstanding at April 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
35	2 Year U.S. Treasury Notes	Jun. 2022	$7,378,438	$(106,142)
69	5 Year U.S. Treasury Notes	Jun. 2022	7,774,360	(264,753)
28	10 Year U.S. Treasury Notes	Jun. 2022	3,336,375	(41,168)
29	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	4,652,688	(521,883)

				(933,946)

Short Positions:
15	5 Year Euro-Bobl	Jun. 2022	2,012,528	81,259
40	10 Year Euro-Bund	Jun. 2022	6,481,191	529,831
25	20 Year U.S. Treasury Bonds	Jun. 2022	3,517,188	300,154
6	Euro Schatz Index	Jun. 2022	697,185	9,875

				921,119

				$(12,827)

Forward foreign currency exchange contracts outstanding at April 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	216	$154,732	$152,577	$—	$(2,155)
Brazilian Real,
Expiring 05/03/22	Citibank, N.A.	BRL	1,436	304,000	289,993	—	(14,007)
Expiring 05/03/22	Goldman Sachs International	BRL	927	194,000	187,174	—	(6,826)
Expiring 06/02/22	Citibank, N.A.	BRL	680	143,461	136,104	—	(7,357)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    35

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 06/02/22	Goldman Sachs International	BRL	878	$175,000	$175,598	$598	$—
Chilean Peso,
Expiring 06/15/22	Citibank, N.A.	CLP	304,659	373,000	353,828	—	(19,172)
Expiring 06/15/22	HSBC Bank PLC	CLP	298,958	362,000	347,207	—	(14,793)
Expiring 06/15/22	UBS AG	CLP	150,719	176,000	175,043	—	(957)
Chinese Renminbi,
Expiring 05/23/22	Citibank, N.A.	CNH	4,612	699,000	692,898	—	(6,102)
Expiring 05/23/22	Citibank, N.A.	CNH	1,391	211,000	208,909	—	(2,091)
Expiring 05/23/22	Goldman Sachs International	CNH	2,387	359,000	358,614	—	(386)
Expiring 05/23/22	HSBC Bank PLC	CNH	4,166	655,000	625,904	—	(29,096)
Expiring 05/23/22	HSBC Bank PLC	CNH	2,558	403,000	384,386	—	(18,614)
Colombian Peso,
Expiring 06/15/22	BNP Paribas S.A.	COP	700,304	176,000	175,524	—	(476)
Expiring 06/15/22	Citibank, N.A.	COP	812,190	213,000	203,568	—	(9,432)
Expiring 06/15/22	Citibank, N.A.	COP	738,116	191,000	185,002	—	(5,998)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	703,507	176,000	176,327	327	—
Czech Koruna,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	4,675	206,000	198,561	—	(7,439)
Indian Rupee,
Expiring 06/15/22	Citibank, N.A.	INR	35,706	466,000	463,908	—	(2,092)
Expiring 06/15/22	Citibank, N.A.	INR	23,636	308,000	307,085	—	(915)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	165,547	2,145,019	2,150,841	5,822	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	13,742	181,000	178,534	—	(2,466)
Indonesian Rupiah,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	IDR	3,513,646	242,000	240,406	—	(1,594)
Japanese Yen,
Expiring 07/19/22	HSBC Bank PLC	JPY	38,993	312,385	301,528	—	(10,857)
Mexican Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	6,756	331,000	327,996	—	(3,004)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	3,849	177,000	186,885	9,885	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	12,776	605,680	620,279	14,599	—
Expiring 06/15/22	UBS AG	MXN	8,937	436,000	433,888	—	(2,112)

See Notes to Financial Statements.

36

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/15/22	UBS AG	MXN	3,840	$177,000	$186,434	$9,434	$—
New Taiwanese Dollar,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	TWD	10,897	378,000	371,455	—	(6,545)
Expiring 06/15/22	UBS AG	TWD	24,302	848,000	828,373	—	(19,627)
Expiring 06/15/22	UBS AG	TWD	14,543	509,000	495,719	—	(13,281)
Peruvian Nuevo Sol,
Expiring 06/15/22	BNP Paribas S.A.	PEN	1,117	297,000	289,419	—	(7,581)
Expiring 06/15/22	BNP Paribas S.A.	PEN	579	152,653	149,875	—	(2,778)
Expiring 06/15/22	Citibank, N.A.	PEN	1,257	328,000	325,686	—	(2,314)
Philippine Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	20,230	384,000	383,818	—	(182)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	19,448	369,000	368,993	—	(7)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	17,578	334,000	333,519	—	(481)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	9,281	176,000	176,092	92	—
Expiring 06/15/22	Standard Chartered Bank	PHP	36,829	698,000	698,762	762	—
Expiring 06/15/22	Standard Chartered Bank	PHP	31,107	588,000	590,198	2,198	—
Expiring 06/15/22	Standard Chartered Bank	PHP	16,616	315,000	315,251	251	—
Polish Zloty,
Expiring 07/19/22	HSBC Bank PLC	PLN	903	209,398	201,601	—	(7,797)
Expiring 07/19/22	HSBC Bank PLC	PLN	763	175,986	170,357	—	(5,629)
Singapore Dollar,
Expiring 06/15/22	Citibank, N.A.	SGD	805	594,000	582,393	—	(11,607)
Expiring 06/15/22	HSBC Bank PLC	SGD	611	450,000	442,020	—	(7,980)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	867	639,000	626,731	—	(12,269)
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	3,294	223,000	207,464	—	(15,536)
Expiring 06/15/22	Barclays Bank PLC	ZAR	2,764	176,000	174,082	—	(1,918)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	3,884	245,000	244,656	—	(344)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	2,810	176,000	176,994	994	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	2,790	176,000	175,720	—	(280)
Expiring 06/15/22	UBS AG	ZAR	7,649	488,000	481,808	—	(6,192)
South Korean Won,
Expiring 06/15/22	HSBC Bank PLC	KRW	446,176	363,000	353,241	—	(9,759)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    37

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/15/22	HSBC Bank PLC	KRW	362,138	$299,000	$286,707	$—	$(12,293)
Expiring 06/15/22	HSBC Bank PLC	KRW	213,883	173,000	169,333	—	(3,667)
Expiring 06/15/22	Standard Chartered Bank	KRW	342,352	281,000	271,042	—	(9,958)
Thai Baht,
Expiring 06/15/22	Goldman Sachs International	THB	11,012	331,000	321,775	—	(9,225)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	5,190	156,000	151,641	—	(4,359)

				$21,084,314	$20,789,726	44,962	(339,550)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	BNP Paribas S.A.	AUD	210	$156,692	$148,869	$7,823	$—
Brazilian Real,
Expiring 05/03/22	BNP Paribas S.A.	BRL	692	146,000	139,876	6,124	—
Expiring 05/03/22	Citibank, N.A.	BRL	680	144,814	137,466	7,348	—
Expiring 05/03/22	JPMorgan Chase Bank, N.A.	BRL	989	204,006	199,826	4,180	—
British Pound,
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	102	133,464	128,686	4,778	—
Canadian Dollar,
Expiring 07/19/22	Barclays Bank PLC	CAD	249	197,402	193,907	3,495	—
Chilean Peso,
Expiring 06/15/22	BNP Paribas S.A.	CLP	244,921	304,000	284,448	19,552	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	181,255	222,877	210,507	12,370	—
Expiring 06/15/22	UBS AG	CLP	261,567	328,000	303,781	24,219	—
Chinese Renminbi,
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	23,199	3,632,286	3,485,404	146,882	—
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	3,769	591,000	566,284	24,716	—
Expiring 05/23/22	UBS AG	CNH	3,687	580,000	553,955	26,045	—
Expiring 05/23/22	UBS AG	CNH	2,495	389,000	374,839	14,161	—
Colombian Peso,
Expiring 06/15/22	Citibank, N.A.	COP	823,518	207,000	206,407	593	—

See Notes to Financial Statements.

38

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 06/15/22	HSBC Bank PLC	COP	904,280	$235,000	$226,649	$8,351	$—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	391,807	102,089	98,203	3,886	—
Czech Koruna,
Expiring 07/19/22	Barclays Bank PLC	CZK	1,910	83,881	81,139	2,742	—
Euro,
Expiring 07/19/22	BNP Paribas S.A.	EUR	2,612	2,839,619	2,767,139	72,480	—
Expiring 07/19/22	BNP Paribas S.A.	EUR	163	177,000	173,184	3,816	—
Expiring 07/19/22	Deutsche Bank AG	EUR	3,382	3,692,006	3,583,284	108,722	—
Expiring 07/19/22	Standard Chartered Bank	EUR	3,427	3,754,538	3,630,869	123,669	—
Hungarian Forint,
Expiring 07/19/22	Barclays Bank PLC	HUF	58,252	165,042	160,670	4,372	—
Indian Rupee,
Expiring 06/15/22	Citibank, N.A.	INR	49,961	649,000	649,105	—	(105)
Expiring 06/15/22	HSBC Bank PLC	INR	49,225	635,000	639,550	—	(4,550)
Expiring 06/15/22	HSBC Bank PLC	INR	29,681	383,000	385,630	—	(2,630)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	52,607	684,000	683,493	507	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	12,967	169,000	168,476	524	—
Expiring 06/15/22	Morgan Stanley & Co.
	International PLC	INR	46,335	602,000	601,996	4	—
Indonesian Rupiah,
Expiring 06/15/22	Citibank, N.A.	IDR	4,250,199	292,512	290,802	1,710	—
Expiring 06/15/22	Citibank, N.A.	IDR	864,420	59,488	59,144	344	—
Expiring 06/15/22	Goldman Sachs
	International	IDR	8,512,305	593,854	582,418	11,436	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	IDR	2,544,023	176,000	174,064	1,936	—
Israeli Shekel,
Expiring 06/15/22	Bank of America, N.A.	ILS	904	279,440	271,353	8,087	—
Expiring 06/15/22	Bank of America, N.A.	ILS	716	219,560	214,892	4,668	—
Expiring 06/15/22	Barclays Bank PLC	ILS	1,051	321,000	315,564	5,436	—
Expiring 06/15/22	Citibank, N.A.	ILS	1,105	346,000	331,844	14,156	—
Expiring 06/15/22	HSBC Bank PLC	ILS	1,307	398,000	392,389	5,611	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ILS	1,268	389,000	380,677	8,323	—
Mexican Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	4,969	233,000	241,236	—	(8,236)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	3,637	176,000	176,571	—	(571)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    39

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/15/22	UBS AG	MXN	5,978	$281,000	$290,237	$—	$ (9,237)
New Taiwanese Dollar,
Expiring 06/15/22	Citibank, N.A.	TWD	9,507	326,000	324,072	1,928	—
Expiring 06/15/22	Goldman Sachs International	TWD	75,705	2,681,712	2,580,566	101,146	—
Expiring 06/15/22	HSBC Bank PLC	TWD	9,204	318,000	313,724	4,276	—
Expiring 06/15/22	HSBC Bank PLC	TWD	9,173	314,000	312,680	1,320	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	TWD	9,280	318,000	316,317	1,683	—
Philippine Peso,
Expiring 06/15/22	Bank of America, N.A.	PHP	24,693	472,000	468,507	3,493	—
Expiring 06/15/22	Citibank, N.A.	PHP	9,330	181,000	177,013	3,987	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	9,555	183,000	181,292	1,708	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PHP	27,911	526,818	529,557	—	(2,739)
Expiring 06/15/22	Standard Chartered Bank	PHP	22,927	443,000	435,007	7,993	—
Polish Zloty,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	PLN	492	113,000	109,886	3,114	—
Singapore Dollar,
Expiring 06/15/22	Credit Suisse International SGD		516	379,000	373,381	5,619	—
Expiring 06/15/22	Goldman Sachs International	SGD	767	555,000	554,548	452	—
Expiring 06/15/22	HSBC Bank PLC	SGD	742	535,000	536,684	—	(1,684)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	2,494	1,832,716	1,803,204	29,512	—
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	8,819	570,186	555,465	14,721	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	8,758	577,323	551,654	25,669	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	5,864	379,115	369,327	9,788	—
Expiring 06/15/22	Citibank, N.A.	ZAR	8,758	575,630	551,653	23,977	—
South Korean Won,
Expiring 06/15/22	Citibank, N.A.	KRW	1,794,842	1,460,789	1,420,989	39,800	—
Expiring 06/15/22	HSBC Bank PLC	KRW	385,802	305,000	305,442	—	(442)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	519,511	412,000	411,301	699	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	420,030	337,000	332,541	4,459	—
Expiring 06/15/22	Standard Chartered Bank	KRW	458,001	366,000	362,603	3,397	—
Expiring 06/15/22	Standard Chartered Bank	KRW	381,862	300,000	302,323	—	(2,323)

See Notes to Financial Statements.

40

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	102,630	$3,096,595	$2,998,804	$97,791	$—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	6,014	176,000	175,713	287	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	THB	17,494	522,000	511,156	10,844	—

				$43,428,454	$42,370,242	1,090,729	(32,517)

						$1,135,691	$(372,067)

Cross currency exchange contracts outstanding at April 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/22	Buy	EUR	161	HUF	60,708	$3,125	$—	HSBC Bank PLC
07/19/22	Buy	HUF	63,630	EUR	166	—	(365)	JPMorgan Chase Bank, N.A.

						$3,125	$(365)

Credit default swap agreements outstanding at April 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.37.V1	06/20/27	1.000%(Q	)	830	$57,029	$65,625	$8,596

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    41

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$860,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

42

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds
Azerbaijan	$—	$695,978	$—
Bahrain	—	638,795	—
Brazil	—	2,396,036	—
Chile	—	1,546,962	—
China	—	2,895,087	—
Colombia	—	374,994	—
Costa Rica	—	198,580	—
Ghana	—	197,349	—
Guatemala	—	378,883	—
India	—	2,225,555	—
Indonesia	—	3,308,521	—
Israel	—	614,368	—
Jamaica	—	183,975	—
Kazakhstan	—	1,542,502	—
Kuwait	—	432,574	—
Malaysia	—	1,614,609	—
Mexico	—	6,814,856	—
Mongolia	—	197,127	—
Netherlands	—	125,000	—
Panama	—	344,561	—
Peru	—	714,260	—
Philippines	—	155,284	—
Qatar	—	500,481	—
Russia	—	498,825	—
Saudi Arabia	—	789,367	—
South Africa	—	2,890,824	—
Thailand	—	142,490	—
Trinidad & Tobago	—	170,440	—
Turkey	—	357,035	—
Ukraine	—	144,786	—
United Arab Emirates	—	2,614,474	—
Venezuela	—	56,845	—
Vietnam	—	223,154	—
Sovereign Bonds
Angola	—	2,667,725	—
Argentina	—	1,823,045	—
Bahrain	—	2,588,543	—
Belarus	—	128,000	—
Bermuda	—	592,064	—
Brazil	—	3,416,152	—
Cameroon	—	416,261	—
Colombia	—	3,946,677	—
Congo (Republic)	—	232,656	—
Costa Rica	—	1,490,579	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    43

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Croatia	$—	$161,963	$—
Dominican Republic	—	4,164,285	—
Ecuador	—	2,363,436	—
Egypt	—	2,238,386	—
El Salvador	—	726,725	—
Gabon	—	1,150,362	—
Ghana	—	1,075,341	—
Guatemala	—	953,685	—
Honduras	—	341,731	—
Hungary	—	1,618,439	—
India	—	521,363	—
Indonesia	—	3,306,413	—
Iraq	—	1,341,361	—
Israel	—	490,015	—
Ivory Coast	—	1,587,900	—
Jamaica	—	962,855	—
Jordan	—	542,433	—
Kazakhstan	—	451,392	—
Kenya	—	526,568	—
Lebanon	—	389,712	—
Malaysia	—	1,949,022	—
Mexico	—	2,465,056	—
Mongolia	—	410,425	—
Morocco	—	971,084	—
Mozambique	—	700,000	—
Namibia	—	192,455	—
Nigeria	—	3,313,484	—
Oman	—	3,734,470	—
Pakistan	—	1,811,536	—
Panama	—	2,101,771	—
Papua New Guinea	—	170,269	—
Paraguay	—	790,890	—
Peru	—	2,569,460	—
Philippines	—	2,498,868	—
Qatar	—	4,285,048	—
Romania	—	1,636,307	—
Russia	—	565,794	—
Saudi Arabia	—	3,572,976	—
Senegal	—	582,798	—
Serbia	—	1,171,741	—
South Africa	—	1,570,180	—
Sri Lanka	—	797,875	—
Turkey	—	4,328,476	—
Ukraine	—	1,581,584	—
United Arab Emirates	—	1,395,137	—

See Notes to Financial Statements.

44

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Uruguay	$—	$1,996,976	$—
Venezuela	—	16,166	—
Zambia	—	889,249	—
Short-Term Investments
Unaffiliated Fund	10,743,551	—	—
Options Purchased	—	200,226	—

Total	$10,743,551	$126,469,967	$—

Liabilities
Options Written	$—	$(216,591)	$—

Other Financial Instruments*
Assets
Futures Contracts	$921,119	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,135,691	—
OTC Cross Currency Exchange Contracts	—	3,125	—
Centrally Cleared Credit Default Swap Agreement	—	8,596	—

Total	$921,119	$1,147,412	$—

Liabilities
Futures Contracts	$(933,946)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(372,067)	—
OTC Cross Currency Exchange Contracts	—	(365)	—

Total	$(933,946)	$(372,432)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2022 were as follows:

Sovereign Bonds	64.8%
Oil & Gas	10.6
Unaffiliated Fund	7.7
Electric	4.0
Mining	1.7
Chemicals	1.3
Pipelines	1.2
Engineering & Construction	1.0

Commercial Services	0.8%
Diversified Financial Services	0.8
Telecommunications	0.6
Banks	0.5
Real Estate	0.5
Investment Companies	0.3
Transportation	0.3
Building Materials	0.3

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    45

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Industry Classification (continued):

Energy-Alternate Sources	0.3%
Media	0.2
Retail	0.2
Internet	0.2
Iron/Steel	0.2
Lodging	0.2
Options Purchased	0.2
Auto Manufacturers	0.2
Aerospace & Defense	0.1

Gas	0.1%
Entertainment	0.1
Forest Products & Paper	0.1

98.5
Options Written	(0.2)
Other assets in excess of liabilities	1.7

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$8,596	*	—	$—
Foreign exchange contracts	Unaffiliated investments	200,226		Options written outstanding, at value	216,591
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	3,125		Unrealized depreciation on OTC cross currency exchange contracts	365
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,135,691		Unrealized depreciation on OTC forward foreign currency exchange contracts	372,067
Interest rate contracts	Due from/to broker-variation margin futures	921,119	*	Due from/to broker-variation margin futures	933,946	*

		$2,268,757			$1,522,969

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

46

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$19,150
Foreign exchange contracts	415,982	(427,311)	—	775,632	—
Interest rate contracts	—	—	(472,769)	—	(67,773)

Total	$415,982	$(427,311)	$(472,769)	$775,632	$(48,623)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(6,121)
Foreign exchange contracts	8,188	(37,916)	—	714,696	—
Interest rate contracts	—	—	(142,532)	—	87,334

Total	$8,188	$(37,916)	$(142,532)	$714,696	$81,213

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 149,068
Options Written (2)	12,349,818
Futures Contracts - Long Positions (2)	24,719,313
Futures Contracts - Short Positions (2)	17,261,986
Forward Foreign Currency Exchange Contracts - Purchased (3)	24,015,412
Forward Foreign Currency Exchange Contracts - Sold (3)	45,783,536
Cross Currency Exchange Contracts (4)	313,697
Interest Rate Swap Agreements (2)	2,496,350
Credit Default Swap Agreements - Buy Protection (2)	1,530,000

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    47

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$16,248	$—	$16,248	$—	$16,248
Barclays Bank PLC	74,024	(17,804)	56,220	—	56,220
BNP Paribas S.A.	109,795	(10,835)	98,960	(1,210)	97,750
Citibank, N.A.	93,843	(81,192)	12,651	—	12,651
Credit Suisse International	5,619	—	5,619	—	5,619
Deutsche Bank AG	108,722	—	108,722	—	108,722
Goldman Sachs International	138,703	(111,446)	27,257	—	27,257
HSBC Bank PLC	22,683	(129,791)	(107,108)	50,000	(57,108)
JPMorgan Chase Bank, N.A.	410,667	(145,767)	264,900	(264,900)	—
Morgan Stanley & Co. International PLC	141,831	(28,501)	113,330	—	113,330
Standard Chartered Bank	138,270	(12,281)	125,989	(125,989)	—
The Toronto-Dominion Bank	4,778	—	4,778	—	4,778
UBS AG	73,859	(51,406)	22,453	—	22,453

	$1,339,042	$(589,023)	$750,019	$(342,099)	$407,920

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

48

Statement of Assets and Liabilities   (unaudited)

as of April 30, 2022

Assets

Unaffiliated investments (cost $167,283,522)	$137,213,518
Foreign currency, at value (cost $22,121)	21,629
Cash segregated for counterparty - OTC	50,000
Dividends and interest receivable	1,859,443
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,135,691
Deposit with broker for centrally cleared/exchange-traded derivatives	860,000
Receivable for Fund shares sold	408,161
Receivable for investments sold	307,237
Due from broker—variation margin swaps	7,229
Unrealized appreciation on OTC cross currency exchange contracts	3,125
Prepaid expenses and other assets	40,525

Total Assets	141,906,558

Liabilities

Payable for Fund shares purchased	1,257,891
Payable for investments purchased	584,988
Unrealized depreciation on OTC forward foreign currency exchange contracts	372,067
Options written outstanding, at value (premiums received $178,221)	216,591
Management fee payable	55,850
Accrued expenses and other liabilities	55,480
Dividends payable	11,920
Due to broker—variation margin futures	2,301
Directors’ fees payable	459
Unrealized depreciation on OTC cross currency exchange contracts	365
Affiliated transfer agent fee payable	317
Distribution fee payable	19

Total Liabilities	2,558,248

Net Assets	$139,348,310

Net assets were comprised of:
Common stock, at par	$188
Paid-in capital in excess of par	172,458,691
Total distributable earnings (loss)	(33,110,569)

Net assets, April 30, 2022	$139,348,310

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    49

Statement of Assets and Liabilities   (unaudited)

as of April 30, 2022

Class A

Net asset value, offering price and redemption price per share, ($59,563 ÷ 8,019 shares of beneficial interest issued and outstanding)	$7.43
Maximum sales charge (3.25% of offering price)	0.25

Maximum offering price to public	$7.68

Class C

Net asset value, offering price and redemption price per share, ($9,036 ÷ 1,217 shares of beneficial interest issued and outstanding)	$7.43

Class Z

Net asset value, offering price and redemption price per share, ($13,077,104 ÷ 1,759,567 shares of beneficial interest issued and outstanding)	$7.43

Class R6

Net asset value, offering price and redemption price per share, ($126,202,607 ÷ 16,987,230 shares of beneficial interest issued and outstanding)	$7.43

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

50

Statement of Operations   (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)

Income
Interest income (net of $8,007 foreign withholding tax)	$3,719,098
Unaffiliated dividend income	2,390
Affiliated dividend income	1,958

Total income	3,723,446

Expenses
Management fee	487,940
Distribution fee(a)	148
Custodian and accounting fees	37,189
Transfer agent’s fees and expenses (including affiliated expense of $757)(a)	22,792
Registration fees(a)	20,898
Audit fee	18,844
Legal fees and expenses	10,077
Shareholders’ reports	7,978
Directors’ fees	5,369
SEC registration fees	2,421
Miscellaneous	9,885

Total expenses	623,541
Less: Fee waiver and/or expense reimbursement(a)	(126,514)

Net expenses	497,027

Net investment income (loss)	3,226,419

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(185,057)
Futures transactions	(472,769)
Forward and cross currency contract transactions	775,632
Options written transactions	(427,311)
Swap agreement transactions	(48,623)
Foreign currency transactions	(3,284)

(361,412)

Net change in unrealized appreciation (depreciation) on:
Investments	(28,670,874)
Futures	(142,532)
Forward and cross currency contracts	714,696
Options written	(37,916)
Swap agreements	81,213
Foreign currencies	(39,734)

(28,095,147)

Net gain (loss) on investment and foreign currency transactions	(28,456,559)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(25,230,140)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    51

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	98	50	—	—
Transfer agent’s fees and expenses	201	22	22,371	198
Registration fees	4,039	4,039	8,732	4,088
Fee waiver and/or expense reimbursement	(4,227)	(4,059)	(33,025)	(85,203)

See Notes to Financial Statements.

52

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,226,419	$5,629,265
Net realized gain (loss) on investment and foreign currency transactions	(361,412)	845,517
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(28,095,147)	1,891,629

Net increase (decrease) in net assets resulting from operations	(25,230,140)	8,366,411

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,221)	(2,106)
Class C	(262)	(397)
Class Z	(560,520)	(1,206,404)
Class R6	(4,226,374)	(5,228,489)

	(4,789,377)	(6,437,396)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	35,368,911	81,696,730
Net asset value of shares issued in reinvestment of dividends and distributions	4,616,503	6,292,008
Cost of shares purchased	(25,040,923)	(52,285,699)

Net increase (decrease) in net assets from Fund share transactions	14,944,491	35,703,039

Total increase (decrease)	(15,075,026)	37,632,054

Net Assets:

Beginning of period	154,423,336	116,791,282

End of period	$139,348,310	$154,423,336

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    53

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended					December 12, 2017(a) through
	April 30,		Year Ended October 31,			October 31,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.06		$8.86	$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.36	0.38	0.46	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.55)		0.25	(0.56)	0.69	(1.06)
Total from investment operations	(1.38)		0.61	(0.18)	1.15	(0.68)
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.41)	(0.47)	(0.52)	(0.43)
Tax return of capital distributions	-		-	-	-	(0.01)
Total dividends and distributions	(0.25)		(0.41)	(0.47)	(0.52)	(0.44)
Net asset value, end of period	$7.43		$9.06	$8.86	$9.51	$8.88
Total Return(c):	(15.51)%		6.91%	(1.82)%	13.23%	(6.97)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$60		$59	$28	$13	$9
Average net assets (000)	$79		$47	$18	$12	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.05%	1.05%	1.05%	1.05	%(e)
Expenses before waivers and/or expense reimbursement	11.84	%(e)	19.07%	66.11%	115.95%	358.14	%(e)
Net investment income (loss)	3.94	%(e)	3.84%	4.19%	4.95%	4.49	%(e)
Portfolio turnover rate(f)	6%		20%	23%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

54

Class C Shares
	Six Months Ended					December 12, 2017(a) through
	April 30,		Year Ended October 31,			October 31,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.06		$8.86	$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.28	0.32	0.39	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.54)		0.26	(0.57)	0.69	(1.05)
Total from investment operations	(1.41)		0.54	(0.25)	1.08	(0.74)
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.34)	(0.40)	(0.45)	(0.37)
Tax return of capital distributions	-		-	-	-	(0.01)
Total dividends and distributions	(0.22)		(0.34)	(0.40)	(0.45)	(0.38)
Net asset value, end of period	$7.43		$9.06	$8.86	$9.51	$8.88
Total Return(c):	(15.84)%		6.11%	(2.55)%	12.40%	(7.58)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9		$11	$10	$10	$9
Average net assets (000)	$10		$11	$10	$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.80	%(e)	1.80%	1.80%	1.80%	1.80	%(e)
Expenses before waivers and/or expense reimbursement	83.09	%(e)	78.90%	114.46%	139.02%	359.95	%(e)
Net investment income (loss)	3.15	%(e)	3.08%	3.56%	4.22%	3.73	%(e)
Portfolio turnover rate(f)	6%		20%	23%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    55

Financial Highlights   (unaudited) (continued)

Class Z Shares
	Six Months Ended					December 12, 2017(a) through
	April 30,		Year Ended October 31,			October 31,
	2022		2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.06		$8.87	$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.38	0.40	0.48	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.55)		0.25	(0.54)	0.69	(1.05)
Total from investment operations	(1.37)		0.63	(0.14)	1.17	(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.44)	(0.50)	(0.54)	(0.45)
Tax return of capital distributions	-		-	-	-	(0.01)
Total dividends and distributions	(0.26)		(0.44)	(0.50)	(0.54)	(0.46)
Net asset value, end of period	$7.43		$9.06	$8.87	$9.51	$8.88
Total Return(c):	(15.39)%		7.11%	(1.43)%	13.51%	(6.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,077		$18,069	$18,982	$5,782	$2,234
Average net assets (000)	$17,893		$25,561	$10,951	$3,498	$766
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)	0.75%	0.75%	0.80%	0.80	%(e)
Expenses before waivers and/or expense reimbursement	1.12	%(e)	1.07%	1.53%	2.41%	6.65	%(e)
Net investment income (loss)	4.20	%(e)	4.12%	4.45%	5.12%	4.83	%(e)
Portfolio turnover rate(f)	6%		20%	23%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

56

Class R6 Shares
	Six Months Ended					December 12, 2017(a) through
	April 30,		Year Ended October 31,			October 31,
	2022		2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.06		$8.86	$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.39	0.43	0.49	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.54)		0.26	(0.57)	0.69	(1.06)
Total from investment operations	(1.36)		0.65	(0.14)	1.18	(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.45)	(0.51)	(0.55)	(0.45)
Tax return of capital distributions	-		-	-	-	(0.01)
Total dividends and distributions	(0.27)		(0.45)	(0.51)	(0.55)	(0.46)
Net asset value, end of period	$7.43		$9.06	$8.86	$9.51	$8.88
Total Return(c):	(15.34)%		7.34%	(1.44)%	13.58%	(6.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$126,203		$136,285	$97,771	$26,493	$23,333
Average net assets (000)	$133,397		$107,966	$30,037	$25,144	$24,014
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.66%	0.74%	0.74	%(e)
Expenses before waivers and/or expense reimbursement	0.78	%(e)	0.81%	1.16%	1.49%	1.76	%(e)
Net investment income (loss)	4.31	%(e)	4.24%	4.69%	5.27%	4.82	%(e)
Portfolio turnover rate(f)	6%		20%	23%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    57

Notes to Financial Statements   (unaudited)

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Emerging Markets Debt Hard Currency Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

58

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing

PGIM Emerging Markets Debt Hard Currency Fund    59

Notes to Financial Statements   (unaudited) (continued)

derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the

60

fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on

PGIM Emerging Markets Debt Hard Currency Fund    61

Notes to Financial Statements   (unaudited) (continued)

the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or

62

is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

PGIM Emerging Markets Debt Hard Currency Fund    63

Notes to Financial Statements   (unaudited) (continued)

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the

64

Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

PGIM Emerging Markets Debt Hard Currency Fund    65

Notes to Financial Statements   (unaudited) (continued)

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the

66

ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

PGIM Emerging Markets Debt Hard Currency Fund    67

Notes to Financial Statements   (unaudited) (continued)

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.650% on average daily net assets up to $1 billion;	0.65%
0.630% on average daily net assets from $1 billion to $3 billion;
0.610% on average daily net assets from $3 billion to $5 billion;
0.600% on average daily net assets from $5 billion to $10 billion;
0.590% on average daily net assets over $10 billion.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.05%
C	1.80
Z	0.75
R6	0.65

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C,

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Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS has not received any front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the reporting period ended April 30, 2022, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated

PGIM Emerging Markets Debt Hard Currency Fund    69

Notes to Financial Statements   (unaudited) (continued)

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$23,963,672	$8,297,610

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$12,463,160	$8,881,786	$21,344,946	$—	$—	$—	—	$1,958

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$167,583,001	$2,711,998	$(32,535,919)	$(29,823,921)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $1,297,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

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The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 600,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	100,000,000
C	100,000,000
Z	200,000,000
R6	200,000,000

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,257	15.7%
C	1,217	100.0
R6	7,317,516	43.1

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Notes to Financial Statements   (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	39.1%
Unaffiliated	2	52.2

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	37,460	$319,657
Shares issued in reinvestment of dividends and distributions	224	1,883
Shares purchased	(36,161)	(307,620)
Net increase (decrease) in shares outstanding	1,523	$13,920

Year ended October 31, 2021:
Shares sold	3,166	$28,994
Shares issued in reinvestment of dividends and distributions	228	2,106
Shares purchased	(63)	(581)
Net increase (decrease) in shares outstanding	3,331	$30,519

Class C
Six months ended April 30, 2022:
Shares issued in reinvestment of dividends and distributions	31	$261
Net increase (decrease) in shares outstanding	31	$261

Year ended October 31, 2021:
Shares issued in reinvestment of dividends and distributions	43	$395
Net increase (decrease) in shares outstanding	43	$395

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Share Class	Shares	Amount

Class Z
Six months ended April 30, 2022:
Shares sold	719,425	$6,143,998
Shares issued in reinvestment of dividends and distributions	46,338	387,985
Shares purchased	(993,877)	(7,919,043)
Net increase (decrease) in shares outstanding before conversion	(228,114)	(1,387,060)
Shares issued upon conversion from other share class(es)	262	2,039
Shares purchased upon conversion into other share class(es)	(6,402)	(53,973)
Net increase (decrease) in shares outstanding	(234,254)	$(1,438,994)

Year ended October 31, 2021:
Shares sold	4,468,483	$41,307,258
Shares issued in reinvestment of dividends and distributions	115,282	1,064,840
Shares purchased	(1,031,335)	(9,474,853)
Net increase (decrease) in shares outstanding before conversion	3,552,430	32,897,245
Shares issued upon conversion from other share class(es)	14,250	132,076
Shares purchased upon conversion into other share class(es)	(3,713,016)	(34,383,477)
Net increase (decrease) in shares outstanding	(146,336)	$(1,354,156)

Class R6
Six months ended April 30, 2022:
Shares sold	3,506,098	$28,905,256
Shares issued in reinvestment of dividends and distributions	505,491	4,226,374
Shares purchased	(2,076,594)	(16,814,260)
Net increase (decrease) in shares outstanding before conversion	1,934,995	16,317,370
Shares issued upon conversion from other share class(es)	6,406	53,973
Shares purchased upon conversion into other share class(es)	(262)	(2,039)
Net increase (decrease) in shares outstanding	1,941,139	$16,369,304

Year ended October 31, 2021:
Shares sold	4,369,851	$40,360,478
Shares issued in reinvestment of dividends and distributions	566,570	5,224,667
Shares purchased	(4,623,318)	(42,810,265)
Net increase (decrease) in shares outstanding before conversion	313,103	2,774,880
Shares issued upon conversion from other share class(es)	3,717,030	34,383,477
Shares purchased upon conversion into other share class(es)	(14,263)	(132,076)
Net increase (decrease) in shares outstanding	4,015,870	$37,026,281

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

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Notes to Financial Statements   (unaudited) (continued)

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2022.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: Credit risk relates to the ability of the issuer of a fixed income instrument or the counterparty to a financial transaction with the Fund to meet interest and principal payments as they come due or to fulfill its obligations to the Fund. The value of the fixed income instruments held by the Fund will be adversely affected by any erosion in the ability of the relevant issuers to make interest and principal payments as they become due. The ratings given to a debt security by certain ratings agencies provide a generally useful guide as to such credit risk. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Increasing the amount of Fund assets invested in lower-rated securities generally will increase the Fund’s income, but also will increase the credit risk to which the Fund is subject. The Fund generally enters into financial transactions with major dealers that are deemed acceptable to the subadviser from a credit perspective.

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Currency Risk: The Fund’s assets may be invested in securities that are denominated in non-US currencies or directly in currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the US dollar or other currencies. The weakening of a country’s currency relative to the US dollar will negatively affect the dollar value of the Fund’s assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market; selling or buying currency futures contracts, options or other securities thereon; borrowing funds denominated in particular currencies; or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective. The Fund would incur additional costs from hedging.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or

PGIM Emerging Markets Debt Hard Currency Fund    75

Notes to Financial Statements   (unaudited) (continued)

stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the

76

Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the

PGIM Emerging Markets Debt Hard Currency Fund    77

Notes to Financial Statements   (unaudited) (continued)

Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

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Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Emerging Markets Debt Hard Currency Fund    79

Liquidity Risk Management Program   (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

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⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ●

Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ●

Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ●

Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Emerging Markets Debt Hard Currency Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM EMERGING MARKETS DEBT HARD CURRENCY FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PDHAX	PDHCX	PDHVX	PDHQX

CUSIP	743969479	743969461	743969446	743969453

MF239E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2022